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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8918

The Hirtle Callaghan Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA	19428
(Address of principal executive offices)	(Zip code)

BISYS Fund Services

3435 Stelzer Road

Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 470-8000

Date of fiscal year end: 06/30/2005

Date of reporting period: 12/31/2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

THE HIRTLE CALLAGHAN TRUST	Semi-Annual Report

December 31, 2004

We are pleased to present the December 31, 2004 Semi-annual Report for The Hirtle Callaghan Trust.

The Hirtle Callaghan Trust (the “Trust”), a diversified open-end management investment company, was organized by Hirtle Callaghan & Co., Inc. to enhance Hirtle Callaghan’s ability to acquire the services of independent, specialist money management organizations for the clients Hirtle Callaghan serves. The Trust currently consists of eight separate investment portfolios (the “Portfolios”). Day-to-day portfolio management services are provided to each of the Trust’s Portfolios by one or more independent money management organizations (specialist managers), selected by, and under the general supervision of, the Trust’s Board of Trustees.

Shares of the Trust are available exclusively to investors who are clients of Hirtle Callaghan or clients of financial intermediaries, such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with Hirtle Callaghan.

The Portfolios

The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Small Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Fixed Income Portfolio, seeks current income by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Intermediate Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax by investing in securities issued by municipalities and related entities.

The Fixed Income II Portfolio, seeks current income by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The High Yield Bond Portfolio, seeks to achieve above-average total return by investing in high yield securities (commonly referred to as “junk bonds”).

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common Stocks — 97.93%
	Institutional Capital Corp. — 82.73%
	Banking — 6.24%
497,150	BankAmerica Corp.	$23,361,078
232,300	Wells Fargo & Co.	14,437,445

		37,798,523

	Beverages — 1.22%
141,050	Pepsico, Inc.	7,362,810

	Broadcasting & Television — 1.84%
332,900	Clear Channel Communications, Inc.	11,148,821

	Business Services — 0.00%
	Cable — 2.59%
471,505	Comcast Corp., Class – A (b)	15,691,686

	Computer Software & Services — 2.06%
468,100	Microsoft Corp.	12,502,951

	Computer Systems — 2.35%
144,300	International Business Machines Corp.	14,225,094

	Conglomerates — 4.82%
241,000	Altria Group, Inc.	14,725,100
395,600	General Electric Co.	14,439,400

		29,157,164

	Construction Materials & Supplies — 0.82%
136,200	Masco Corp.	4,975,386

	Electronic Components & Instruments — 2.90%
274,317	Freescale Semiconductor, Inc., Class – B	5,036,460
472,071	Koninklijke Philips Electronics NV – ADR	12,509,882

		17,546,342

	Environmental Services — 1.68%
339,550	Waste Management, Inc.	10,166,127

	Financial Services — 9.75%
513,214	Citigroup, Inc.	24,726,650
84,700	Goldman Sachs Group, Inc.	8,812,188
453,500	J.P. Morgan Chase & Co.	17,691,035
139,600	Morgan Stanley	7,750,592

		58,980,465

	Food Processing — 1.74%
473,550	Archer — Daniels-Midland Co.	10,564,901

	Hotels & Lodging — 2.79%
722,400	Cendant Corp.	16,889,712

	Insurance — 4.01%
189,150	American International Group, Inc.	12,421,480
320,666	The St. Paul Travelers Cos., Inc.	11,887,089

		24,308,569

Shares	Security Description	Value
	Manufacturing — 4.62%
183,800	Deere & Co.	$13,674,720
400,050	Tyco International, Ltd.	14,297,787

		27,972,507

	Medical Equipment & Supplies — 2.44%
344,300	Baxter International, Inc.	11,892,122
42,900	Beckman Coulter, Inc.	2,873,871

		14,765,993

	Metals — 0.88%
139,250	Freeport-McMoRan Copper & Gold, Inc., Class – B	5,323,528

	Multimedia — 0.98%
318,900	News Corp.	5,950,674

	Oil & Gas — 9.72%
168,684	Conoco, Inc.	14,646,832
324,350	Exxon Mobil Corp.	16,626,180
163,500	Halliburton Co.	6,415,740
328,938	Marathon Oil Corp.	12,371,358
150,900	Occidental Petroleum Corp.	8,806,524

		58,866,634

	Paper Products — 1.23%
177,800	International Paper Co.	7,467,600

	Pharmaceuticals — 5.35%
248,850	GlaxoSmithKline PLC — ADR	11,793,002
272,150	Pfizer, Inc.	7,318,114
331,597	Sanofi-Aventis — ADR	13,280,459

		32,391,575

	Publishing & Printing — 1.10%
189,150	R.R. Donnelley & Sons Co.	6,675,104

	Railroads — 0.73%
17,600	Canadian Pacific Railway Ltd.	605,616
94,700	CSX Corp.	3,795,576

		4,401,192

	Restaurants — 1.33%
251,600	McDonald’s Corp.	8,066,296

	Retail — 3.25%
144,100	Dillards, Inc. — Class A	3,871,967
170,000	Lowe’s Cos., Inc.	9,790,300
179,200	Staples, Inc.	6,040,832

		19,703,099

	Telecommunications — 2.87%
469,550	BellSouth Corp.	13,048,795
99,100	MCI, Inc.	1,997,856
134,400	Motorola, Inc.	2,311,680

		17,358,331

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Institutional Capital Corp. (continued)
	Utilities — 3.42%
146,100	Dominion Resources, Inc.	$9,896,814
160,450	Entergy Corp.	10,844,816

		20,741,630

		501,010,050

	State Street Global Advisors — 15.20%
	Advertising/Marketing — 0.01%
1,800	Interpublic Group of Cos., Inc. (b)	24,120
299	Lamar Advertising Co. (b)	12,791
400	Omnicom Group, Inc.	33,728

		70,639

	Aerospace/Defense — 0.13%
200	Alliant Techsystems, Inc. (b)	13,076
1,556	Boeing Co.	80,554
1,747	Goodrich Corp.	57,022
5,553	Lockheed Martin Corp.	308,470
5,340	Northrop Grumman Corp.	290,282
200	United Defense Industries, Inc. (b)	9,450

		758,854

	Airlines & Services — 0.01%
1,200	AMR Corp. (b)	13,140
2,289	Southwest Airlines Co.	37,265

		50,405

	Auction House — 0.01%
1,551	Adesa, Inc.	32,912

	Auto Parts — 0.10%
700	American Axle & Manufacturing Holdings, Inc.	21,462
1,412	Autoliv, Inc.	68,200
600	BorgWarner, Inc.	32,502
1,995	Dana Corp.	34,573
7,201	Delphi Automotive Systems Corp.	64,953
2,567	Genuine Parts Co.	113,102
1,030	Lear Corp.	62,840
2,625	Paccar, Inc.	211,260
300	TRW Automotive Holdings Corp. (b)	6,210

		615,102

	Automobile Production — 0.11%
26,021	Ford Motor Co.	380,948
6,891	General Motors Corp., Class – H	276,053
409	Navistar International Corp. (b)	17,988

		674,989

	Banking — 1.96%
800	American Capital Strategies	26,680
5,297	AmSouth Bancorp.	137,192

Shares	Security Description	Value
	Banking (continued)
1,985	Associated Banc-Corp.	$65,922
1,234	Astoria Financial Corp.	49,323
60,127	Bank of America Corp.	2,825,367
715	Bank of Hawaii Corp.	36,279
9,961	Bank of New York Co., Inc.	332,897
2,546	Banknorth Group, Inc.	93,184
8,189	BB&T Corp.	344,347
324	BOK Financial, Corp. (b)	15,798
1,000	Capital One Financial Corp.	84,210
400	Capitol Federal Financial	14,400
3,200	CIT Group, Inc.	146,624
584	City National Corp.	41,260
1,855	Colonial BankGroup, Inc.	39,382
2,587	Comerica, Inc.	157,859
861	Commerce Bancshares, Inc.	43,222
1,872	Compass Bancshares, Inc.	91,110
766	Cullen/Frost Bankers, Inc.	37,228
1,000	Fifth Third Bancorp	47,280
1,120	FirstMerit Corp.	31,909
1,661	Fulton Financial Corp.	38,718
2,336	Hibernia Corp.	68,935
757	Hudson United Bancorp	29,811
3,400	Huntington Bancshares, Inc.	84,252
1,131	Independence Community Bank Corp.	48,158
625	International Bancshares Corp.	24,613
3,731	Janus Capital Group, Inc.	62,718
700	Jefferies Group, Inc.	28,196
6,100	KeyCorp	206,790
1,136	M & T Bank Corp.	122,506
3,348	Marshall & Ilsley Corp.	147,982
4,500	MBNA Corp.	126,855
4,425	Mellon Financial Corp.	137,662
1,100	Mercantile Bankshares Corp.	57,420
8,747	National City Corp.	328,450
5,142	North Fork Bancorp., Inc.	148,347
1,957	Northern Trust Corp.	95,071
550	People’s Bank	21,390
4,177	PNC Bank Corp.	239,927
4,020	Popular, Inc.	115,897
1,400	Sky Financial Group, Inc.	40,138
5,150	Sovereign Bancorp, Inc.	116,133
4,797	SunTrust Banks, Inc.	354,402
1,300	Synovus Financial Corp.	37,154
214	TCF Financial Corp.	6,878
25,449	U.S. Bancorp	797,062
803	UnionBanCal Corp.	51,777
1,252	Valley National Bancorp	34,618
23,706	Wachovia Corp.	1,246,935
1,055	Washington Federal, Inc.	28,000
12,819	Washington Mutual, Inc.	541,986
700	Webster Financial Corp.	35,448

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	State Street Global Advisors (continued)
	Banking (continued)
24,899	Wells Fargo Co.	$1,547,472
600	Whitney Holding Corp.	26,994
941	Wilmington Trust Corp.	34,017
1,360	Zions Bancorp	92,521

		11,786,706

	Beverages — 0.08%
420	Adolph Coors Co., Class – B	31,781
1,100	Anheuser-Busch Cos., Inc.	55,803
400	Brown-Forman Corp., Class – B	19,472
3,244	Coca-Cola Co.	135,048
3,500	Coca-Cola Enterprises, Inc.	72,975
1,280	Constellation Brands, Inc., Class – A (b)	59,533
200	Pepsi Bottling Group, Inc.	5,408
1,107	PepsiAmericas, Inc.	23,513
1,400	PepsiCo, Inc.	73,080

		476,613

	Biotechnology — 0.01%
534	ICOS Corp. (b)	15,102
100	Laboratory Corp. of America	4,982
	Holdings (b)
1,902	Millenium Pharmaceuticals (b)	23,052
1,000	Protein Design Labs, Inc. (b)	20,660

		63,796

	Broadcasting — 0.22%
412	Cablevision Systems Corp. (b)	10,259
300	Citadel Broadcasting Co. (b)	4,854
4,153	Clear Channel Communications, Inc.	139,084
31,496	Comcast Corp., Class – A (b)	1,048,187
500	Cox Radio, Inc. (b)	8,240
257	Entercom Communications Corp. (b)	9,224
600	Hearst – Argyle Television, Inc.	15,828
857	Liberty Media International, Inc., Class – A (b)	39,619
800	Radio One, Inc. (b)	12,896
991	The DIRECTV Group, Inc. (b)	16,589
884	UnitedGlobalCom, Inc. (b)	8,539
1,240	Univision Communications, Inc., Class – A (b)	36,295

		1,349,614

	Business Services — 0.02%
600	Equifax, Inc.	16,860
1,658	IKON Office Solutions, Inc.	19,166
200	Fair Isaac Corp.	7,336
647	Manpower, Inc.	31,250
500	Polycom, Inc. (b)	11,660
1,900	Sabre Holdings Corp.	42,105
1,600	ServiceMaster Co.	22,064

		150,441

Shares	Security Description	Value
	Casinos/Gaming — 0.03%
4,600	Caesars Entertainment, Inc. (b)	$92,644
749	Harrah’s Entertainment, Inc.	50,101
700	MGM Grand, Inc. (b)	50,918

		193,663

	Chemicals — 0.42%
3,421	Air Products & Chemicals, Inc.	198,315
995	Cabot Corp.	38,487
12,949	Dow Chemical Co.	641,105
14,779	E.I. Du Pont De Nemours & Co.	724,909
1,086	Eastman Chemical Co.	62,695
1,850	Engelhard Corp.	56,740
175	International Flavors & Fragrance, Inc.	7,497
1,019	Lubrizol Corp.	37,560
3,962	Monsanto Co.	220,089
2,592	PPG Industries, Inc.	176,671
3,326	Praxair, Inc.	146,843
2,382	Rohm & Haas Co.	105,356
1,600	Sherwin-Williams Co.	71,408
775	Sigma-Aldrich Corp.	46,857
716	Valspar Corp.	35,807

		2,570,339

	Clothing/Apparel — 0.08%
5,200	Burlington Industries, Inc.	226,201
1,900	Jones Apparel Group, Inc.	69,483
1,692	Liz Claiborne, Inc.	71,419
499	Nordstrom, Inc.	23,318
500	Polo Ralph Lauren Corp.	21,300
1,200	VF Corp.	66,456

		478,177

	Computer Software & Services — 0.18%
500	Activision, Inc. (b)	10,090
500	Affiliated Computer Services, Inc. (b)	30,095
3,100	Applera Corp.	64,821
1,200	Automatic Data Processing, Inc.	53,220
100	Avocent Corp. (b)	4,052
2,200	Bearing Point, Inc. (b)	17,666
2,517	BMC Software, Inc. (b)	46,816
1,600	Cadence Design Systems, Inc. (b)	22,096
761	Ceridian Corp. (b)	13,911
400	CheckFree Corp. (b)	15,232
2,757	Computer Sciences Corp. (b)	155,412
5,210	Compuware Corp. (b)	33,709
7,525	Electronic Data Systems Corp.	173,828
7,300	EMC Corp. (b)	108,551
900	Foundry Networks, Inc. (b)	11,844
2,715	IAC/InterActiveCorp. (b)	74,988
2,300	Maxtor Corp. (b)	12,190
300	McAfee, Inc. (b)	8,679
200	Navteq Corp.	9,272

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	State Street Global Advisors (continued)
	Computer Software & Services (continued)
247	NCR Corp. (b)	$17,100
300	SanDisk Corp. (b)	7,491
1,300	Siebel Systems, Inc. (b)	13,650
1,200	Storage Technology Corp. (b)	37,932
500	SunGard Data Systems, Inc. (b)	14,165
1,300	Sybase, Inc. (b)	25,935
900	TIBCO Software, Inc. (b)	12,006
4,869	Unisys Corp. (b)	49,566
1,200	Verisign, Inc. (b)	40,224
1,676	WebMD Corp. (b)	13,676
2,000	Western Digital Corp. (b)	21,680

		1,119,897

	Computer Systems — 0.22%
5,246	3Com Corp. (b)	21,876
2,805	Apple Computer, Inc. (b)	180,642
1,400	Ingram Micro, Inc. (b)	29,120
27,200	Microsoft Corp.	726,512
6,000	Oracle Corp. (b)	82,320
49,300	Sun Microsystems, Inc. (b)	265,234
821	Tech Data Corp. (b)	37,273

		1,342,977

	Conglomerates — 1.45%
30,250	Altria Group, Inc.	1,848,274
500	Dover Corp.	20,970
142	Fortune Brands, Inc.	10,960
137,512	General Electric Co.	5,019,187
1,100	Hawaiian Electric Industries, Inc.	32,065
12,657	Honeywell International, Inc.	448,184
851	ITT Industries, Inc.	71,867
1,510	Pentair, Inc.	65,776
6,679	Raytheon Co.	259,346
971	Rockwell International Corp.	48,113
967	SPX Corp.	38,738
549	Teleflex, Inc.	28,515
854	Temple-Inland, Inc.	58,414
1,797	Textron, Inc.	132,619
5,726	United Technologies Corp.	591,781
1,000	W.W. Grainger, Inc.	66,620

		8,741,429

	Construction Materials & Supplies — 0.11%
400	Carlisle Cos., Inc.	25,968
1,152	Caterpillar, Inc.	112,332
350	Florida Rock Industries, Inc.	20,836
706	Fluor Corp.	38,484
600	Hughes Supply, Inc.	19,410
434	Lafarge Corp.	22,273
1,500	Louisiana-Pacific Corp.	40,110
737	Martin Marietta Materials, Inc.	39,547

Shares	Security Description	Value
	Construction Materials & Supplies (continued)
6,505	Masco Corp.	$237,627
1,588	RPM International, Inc.	31,220
536	Timken Co.	13,947
1,570	Vulcan Materials Co.	85,738

		687,492

	Consumer Products & Services — 0.01%
3,600	Mattel, Inc.	70,164
200	The Scotts Co. (b)	14,704

		84,868

	Containers & Packaging — 0.03%
842	Ball Corp.	37,031
1,472	Bemis Co., Inc.	42,821
1,488	Owens — Illinois, Inc. (b)	33,703
849	Packaging Corp. of America	19,994
624	Pactiv Corp. (b)	15,781
200	Sealed Air Corp. (b)	10,654
1,354	Sonoco Products Co.	40,146

		200,130

	Education Services — 0.00%
200	Laureate Education, Inc.	8,818

	Electronic Components & Instruments — 0.55%
593	Agilent Technologies, Inc. (b)	14,291
1,100	American Power Conversion Corp.	23,540
400	AMETEK, Inc.	14,268
3,200	Applied Micro Circuits Corp. (b)	13,472
1,560	Arrow Electronics, Inc. (b)	37,908
1,638	Avnet, Inc. (b)	29,877
420	AVX Corp.	5,292
1,029	Diebold, Inc.	57,346
2,200	Eaton Corp.	159,192
4,953	Emerson Electric Co.	347,205
651	Energizer Holdings, Inc. (b)	32,348
1,000	Freescale Semiconductor, Inc.	18,360
2,487	General Dynamics Corp.	260,140
44,915	Hewlett Packard Co.	941,869
846	Hubbell, Inc., Class – B	44,246
8,293	International Business Machines Corp.	817,524
200	International Rectifier Corp. (b)	8,914
1,000	Intersil Holding Corp.	16,740
2,142	Johnson Controls, Inc.	135,888
300	Mettler-Toledo International, Inc. (b)	15,393
4,600	Micron Technology, Inc. (b)	56,810
259	Molex, Inc.	7,770
1,786	Parker-Hannifin Corp.	135,272
800	PerkinElmer, Inc.	17,992
3,500	Sanmina-SCI Corp. (b)	29,645
230	Tektronix, Inc.	6,948
1,000	Thermo Electron Corp. (b)	30,190
1,555	Vishay Intertechnology, Inc. (b)	23,356

		3,301,796

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	State Street Global Advisors (continued)
	Entertainment — 0.10%
853	Metro-Goldwyn-Mayer, Inc.	$10,134
21,325	The Walt Disney Co.	592,835

		602,969

	Financial Services — 1.84%
1,120	A.G. Edwards, Inc.	48,395
2,030	Allied Capital Corp.	52,455
1,210	Ambac Financial Group, Inc.	99,377
2,408	Americredit Corp. (b)	58,876
1,500	Bear Stearns Cos., Inc.	153,465
1,600	Charles Schwab Corp.	19,136
76,185	Citigroup, Inc.	3,670,594
1,900	Convergys Corp. (b)	28,481
8,254	Countrywide Credit Industries, Inc.	305,481
700	Deluxe Corp.	26,131
2,100	E*TRADE Group, Inc. (b)	31,395
100	Federated Investors, Inc.	3,040
1,900	First Horizon National Corp.	81,909
2,136	Franklin Resources, Inc.	148,772
9,337	Freddie Mac	688,137
400	Fremont General Corp.	10,072
800	Friedman, Billings, Ramsey Group, Inc.	15,512
2,522	Golden West Financial Corp.	154,901
4,536	Goldman Sachs Group, Inc.	471,925
4,319	Hartford Financial Services Group, Inc.	299,350
594	IndyMac Mortgage Holdings, Inc.	20,463
2,300	Instinet Group, Inc. (b)	13,869
52,440	J.P. Morgan Chase & Co.	2,045,684
4,113	Lehman Brothers Holdings, Inc.	359,805
14,195	Merrill Lynch & Co., Inc.	848,435
1,424	MGIC Investment Corp.	98,128
900	MoneyGram International, Inc.	19,026
14,186	Morgan Stanley	787,607
800	Nationwide Financial Services, Inc.	30,584
3,949	New York Community Bancorp	81,231
3,200	Providian Financial Corp. (b)	52,704
825	Raymond James Financial, Inc.	25,559
6,877	Regions Financial Corp.	244,752
1,000	South Financial Group, Inc.	32,530
225	Viad Corp.	6,410
612	W Holding Co., Inc.	14,039
300	Westcorp	13,779

		11,062,009

	Food — Retail — 0.09%
5,500	Albertson’s, Inc.	131,340
10,952	Kroger Co. (b)	192,098

Shares	Security Description	Value
	Food — Retail (continued)
6,700	Safeway, Inc. (b)	$132,258
2,093	Supervalu, Inc.	72,250

		527,946

	Food Processing — 0.24%
8,645	Archer-Daniels-Midland Co.	192,870
1,581	Campbell Soup Co.	47,256
7,791	ConAgra Foods, Inc.	229,444
2,150	Dean Foods Co. (b)	70,843
2,500	Del Monte Foods Co. (b)	27,550
4,299	General Mills, Inc.	213,702
2,537	H.J. Heinz Co.	98,918
500	Hershey Foods Corp.	27,770
1,009	Hormel Foods Corp.	31,632
800	J.M. Smucker Co.	37,656
1,600	Kellogg Co.	71,456
3,928	Kraft Foods, Inc.	139,876
448	McCormick & Co., Inc.	17,293
200	Pilgrim’s Pride Corp.	6,136
6,055	Sara Lee Corp.	146,168
1,174	Smithfield Foods, Inc. (b)	34,739
412	Tootsie Roll Industries, Inc.	14,268
3,318	Tyson Foods, Inc., Class – A	61,051
129	William Wrigley Jr. Co.	8,926

		1,477,554

	Funeral Services — 0.01%
4,540	Service Corp. International (b)	33,823

	Furniture & Fixtures — 0.02%
627	Hillenbrand Industry, Inc.	34,824
1,640	Leggett & Platt, Inc.	46,625
372	Mohawk Industries, Inc. (b)	33,945

		115,394

	Health Care — 0.13%
500	Community Health Systems, Inc. (b)	13,940
4,200	HCA, Inc.	167,832
300	Health Management Associates, Inc., Class – A	6,816
1,800	Health Net, Inc. (b)	51,966
2,456	Humana, Inc. (b)	72,919
342	Manor Care, Inc.	12,117
2,440	McKesson Corp.	76,762
2,326	Medco Health Solutions, Inc. (b)	96,762
376	Omnicare, Inc.	13,017
7,000	Tenet Healthcare Corp. (b)	76,860
825	Triad Hospitals, Inc. (b)	30,698
300	Universal Health Services, Inc.	13,350
200	Wellchoice, Inc. (b)	10,680
1,484	Wellpoint, Inc.	170,660

		814,379

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	State Street Global Advisors (continued)
	Homebuilding/Development — 0.06%
900	Centex Corp.	$53,622
1,629	D. R. Horton, Inc.	65,665
200	Hovnanian Enterprises, Class – A (b)	9,904
500	KB Home	52,200
1,148	Lennar Corp.	65,069
130	MDC Holdings, Inc.	11,237
884	Pulte Homes, Inc.	56,399
500	Standard Pacific Corp.	32,070
432	Toll Brothers, Inc. (b)	29,640

		375,806

	Hotels & Lodging — 0.07%
11,562	Cendant Corp.	270,319
770	Hilton Hotels Corp.	17,510
339	Marriott International, Inc., Class – A	21,350
1,997	Starwood Hotels & Resorts Worldwide, Inc.	116,625

		425,804

	Household Products & Appliances — 0.09%
218	Alberto-Culver Co., Class – B	10,588
587	Clorox Co.	34,592
1,400	Colgate-Palmolive Co.	71,624
1,117	Gillette Co.	50,019
500	Maytag Corp.	10,550
3,830	Newell Rubbermaid, Inc.	92,648
3,392	Procter & Gamble Co.	186,831
990	Whirlpool Corp.	68,518

		525,370

	Insurance — 0.79%
1,516	Aetna, Inc.	189,121
723	AFLAC, Inc.	28,804
14	Alleghany Corp. (b)	3,994
700	Allmerica Financial Corp. (b)	22,981
10,385	Allstate Corp.	537,112
509	American Financial Group, Inc.	15,937
11,225	American International Group, Inc.	737,145
100	American National Insurance Co.	10,416
4,683	Aon Corp.	111,736
1,100	Assurant, Inc.	33,605
2,775	Chubb Corp.	213,398
1,963	Cigna Corp.	160,122
2,193	Cincinnati Financial Corp.	97,062
300	CNA Financial Corp. (b)	8,013
2,100	Conseco, Inc. (b)	41,895
500	Erie Indemnity, Inc.	26,285
2,457	Fidelity National Financial, Inc.	112,211
1,100	First American Financial Corp.	38,654
1,700	Genworth Financial, Inc.	45,900
671	HCC Insurance Holdings, Inc.	22,224

Shares	Security Description	Value
	Insurance (continued)
2,055	Jefferson-Pilot Corp.	$106,778
766	Leucadia National Corp.	53,222
2,567	Lincoln National Corp.	119,828
2,196	Loews Corp.	154,379
79	Markel Corp. (b)	28,756
2,156	MBIA, Inc.	136,432
400	Mercury General Corp.	23,968
5,931	MetLife, Inc.	240,265
200	Odyssey Re Holdings Corp.	5,042
2,748	Old Republic International Corp.	69,524
1,000	PacifiCare Health Systems, Inc. (b)	56,520
1,466	PMI Group, Inc.	61,206
4,697	Principal Financial Group	192,295
2,500	Progressive Corp.	212,100
931	Protective Life Corp.	39,744
980	Radian Group, Inc.	52,175
500	Reinsurance Group of America, Inc.	24,225
1,900	SAFECO Corp.	99,256
9,911	St. Paul Cos., Inc.	367,401
400	StanCorp Financial Group, Inc.	33,000
1,670	Torchmark Corp.	95,424
327	Transatlantic Holdings, Inc.	20,218
369	Unitrin, Inc.	16,771
4,495	UnumProvident Corp.	80,640
925	W.R. Berkley	43,632
47	Wesco Financial Corp.	18,471

		4,807,887

	Machinery, Tools & Engineering — 0.07%
1,250	AGCO Corp. (b)	27,363
200	Black & Decker Corp.	17,666
200	Briggs & Stratton Corp.	8,316
714	Crane Co.	20,592
600	Cummins, Inc.	50,274
2,134	Deere & Co.	158,769
234	Illinois Tool Works, Inc.	21,687
100	Jacobs Engineering Group, Inc. (b)	4,779
500	Novellus Systems (b)	13,945
1,660	Pall Corp.	48,057
821	Snap-On, Inc.	28,210
1,000	Stanley Works	48,990

		448,648

	Manufacturing — 0.01%
400	Harsco Corp.	22,296
100	Roper Industries, Inc.	6,077
200	Worthington Industries, Inc.	3,916

		32,289

	Media — 0.34%
2,122	Fox Entertainment Group, Inc. (b)	66,334
2,010	Gemstar-TV Guide International, Inc. (b)	11,899

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	State Street Global Advisors (continued)
	Media (continued)
20,847	Liberty Media Corp., Class – A (b)	$228,900
200	Media General, Inc.	12,962
18,700	Sirius Satellite Radio, Inc. (b)	143,055
52,402	Time Warner, Inc. (b)	1,018,695
16,594	Viacom, Inc., Class – B (b)	603,856

		2,085,701

	Medical Equipment & Supplies — 0.02%
277	Bausch & Lomb, Inc.	17,855
800	Baxter International, Inc.	27,632
200	Biogen Idec, Inc. (b)	13,322
100	Dade Behring Holdings, Inc. (b)	5,600
100	Henry Schein, Inc. (b)	6,964
400	Invitrogen Corp. (b)	26,852

		98,225

	Metals — 0.08%
4,538	Alcoa, Inc.	142,584
200	International Steel Group, Inc. (b)	8,112
2,200	Newmont Mining Corp.	97,702
1,200	Nucor Corp.	62,808
1,400	Phelps Dodge Corp.	138,488
435	Precision Castparts Corp.	28,571
660	Rowan Companies, Inc. (b)	17,094
100	Southern Peru Copper Corp.	4,721

		500,080

	Motion Pictures & Services — 0.00%
300	Dreamworks Animation SKG, Inc.	11,253

	Office Equipment — 0.04%
1,570	Pitney Bowes, Inc.	72,660
810	Steelcase, Inc.	11,210
10,800	Xerox Corp. (b)	183,708

		267,578

	Oil & Gas — 1.76%
1,100	AGL Resources, Inc.	36,564
383	ALLETE, Inc.	14,075
1,140	Amerada Hess Corp.	93,913
3,700	Anadarko Petroleum Corp.	239,797
4,790	Apache Corp.	242,230
1,052	Ashland, Inc.	61,416
4,000	Chesapeake Energy Corp.	66,000
31,493	ChevronTexaco Corp.	1,653,697
10,093	ConocoPhillips	876,375
500	CONSOL Energy, Inc.	20,525
600	Cooper Cameron Corp. (b)	32,286
7,116	Devon Energy Corp.	276,955
501	Diamond Offshore Drilling, Inc.	20,065
887	ENSCO International, Inc.	28,153
1,700	EOG Resources, Inc.	121,312

Shares	Security Description	Value
	Oil & Gas (continued)
874	Equitable Resources, Inc.	$53,017
96,375	Exxon Mobil Corp.	4,940,184
1,939	Kerr-McGee Corp.	112,055
2,923	Lyondell Chemical Co.	84,533
5,140	Marathon Oil Corp.	193,315
1,594	MDU Resources Group, Inc.	42,528
1,198	Murphy Oil Corp.	96,379
400	National-Oilwell, Inc. (b)	14,116
539	Newfield Exploration Co. (b)	31,828
830	Noble Energy Inc.	51,178
5,791	Occidental Petroleum Corp.	337,963
1,400	ONEOK, Inc.	39,788
900	Peabody Energy Corp.	72,819
1,800	Pioneer Natural Resources Co.	63,180
756	Pogo Producing Co.	36,658
500	Premcor, Inc.	21,085
770	Pride International, Inc. (b)	15,816
1,083	Sunoco, Inc.	88,492
700	UGI Corp.	28,637
1,752	United States Steel Corp.	89,790
3,918	Unocal Corp.	169,414
3,836	Valero Energy Corp.	174,154
1,200	Varco International, Inc. (b)	34,980
1,003	Vectren Corp.	26,880
700	Western Gas Resources, Inc.	20,475

		10,622,627

	Paper Products — 0.20%
746	Bowater, Inc.	32,802
3,760	Georgia-Pacific Corp.	140,925
7,184	International Paper Co.	301,727
4,313	Kimberly-Clark Corp.	283,839
2,993	MeadWestvaco Corp.	101,433
130	Neenah Paper, Inc.	4,238
675	Rayonier, Inc.	33,014
3,800	Smurfit-Stone Container Corp. (b)	70,984
3,562	Weyerhaeuser Co.	239,438

		1,208,400

	Pharmaceuticals — 0.30%
1,207	AmerisourceBergen Corp.	70,827
20,243	Bristol-Myers Squibb Co.	518,626
3,000	Caremark Rx, Inc. (b)	118,290
2,400	Hospira, Inc. (b)	80,400
3,300	King Pharmaceuticals, Inc. (b)	40,920
18,109	Merck & Co., Inc.	582,023
1,078	Watson Pharmaceuticals, Inc. (b)	35,369
9,200	Wyeth	391,828

		1,838,283

	Photography/Imaging Technology — 0.02%
4,230	Eastman Kodak Co.	136,418

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	State Street Global Advisors (continued)
	Publishing & Printing (0.12%)
500	Belo (A.H.) Corp.	$13,120
400	Dex Media, Inc.	9,984
3,787	Gannett Co., Inc.	309,398
250	Harte-Hanks, Inc.	6,495
964	Knight-Ridder, Inc.	64,530
608	Lee Enterprises, Inc.	28,017
264	McClatchy Co., Class – A	18,958
238	New York Times Co., Class – A	9,710
3,222	R.R. Donnelley & Sons Co.	113,704
3,744	Tribune Co.	157,772

		731,688

	Railroads — 0.14%
5,530	Burlington Northern Santa Fe Corp.	261,625
3,255	CSX Corp.	130,460
5,780	Norfolk Southern Corp.	209,178
3,849	Union Pacific Corp.	258,845

		860,108

	Real Estate — 0.05%
1,301	AMB Property Corp.	52,547
1,463	Kimco Realty Corp.	84,839
2,703	Plum Creek Timber Co., Inc.	103,904
600	Ryland Group, Inc.	34,524
1,160	Trizec Properties	21,947

		297,761

	Real Estate Investment Trusts — 0.39%
1,552	Annaly Mortgage Management, Inc.	30,450
1,304	Apartment Investment & Management Co.	50,256
2,800	Archstone-Smith Trust	107,240
911	Arden Realty, Inc.	34,363
1,100	AvalonBay Communities, Inc.	82,830
1,166	Boston Properties, Inc.	75,405
658	BRE Properties, Class – A	26,524
600	Camden Property Trust	30,600
200	CBL & Associates Properties, Inc.	15,270
700	Centerpoint Properties Corp.	33,523
1,006	Crescent Real Estate Equities Co.	18,370
1,516	Developers Diversified Realty Corp.	67,265
2,100	Duke Realty Corp.	71,694
6,030	Equity Office Properties Trust	175,594
4,171	Equity Residential Properties Trust	150,907
700	Federal Realty Investment Trust	36,155
454	Forest City Enterprises, – Class – A	26,128
2,799	General Growth Properties, Inc.	101,212
1,996	Health Care Property Investors, Inc.	55,269
700	Health Care REIT, Inc.	26,705
950	Hospitality Properties Trust	43,700

Shares	Security Description	Value
	Real Estate Investment Trusts (continued)
5,249	Host Marriott Corp.	$90,808
2,400	HRPT Properties Trust	30,792
1,585	iStar Financial, Inc.	71,737
1,313	Liberty Property Trust	56,722
900	Macerich Co.	56,520
867	Mack-Cali Realty Corp.	39,908
500	Mills Corp.	31,880
1,403	New Plan Excel Realty Trust	37,993
600	Pan Pacific Retail Properties, Inc.	37,620
2,586	ProLogis Trust	112,051
1,200	Public Storage, Inc.	66,900
1,100	Reckson Associates Realty Corp.	36,091
400	Regency Centers Corp.	22,160
600	Shurgard Storage Centers, Class – A	26,406
2,417	Simon Property Group, Inc.	156,307
600	SL Green Realty Corp.	36,330
1,300	Thornburg Mortgage, Inc.	37,648
1,774	United Dominion Realty Trust, Inc.	43,995
500	Ventas, Inc.	13,705
1,400	Vornado Realty Trust	106,582
150	Weinharten Realty Investors	6,015

		2,377,630

	Recreation — 0.02%
2,275	Blockbuster, Inc.	21,704
563	Brunswick Corp.	27,869
2,459	Hasbro, Inc.	47,654
100	International Speedway Corp.	5,280
600	Regal Entertainment Group, Class – A	12,450

		114,957

	Restaurants — 0.11%
200	Brinker International, Inc. (b)	7,014
18,626	McDonald’s Corp.	597,150
60	Outback Steakhouse, Inc.	2,747
1,382	Wendy’s International, Inc.	54,257

		661,168

	Retail — 0.32%
500	AnnTaylor Stores Corp. (b)	10,765
2,410	AutoNation, Inc. (b)	46,296
700	Barnes & Noble, Inc. (b)	22,589
1,200	Big Lots, Inc. (b)	14,556
1,100	BJ’s Wholesale Club, Inc. (b)	32,043
1,061	Borders Group, Inc.	26,949
2,227	Circuit City Stores, Inc.	34,830
200	Claire’s Stores, Inc.	4,250
6,353	Costco Wholesale Cos. (b)	307,548
5,194	CVS Corp.	234,094
1,200	Darden Restaurants, Inc.	33,288
800	Dillards, Inc., Class – A	21,496
2,706	Federated Department Stores, Inc.	156,380
1,474	Foot Locker, Inc.	39,695

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	State Street Global Advisors (continued)
	Retail (continued)
2,848	Home Depot, Inc.	$121,724
3,599	J.C. Penney Co.	148,999
700	Kmart Holding Corp. (b)	69,265
4,313	May Department Stores, Inc.	126,802
668	Nieman Marcus Group, Inc., Class – A	47,789
670	Pier 1 Imports, Inc.	13,199
762	Reebok International Ltd.	33,528
400	Regis Corp.	18,460
200	Rent-A-Center, Inc. (b)	5,300
600	Rite Aid Corp. (b)	2,196
1,671	Saks, Inc.	24,246
3,161	Sears, Roebuck & Co.	161,306
5,740	The Limited, Inc.	132,135
3,300	Toys “R” Us, Inc. (b)	67,551

		1,957,279

	Retail — Specialty — 0.01%
297	Gamestop Corp.	6,656
1,204	Officemax, Inc.	37,781

		44,437

	Retail/Specialty — 0.01%
4,762	Office Depot, Inc. (b)	82,668

	Semiconductors — 0.02%
2,249	Advanced Micro Devices, Inc. (b)	49,523
4,400	Conexant Systems, Inc. (b)	8,756
700	Fairchild Semicon Intl. (b)	11,382
2,872	LSI Logic Corp. (b)	15,739
300	QLogic Corp. (b)	11,019

		96,419

	Telecommunications — 0.92%
5,098	ADC Telecommunications, Inc. (b)	13,663
4,598	Alltel Corp.	270,178
3,300	American Tower Corp. (b)	60,720
1,200	Andrew Corp. (b)	16,356
11,763	AT&T Corp.	224,203
27,062	BellSouth Corp.	752,053
2,076	CenturyTel, Inc.	73,636
7,039	Ciena Corp. (b)	23,510
4,960	Citizens Communications Co.	68,398
1,200	Comverse Technology, Inc. (b)	29,340
2,900	Corning, Inc. (b)	34,133
1,300	Crown Castle International Corp. (b)	21,632
351	Harris Corp.	21,688
700	L-3 Communications Holdings, Inc.	51,268
63,625	Lucent Technologies, Inc. (b)	239,230
12,900	McLeodUSA, Inc. (b)	0
1,064	NTL, Inc. (b)	77,629
22,300	Qwest Communications International, Inc. (b)	99,012

Shares	Security Description	Value
	Telecommunications (continued)
48,776	SBC Communications, Inc.	$1,256,959
2,333	Scientific-Atlanta, Inc.	77,012
16,459	Sprint Corp.	409,006
413	Telephone & Data Systems, Inc.	31,780
3,789	Tellabs, Inc. (b)	32,548
157	U.S. Cellular Corp. (b)	7,027
40,795	Verizon Communications, Inc.	1,652,606
100	West Corp. (b)	3,311

		5,546,898

	Tobacco — 0.05%
800	Carolina Group	23,160
2,251	Reynolds American, Inc.	176,929
2,445	UST, Inc.	117,629

		317,718

	Transportation — 0.03%
526	CNF, Inc.	26,353
1,025	FedEx Corp.	100,952
487	Ryder Systems, Inc.	23,264
566	Tidewater, Inc.	20,155
700	Yellow Roadway Corp. (b)	38,997

		209,721

	Utilities — 0.96%
1,600	Allegheny Energy, Inc. (b)	31,536
1,771	Alliant Energy Corp.	50,651
2,890	Ameren Corp.	144,905
5,910	American Electric Power, Inc.	202,949
1,262	Aqua America, Inc.	31,033
500	Arch Coal, Inc.	17,770
4,247	Centerpoint Energy, Inc.	47,991
2,727	Cinergy Corp.	113,525
3,588	Consolidated Edison, Inc.	156,975
2,433	Constellation Energy Group, Inc.	106,346
2,567	Detroit Edison Co.	110,715
4,838	Dominion Resources, Inc.	327,726
1,742	DPL, Inc.	43,742
13,494	Duke Power Co., Inc.	341,803
4,212	Dynegy, Inc. (b)	19,459
4,826	Edison International	154,577
9,615	El Paso Energy Corp.	99,996
2,233	Energy East Corp.	59,576
3,394	Entergy Corp.	229,400
9,750	Exelon Corp.	429,682
4,850	FirstEnergy Corp.	191,624
2,704	Florida Power & Light, Inc.	202,124
1,000	Great Plains Energy, Inc.	30,280
2,390	KeySpan Corp.	94,286
1,151	Kinder Morgan, Inc.	84,173
1,200	Massey Energy Co.	41,940
1,000	National Fuel Gas Co.	28,340
3,912	NiSource, Inc.	89,115

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares or Principal Amount	Security Description	Value
	Common Stocks (continued)
	State Street Global Advisors (continued)
	Utilities (continued)
1,998	Northeast Utilities	$37,662
1,100	NRG Energy, Inc. (b)	39,655
769	NSTAR	41,741
1,207	OGE Energy Corp.	31,998
2,783	Pepco Holdings, Inc.	59,334
5,900	PG&E Corp. (b)	196,352
1,398	Pinnacle West Capital Corp.	62,085
2,808	PPL Corp.	149,610
6,370	Progress Energy, Inc.	166,031
3,549	Public Service Enterprise Group, Inc.	183,732
1,383	Puget Energy, Inc.	34,160
1,168	Questar Corp.	59,521
4,564	Reliant Resources, Inc. (b)	62,299
1,698	SCANA Corp.	66,901
3,117	Sempra Energy	114,332
10,902	Southern Co.	365,435
3,100	Teco Energy, Inc.	47,554
4,431	TXU Corp.	286,065
1,200	Westar Energy, Inc.	27,444
8,211	Williams Companies, Inc.	133,757
1,810	Wisconsin Energy Corp.	61,015
500	WPS Resources Corp.	24,980
5,970	Xcel Energy, Inc.	108,654

		5,842,556

	Waste Disposal — 0.03%
2,140	Allied Waste Industries, Inc. (b)	19,859
2,357	Republic Services, Inc.	79,054
1,861	Waste Management, Inc.	55,718

		154,631

	Water Treatments — 0.00%
500	Nalco Holding Co.	9,760

		92,083,499

	Total Common Stocks (cost $491,695,783)	593,093,549

	U.S. Government Agency Discount Notes — 1.32%
	State Street Global Advisors — 1.32%
	Domestic (1.32%)
8,000,000	Federal Home Loan Bank, 1.000%, 1/3/05	$8,000,000

	Total U.S. Government Agency Discount Notes (cost $7,999,556)	8,000,000

Shares or Principal Amount	Security Description	Value
	Short-Term Investments — 0.38%
	State Street Global Advisors — 0.38%
	Money Market Mutual Fund — 0.38%
2,277,736	Alliance Money Market Fund Prime Portfolio	2,277,736

	Total Short-Term Investments (cost $2,277,736)	2,277,736

	Time Deposit — 0.09%
	Institutional Capital Corp. — 0.09%
	Domestic — 0.09%
562,781	Eurodollar time Deposit, 1.49%, 1/3/05	562,781

	Total Time Deposit (cost $562,781)	562,781

	U.S. Treasury Bills — 0.07%
	State Street Global Advisors — 0.07%
	U.S. Treasury Bills — 0.07%
405,000	United States Treasury Bills, 2.185%, 12/9/04*	403,456

	Total U.S. Treasury Bills (cost $403,328)	403,456

	Preferred Stock — 0.00%
	State Street Global Advisors — 0.00%
	Real Estate Investment Trusts — 0.00%
120	Simon Property Group, L.P.	7,106

	Total Preferred Stock (cost $6,426)	7,106

	Total Investments (cost $502,945,609) (a) — 99.79%	604,344,628
	Other assets in excess of liabilities — 0.21%	1,269,995

	Net Assets — 100.00%	$605,614,623

Percentages indicated are based on net assets of $605,614,623.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $6,600,040. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$106,219,931
Unrealized depreciation	(4,820,913)

Net unrealized appreciation	$101,399,018

(b)	Represents non-income producing securities.

*	Rate disclosed represents yield effective at purchase.

ADR — American Depository Receipt

Futures

State Street Global Advisors

Number of Contracts	Future Contracts Long	Market Value	Expiration Date	Unrealized Gain
2	Russell 1000 Future	$651,950	March-05	$10,636
2	Russell 1000 Value Future	$656,250	March-05	$8,436
9	S&P 400 Midcap Future	$598,815	March-05	$16,608
12	S&P 500 E-mini Future	$728,220	March-05	$5,943

	Total Unrealized Gain			$41,623

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common Stocks — 98.08%
	Jennison Associates LLC — 56.05%
	Apparel — 0.58%
85,200	Coach, Inc.	$4,805,280

	Biotechnology — 3.47%
148,100	Amgen, Inc. (b)	9,500,615
185,100	Genentech, Inc. (b)	10,076,844
186,400	Gilead Sciences, Inc. (b)	6,522,136
105,500	MedImmune, Inc. (b)	2,860,105

		28,959,700

	Capital Markets — 2.25%
295,700	Charles Schwab Corp.	3,536,572
55,100	Goldman Sachs Group, Inc.	5,732,604
158,400	Merrill Lynch & Co.	9,467,568

		18,736,744

	Commercial Services & Supplies — 0.04%
10,300	Paychex, Inc.	351,024

	Communications Equipment — 3.00%
447,100	Cisco Systems, Inc. (b)	8,629,030
233,200	QUALCOMM, Inc.	9,887,680
79,000	Research In Motion, Ltd. (b)	6,511,180

		25,027,890

	Computer Systems/Peripherals — 3.81%
181,600	Apple Computer, Inc. (b)	11,695,040
246,900	Dell, Inc. (b)	10,404,366
61,200	International Business Machines Corp.	6,033,096
42,800	Lexmark International, Inc., Class – A (b)	3,638,000

		31,770,502

	Consumer Finance — 1.27%
188,600	American Express Co.	10,631,382

	Diversified Financial Services — 1.32%
282,700	J.P. Morgan Chase & Co.	11,028,127

	Electronic Equipment & Instruments — 0.80%
276,400	Agilent Technologies (b)	6,661,240

	Energy Equipment & Services — 3.18%
105,300	BJ Services Co.	4,900,662
189,500	Schlumberger, Ltd.	12,687,025
84,000	Smith International, Inc. (b)	4,570,440
84,400	Weatherford International, Ltd. (b)	4,329,720

		26,487,847

	Food & Beverages — 0.48%
105,500	Cadbury Schweppes PLC ADR	3,977,350

	Food & Staples Retailing — 1.60%
81,000	Costco Wholesale Corp.	3,921,210
98,900	Whole Foods Market, Inc.	9,430,115

		13,351,325

Shares	Security Description	Value
	Health Care Equipment & Supplies — 0.59%
60,900	Alcon, Inc.	$4,908,540

	Health Care Providers & Services — 2.21%
178,800	Caremark Rx, Inc. (b)	7,050,084
65,700	Unitedhealth Group, Inc.	5,783,571
48,600	Wellpoint, Inc. (b)	5,589,000

		18,422,655

	Hotels, Restaurants & Leisure — 1.61%
215,500	Starbucks Corp. (b)	13,438,580

	Household Durables — 0.55%
35,800	Harman International Industries, Inc.	4,546,600

	Household Products — 0.46%
70,200	Procter & Gamble Co.	3,866,616

	Industrial Conglomerates — 2.15%
492,400	General Electric Co.	17,972,600

	Insurance — 0.70%
88,662	American International Group, Inc.	5,822,434

	Internet & Catalog Retail — 2.34%
167,500	eBay, Inc. (b)	19,476,900

	Internet Software & Services — 3.42%
63,300	Google, Inc. Class – A (b)	12,223,230
432,000	Yahoo!, Inc. (b)	16,277,760

		28,500,990

	Media — 1.22%
14,200	Dreamworks Animation SKG, Inc. (b)	532,642
230,000	Sirius Satellite Radio, Inc. (b)	1,759,500
176,700	Univision Communications, Inc., Class – A (b)	5,172,009
72,300	Xm Satellite Radio Holdings Inc Class A (b)	2,719,926

		10,184,077

	Multiline Retail — 0.98%
157,400	Target Corp.	8,173,782

	Oil & Gas — 1.42%
121,500	Suncor Energy, Inc.	4,301,100
68,900	Total SA – ADR	7,567,976

		11,869,076

	Personal Products — 0.55%
100,800	Estee Lauder Cos., Inc., Class – A	4,613,616

	Pharmaceuticals — 3.56%
79,600	Allergan, Inc.	6,453,172
159,800	Eli Lilly & Co.	9,068,650
109,400	Novartis AG – ADR	5,529,076
75,300	Roche Holdings AG – ADR	8,668,340

		29,719,238

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Jennison Associates LLC (continued)
	Retail — Specialty — 2.03%
19,800	Build-A-Bear Workshop, Inc. (b)	$695,970
169,000	Chico’s FAS, Inc. (b)	7,694,570
91,600	Lowe’s Cos., Inc.	5,275,244
94,100	Williams-Sonoma, Inc. (b)	3,297,264

		16,963,048

	Semiconductors & Semiconductor Equipment — 2.47%
229,000	MARVELL Technology Group, Ltd. (b)	8,122,630
107,500	Maxim Integrated Products, Inc.	4,556,925
321,400	Texas Instruments, Inc.	7,912,868

		20,592,423

	Software — 6.12%
66,800	Adobe Systems, Inc.	4,191,032
194,000	Electronic Arts, Inc. (b)	11,965,920
112,700	Mercury Interactive Corp. (b)	5,133,485
543,300	Microsoft Corp.	14,511,543
68,500	NAVTEQ (b)	3,175,660
199,500	SAP AG – ADR	8,819,895
127,000	Symantec Corp. (b)	3,271,520

		51,069,055

	Telecommunications — 0.85%
236,900	Nextel Communications, Inc. Class A (b)	7,107,000

	Transportation & Shipping — 1.02%
99,800	United Parcel Service, Inc. Class B	8,528,908

		467,564,549

	SSgA Funds Management, Inc. — 42.03%
	Advertising — 0.17%
17,306	Interpublic Group of Cos., Inc. (b)	231,900
4,016	Lamar Advertising Co. (b)	171,804
6,311	Monster Worldwide, Inc. (b)	212,302
9,819	Omnicom Group, Inc.	827,939

		1,443,945

	Aerospace/Defense — 0.42%
1,442	Alliant Techsystems, Inc. (b)	94,278
45,399	Boeing Co.	2,350,306
2,100	FLIR Systems, Inc. (b)	133,959
1,900	General Dynamics Corp.	198,740
2,200	Precision Castparts Corp.	144,496
10,600	Rockwell Collins, Inc.	418,064
2,500	United Defense Industries, Inc. (b)	118,125

		3,457,968

	Airlines — 0.01%
3,700	AMR Corp. (b)	40,515

Shares	Security Description	Value
	Apparel — 0.48%
5,740	Abercrombie & Fitch Co.	$269,493
3,200	American Eagle Outfitters, Inc.	150,720
11,608	Coach, Inc. (b)	654,691
1,016	Columbia Sportswear, Inc. (b)	60,564
38,100	Gap, Inc.	804,672
941	Limited Brands	21,662
10,022	Nike, Inc., Class – B	908,895
100	Polo Ralph Lauren Corp.	4,260
400	Reebok International, Ltd.	17,600
9,190	Ross Stores, Inc.	265,315
900	Talbots, Inc.	24,507
1,300	Timberland Co., Class – A (b)	81,471
30,550	TJX Companies, Inc.	767,722

		4,031,572

	Auto/Related Products — 0.07%
600	BorgWarner, Inc.	32,502
4,100	Copart, Inc. (b)	107,912
2,900	Johnson Controls, Inc.	183,976
2,300	Navistar International Corp. (b)	101,154
2,000	Oshkosh Truck Corp.	136,760

		562,304

	Banking — 0.83%
10,595	Capital One Financial Corp.	892,205
4,161	Commerce Bancorp, Inc.	267,968
24,907	Fifth Third Bancorp	1,177,603
4,800	Golden West Financial Corp.	294,816
4,200	Hudson City Bancorp, Inc.	154,644
50,856	MBNA Corp.	1,433,631
7,900	Mellon Financial Corp.	245,769
6,100	NewAlliance Bancshares, Inc.	93,330
5,292	North Fork Bancorp., Inc.	152,674
3,600	Northern Trust Corp.	174,888
5,486	Providian Financial Corp. (b)	90,354
26,811	SLM Corp.	1,431,439
12,620	Synovus Financial Corp.	360,680
2,900	UCBH Holdings, Inc.	132,878
2,040	W Holding Company, Inc.	46,798

		6,949,677

	Biotechnology — 1.01%
3,920	Affymetrix, Inc. (b)	143,276
79,535	Amgen, Inc. (b)	5,102,170
9,870	Celgene Corp. (b)	261,851
3,485	Cephalon, Inc. (b)	177,317
6,600	Chiron Corp. (b)	219,978
3,000	Gen-Probe, Inc. (b)	135,630
13,880	Genzyme Corp. (b)	806,012
26,212	Gilead Sciences, Inc. (b)	917,158
1,600	ICOS Corp. (b)	45,248
4,100	ImClone Systems, Inc. (b)	188,928

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Biotechnology (continued)
1,647	Invitrogen Corp. (b)	$110,563
1,700	Martek Biosciences Corp. (b)	87,040
5,700	Nektar Therapeutics (b)	115,368
3,111	Pharmaceutical Product Development, Inc. (b)	128,453
800	Protein Design Labs, Inc. (b)	16,528

		8,455,520

	Business Services — 0.58%
2,875	Alliance Data Systems Corp. (b)	136,505
6,249	Aramark Corp.	165,661
2,779	Avocent Corp. (b)	112,605
1,606	BearingPoint, Inc. (b)	12,896
3,930	CDW Corp.	260,756
4,013	Certegy, Inc.	142,582
5,339	ChoicePoint, Inc. (b)	245,541
7,471	Cintas Corp.	327,678
4,316	Dun & Bradstreet Corp. (b)	257,449
11,040	Ecolab, Inc.	387,835
5,304	Equifax, Inc.	149,042
4,016	Fair, Issac and Co., Inc.	147,307
2,700	Getty Images, Inc. (b)	185,895
1,800	Global Payments, Inc.	105,372
2,800	Hewitt Associates, Inc., Class – A (b)	89,628
6,651	Iron Mountain, Inc. (b)	202,789
2,800	Manpower, Inc.	135,240
20,399	Paychex, Inc.	695,198
7,700	Pitney Bowes, Inc.	356,356
8,949	Robert Half International, Inc.	263,369
2,400	The Corporate Executive Board Co.	160,656
3,603	The Reynolds & Reynolds Co.	95,516
10,600	The ServiceMaster Co.	146,174
400	W.W. Grainger, Inc.	26,648
700	West Corp. (b)	23,177

		4,831,875

	Casinos/Gaming — 0.20%
3,800	Harrah’s Entertainment, Inc.	254,182
21,460	International Game Technology, Inc.	737,794
4,100	Mandalay Resort Group	288,763
840	MGM Mirage, Inc. (b)	61,102
2,700	Station Casinos, Inc.	147,636
2,000	Wynn Resorts, Ltd. (b)	133,840

		1,623,317

	Chemicals — 0.08%
4,300	International Flavors & Fragrance, Inc.	184,212
5,700	Praxair, Inc.	251,655
800	Sigma-Aldrich Corp.	48,368
3,700	The Dow Chemical Co.	183,187

		667,422

Shares	Security Description	Value
	Communications Equipment — 0.29%
38,995	ADC Telecommunications, Inc. (b)	$104,507
4,100	ADTRAN, Inc.	78,474
5,000	Andrew Corp. (b)	68,150
23,600	Avaya, Inc. (b)	405,920
2,280	Ciena Corp. (b)	7,615
7,105	Comverse Technology, Inc. (b)	173,717
6,500	Crown Castle International Corp. (b)	108,160
5,000	Foundry Networks, Inc. (b)	65,800
2,700	Harris Corp.	166,833
32,442	Juniper Networks, Inc. (b)	882,098
3,000	L-3 Communications Holdings, Inc.	219,720
11,453	Tellabs, Inc. (b)	98,381

		2,379,375

	Computer Hardware — 3.16%
11,900	Apple Computer, Inc. (b)	766,360
414,560	Cisco Systems, Inc. (b)	8,001,009
155,331	Dell, Inc. (b)	6,545,648
117,773	EMC Corp. (b)	1,751,285
68,737	International Business Machines Corp.	6,776,093
3,688	Jack Henry & Associates, Inc.	73,428
7,974	Lexmark International, Inc. (b)	677,790
7,574	Maxtor Corp. (b)	40,142
3,550	National Instruments Corp.	96,738
1,400	NAVTEQ (b)	64,904
19,337	Network Appliance, Inc. (b)	642,375
8,200	SanDisk Corp. (b)	204,754
56,136	Solectron Corp. (b)	299,205
1,100	Storage Technology Corp. (b)	34,771
14,388	Symbol Technologies, Inc.	248,912
2,800	Western Digital Corp. (b)	30,352
5,000	Xerox Corp. (b)	85,050

		26,338,816

	Computer Services — 1.78%
4,900	Acxiom Corp.	128,870
5,095	Affiliated Computer Services, Inc., Class – A (b)	306,668
6,900	Akamai Technologies, Inc. (b)	89,907
18,200	Amazon.com, Inc. (b)	806,078
3,700	Ask Jeeves, Inc. (b)	98,975
31,050	Automatic Data Processing, Inc.	1,377,068
6,400	Ceridian Corp. (b)	116,992
7,900	Cognizant Tech Solutions Corp. (b)	334,407
4,551	DST Systems, Inc. (b)	237,198
31,898	eBay, Inc. (b)	3,709,099
53,632	First Data Corp.	2,281,505
12,160	Fiserv, Inc. (b)	488,710
1,100	Google, Inc., Class – A (b)	212,410
7,300	GTECH Holdings Corp.	189,435
14,014	IMS Health, Inc.	325,265
4,600	NCR Corp. (b)	318,458

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Computer Services (continued)
15,145	SunGard Data Systems, Inc. (b)	$429,058
2,603	Total System Services, Inc.	63,253
811	Unisys Corp. (b)	8,256
10,463	Verisign, Inc. (b)	350,720
12,897	WebMD Corp. (b)	105,240
70,378	Yahoo!, Inc. (b)	2,651,843
3,475	Zebra Technologies Corp., Class – A (b)	195,573

		14,824,988

	Computer Software — 2.74%
7,200	Activision, Inc. (b)	145,296
14,686	Adobe Systems, Inc.	921,400
14,400	Autodesk, Inc.	546,480
22,993	BEA Systems, Inc. (b)	203,718
4,511	BMC Software, Inc. (b)	83,905
9,815	Cadence Design Systems, Inc. (b)	135,545
10,429	Citrix Systems, Inc. (b)	255,823
28,600	Computer Associates International, Inc.	888,316
18,356	Electronic Arts, Inc. (b)	1,132,198
11,024	Intuit, Inc. (b)	485,166
4,600	Macromedia, Inc. (b)	143,152
7,600	McAfee, Inc. (b)	219,868
5,177	Mercury Interactive Corp. (b)	235,812
449,609	Microsoft Corp.	12,009,057
23,900	Novell, Inc. (b)	161,325
207,788	Oracle Corp. (b)	2,850,852
10,100	Red Hat, Inc. (b)	134,835
20,438	Siebel Systems, Inc. (b)	214,599
37,988	Symantec Corp. (b)	978,571
9,620	Synopsys, Inc. (b)	188,744
11,077	Tibco Software, Inc. (b)	147,767
26,628	Veritas Software Corp. (b)	760,229

		22,842,658

	Conglomerates — 0.57%
70,860	Corning, Inc. (b)	834,022
9,800	Dover Corp.	411,012
75,294	General Electric Co.	2,748,231
7,613	United Technologies Corp.	786,804

		4,780,069

	Construction Services — 0.27%
11,614	American Standard Cos., Inc. (b)	479,890
3,700	Centex Corp.	220,446
7,700	D. R. Horton, Inc.	310,387
450	Florida Rock Industries, Inc.	26,789
2,200	Fluor Corp.	119,922
1,800	Hovnanian Enterprises, Inc., Class – A (b)	89,136
1,700	Hughes Supply, Inc.	54,995
2,800	Jacobs Engineering Group, Inc. (b)	133,812

Shares	Security Description	Value
	Construction Services (continued)
3,400	Lennar Corp.	$192,712
900	MDC Holdings, Inc.	77,796
321	NVR, Inc. (b)	246,977
2,700	Pulte Homes, Inc.	172,260
600	Ryland Group, Inc.	34,524
1,300	Toll Brothers, Inc. (b)	89,193

		2,248,839

	Consumer Products — 1.82%
3,700	Alberto-Culver Co., Class – B	179,709
4,100	Black & Decker Corp.	362,153
3,400	Brunswick Corp.	168,300
3,900	Church & Dwight Co., Inc.	131,118
6,300	Clorox Co.	371,259
27,059	Colgate-Palmolive Co.	1,384,338
2,300	Energizer Holdings, Inc. (b)	114,287
8,500	Fortune Brands, Inc.	656,030
12,913	Kimberly-Clark Corp.	849,805
2,104	Maytag Corp.	44,394
1,000	Newell Rubbermaid, Inc.	24,190
143,709	Procter & Gamble Co.	7,915,493
6,455	The Estee Lauder Cos., Inc., Class – A	295,445
57,058	The Gillette Co.	2,555,057
200	The Scotts Co., Class – A (b)	14,704
2,247	Weight Watchers International, Inc. (b)	92,284

		15,158,566

	Department Stores — 1.47%
2,255	Big Lots, Inc. (b)	27,353
4,400	Foot Locker, Inc.	118,492
18,374	Kohl’s Corp. (b)	903,450
56,070	Target Corp.	2,911,715
157,240	Wal-Mart Stores, Inc.	8,305,417

		12,266,427

	Distribution/Wholesale — 0.00%
900	Ingram Micro, Inc.	18,720

	Drugs — 5.31%
95,704	Abbott Laboratories	4,464,592
8,171	Allergan, Inc.	662,423
750	American Pharmaceuticals Partners, Inc. (b)	28,058
6,000	Amylin Pharmaceuticals, Inc. (b)	140,160
3,900	Andrx Corp. (b)	85,137
5,402	Barr Laboratories, Inc. (b)	246,007
35,020	Bristol-Myers Squibb Co.	897,212
59,833	Eli Lilly & Co.	3,395,523
3,300	Endo Pharmaceuticals Holdings, Inc. (b)	69,366
2,100	Eon Labs, Inc. (b)	56,700
22,442	Forest Laboratories, Inc., Class – A (b)	1,006,748

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Drugs (continued)
27,074	Genentech, Inc. (b)	$1,473,909
11,368	IVAX Corp. (b)	179,842
182,099	Johnson & Johnson	11,548,719
3,462	Medicis Pharmaceutical Corp., Class – A	121,551
14,904	MedImmune, Inc. (b)	404,047
60,791	Merck & Co., Inc.	1,953,823
10,451	Millennium Pharmaceuticals, Inc. (b)	126,666
16,118	Mylan Laboratories, Inc.	284,966
3,700	NBTY, Inc. (b)	88,837
2,300	Neurocrine Biosciences, Inc. (b)	113,390
3,000	OSI Pharmaceuticals, Inc. (b)	224,550
467,963	Pfizer, Inc.	12,583,524
89,697	Schering-Plough Corp.	1,872,873
6,400	Sepracor, Inc. (b)	379,968
1,405	Watson Pharmaceuticals, Inc. (b)	46,098
43,235	Wyeth Corp.	1,841,379

		44,296,068

	E-Commerce — 0.03%
9,847	IAC/InterActiveCorp (b)	271,974

	Electric Utilities — 0.07%
38,030	AES Corp. (b)	519,870
1,700	Allegheny Energy, Inc. (b)	33,507

		553,377

	Electronic Components & Instruments — 0.35%
2,041	Avid Technology, Inc. (b)	126,032
3,775	Beckman Coulter, Inc.	252,887
14,512	Danaher Corp.	833,133
19,118	Freescale Semiconductor, Inc., Class B	351,006
3,666	Harman International Industries, Inc.	465,582
3,600	MEMC Electronic Materials, Inc. (b)	47,700
1,644	Mettler-Toledo International, Inc. (b)	84,354
3,055	Millipore Corp. (b)	152,170
500	Pall Corp.	14,475
4,489	PerkinElmer, Inc.	100,958
5,800	Thermo Electron Corp. (b)	175,102
7,110	Waters Corp. (b)	332,677

		2,936,076

	Electronic Equipment — 0.43%
27,007	Agilent Technologies, Inc. (b)	650,868
6,100	American Power Conversion Corp.	130,540
3,200	AMETEK, Inc.	114,144
4,300	Amphenol Corp., Class – A (b)	157,982
1,900	AVX Corp.	23,940
5,200	Emerson Electric Co.	364,520
6,483	Fisher Scientific International, Inc. (b)	404,410
9,955	Jabil Circuit, Inc. (b)	254,649
83,200	JDS Uniphase Corp. (b)	263,744

Shares	Security Description	Value
	Electronic Equipment (continued)
6,951	Molex, Inc.	$208,530
4,400	Polycom, Inc. (b)	102,608
7,300	Rockwell Automation, Inc.	361,715
17,317	Sanmina Corp. (b)	146,675
4,600	Tektronix, Inc.	138,966
12,012	Teradyne, Inc. (b)	205,045
1,300	Vishay Intertechnology, Inc. (b)	19,526

		3,547,862

	Energy — 0.03%
3,600	CONSOL Energy, Inc.	147,780
780	Kinder Morgan, Inc.	57,041

		204,821

	Entertainment — 0.19%
3,297	Blockbuster, Inc.	31,453
1,600	International Speedway Corp., Class – A	84,480
3,950	Marvel Enterprises, Inc. (b)	80,896
1,700	Netflix, Inc. (b)	20,961
37,300	The Walt Disney Co.	1,036,940
9,600	XM Satellite Radio Holdings, Inc., Class – A (b)	361,152

		1,615,882

	Financial Services — 1.85%
1,600	Ambac Financial Group, Inc.	131,408
2,000	American Capital Strategies, Ltd.	66,700
69,380	American Express Co.	3,910,951
14,500	Ameritrade Holding Corp. (b)	206,190
6,597	Bank of New York Co., Inc.	220,472
1,200	BlackRock, Inc.	92,712
4,300	CapitalSource, Inc. (b)	110,381
54,659	Charles Schwab Corp.	653,722
3,404	CheckFree Corp. (b)	129,624
5,214	Doral Financial Corp.	256,790
12,900	E*Trade Group, Inc. (b)	192,855
4,186	Eaton Vance Corp.	218,300
59,634	Fannie Mae	4,246,536
4,620	Federated Investors, Inc.	140,448
1,100	First Marblehead Corp. (b)	61,875
1,300	Franklin Resources, Inc.	90,545
3,261	Freddie Mac	240,336
3,200	Fremont General Corp.	80,576
4,800	Friedman, Billings, Ramsey Group, Inc.	93,072
1,300	Goldman Sachs Group, Inc.	135,252
10,072	H & R Block, Inc.	493,528
4,067	Investors Financial Services Corp.	203,269
6,000	Legg Mason, Inc.	439,560
2,444	MoneyGram International, Inc.	51,666
7,705	Moody’s Corp.	669,179
8,700	Morgan Stanley Dean Witter & Co.	483,024
800	Nuveen Investments, Class – A	31,576

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Financial Services (continued)
3,900	SEI Investments Co.	$163,527
6,500	T. Rowe Price Group, Inc.	404,300
7,546	TCF Financial Corp.	242,528
2,000	The Chicago Mercantile Exchange	457,400
10,000	U.S. Bancorp	313,200
436	Viad Corp.	12,422
5,343	Waddell & Reed Financial, Inc.	127,644
600	Westcorp	27,558

		15,399,126

	Food & Beverages — 2.26%
45,007	Anheuser-Busch Cos., Inc.	2,283,205
1,428	Brown-Forman Corp., Class – B	69,515
7,000	Campbell Soup Co.	209,230
115,852	Coca-Cola Co.	4,822,919
11,300	H.J. Heinz Co.	440,587
8,070	Hershey Foods Corp.	448,208
8,400	Kellogg Co.	375,144
6,260	McCormick & Co., Inc.	241,636
8,339	Pepsi Bottling Group, Inc.	225,487
99,178	PepsiCo, Inc.	5,177,091
23,800	Sara Lee Corp.	574,532
24,181	Starbucks Corp. (b)	1,507,927
39,040	Sysco Corp.	1,490,157
3,688	Whole Foods Market, Inc.	351,651
9,100	William Wrigley Jr., Co.	629,629

		18,846,918

	Forest Products & Papers — 0.05%
6,570	Avery Dennison Corp.	394,003
391	Neenah Paper, Inc. (b)	12,747

		406,750

	Health Care — 0.77%
3,400	Accredo Health, Inc. (b)	94,248
2,800	Aetna, Inc.	349,300
1,941	AmerisourceBergen Corp.	113,898
26,330	Cardinal Health, Inc.	1,531,089
16,325	Caremark Rx, Inc. (b)	643,695
2,280	Community Health Systems, Inc. (b)	63,566
5,320	Coventry Health Care, Inc. (b)	282,386
6,092	DaVita, Inc. (b)	240,817
4,036	Express Scripts, Inc. (b)	308,512
11,258	HCA, Inc.	449,870
13,050	Health Management Associates, Inc.	296,496
8,000	Laboratory Corp. of America Holdings (b)	398,560
6,060	Lincare Holdings, Inc. (b)	258,459
4,433	Manor Care, Inc.	157,061
8,010	McKesson Corp.	251,995
5,260	Omnicare, Inc.	182,101
4,868	Quest Diagnostics, Inc.	465,137
4,206	Renal Care Group, Inc. (b)	151,374

Shares	Security Description	Value
	Health Care (continued)
1,400	Triad Hospitals, Inc. (b)	$52,094
1,800	Universal Health Services	80,100
700	WellChoice, Inc. (b)	37,380

		6,408,138

	Health Care Providers & Services — 0.16%
11,709	Wellpoint, Inc.	1,346,535

	Hotels/Motels — 0.21%
14,200	Cendant Corp.	331,996
900	Choice Hotels International, Inc.	52,200
19,600	Hilton Hotels Corp.	445,704
10,508	Marriott International, Inc., Class – A	661,793
4,529	Starwood Hotels & Resorts Worldwide, Inc.	264,494

		1,756,187

	Identification Sys/Dev — 0.00%
900	Cogent, Inc.	29,700

	Industrial Services — 0.59%
48,012	3M Co.	3,940,344
4,800	Donaldson Co., Inc.	156,384
3,687	Fastenal Co.	226,972
4,730	Gentex Corp.	175,105
4,350	Graco, Inc.	162,473
2,054	ITT Industries, Inc.	173,460
2,200	MSC Industrial Direct Co., Inc., Class – A	79,156
300	SPX Corp.	12,018

		4,925,912

	Insurance — 1.53%
28,033	AFLAC, Inc.	1,116,835
94,137	American International Group, Inc.	6,181,976
5,269	Arthur J. Gallagher & Co.	171,243
3,354	Brown & Brown, Inc.	146,067
1,300	Genworth Financial, Inc., Class A	35,100
1,100	HCC Insurance Holdings, Inc.	36,432
230	Markel Corp. (b)	83,720
31,949	Marsh & McLennan Cos., Inc.	1,051,122
2,200	Radian Group, Inc.	117,128
1,900	The Progressive Corp.	161,196
125	Transatlantic Holding, Inc.	7,729
41,011	UnitedHealth Group, Inc.	3,610,197
1,400	Unitrin, Inc.	63,630
150	W.R. Berkley Corp.	7,076

		12,789,451

	Machinery — 0.41%
15,900	Caterpillar, Inc.	1,550,409
6,300	Deere & Co.	468,720
15,300	Illinois Tool Works, Inc.	1,418,004

		3,437,133

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Manufacturing — 0.03%
2,200	Briggs & Stratton Corp.	$91,476
700	Harsco Corp.	39,018
2,100	Roper Industries, Inc.	127,617

		258,111

	Media — 0.76%
4,000	Belo (A.H.) Corp.	104,960
9,200	Cablevision Systems-New York Group – Class – A (b)	229,080
1,800	Citadel Broadcasting Co. (b)	29,124
13,300	Clear Channel Communications, Inc.	445,417
800	Cox Radio, Inc. (b)	13,184
35,070	DirecTV Group, Inc. (b)	587,072
3,616	Dow Jones & Co., Inc.	155,705
900	Dreamworks Animation SKG, Inc.	33,759
14,120	EchoStar Communications Corp.	469,349
1,014	Entercom Communications Corp. (b)	36,392
3,056	Fox Entertainment Group, Inc. (b)	95,531
6,347	Gemstar-TV Guide International, Inc. (b)	37,574
79,400	Liberty Media Corp., Class – A (b)	871,812
6,404	Liberty Media International, Inc. (b)	296,057
500	Media General, Inc., Class – A	32,405
2,300	Meredith Corp.	124,660
1,489	Pixar Animation Studios, Inc. (b)	127,473
1,500	Radio One, Inc. (b)	24,180
3,896	The E.W. Scripps Co.	188,099
50,500	Time Warner, Inc. (b)	981,720
17,512	UnitedGlobalCom, Inc. (b)	169,166
8,419	Univision Communications, Inc. (b)	246,424
23,873	Viacom, Inc., Class – B	868,738
4,658	Westwood One, Inc. (b)	125,440

		6,293,321

	Medical Products — 2.04%
2,100	Bausch & Lomb, Inc.	135,366
33,937	Baxter International, Inc.	1,172,184
15,488	Becton, Dickinson & Co.	879,718
19,727	Biogen Idec, Inc. (b)	1,314,015
15,568	Biomet, Inc.	675,496
40,274	Boston Scientific Corp. (b)	1,431,741
6,200	C.R. Bard, Inc.	396,676
3,831	Charles River Laboratories International, Inc. (b)	176,264
2,000	Cooper Cos., Inc.	141,180
3,900	Covance, Inc. (b)	151,125
6,800	Cytyc Corp. (b)	187,476
2,400	Dade Behring Holding, Inc. (b)	134,400
4,845	Dentsply International, Inc.	272,289
3,800	Edwards Lifesciences Corp. (b)	156,788
19,191	Guidant Corp.	1,383,671
2,400	Henry Schein, Inc. (b)	167,136
700	Hillenbrand Industry, Inc.	38,878

Shares	Security Description	Value
	Medical Products (continued)
2,200	IDEXX Laboratories, Inc. (b)	$120,098
2,300	Inamed Corp. (b)	145,475
1,700	Kinetic Concepts, Inc. (b)	129,710
74,556	Medtronic, Inc.	3,703,197
4,500	MGI Pharma, Inc. (b)	126,045
1,400	PacifiCare Health Systems, Inc. (b)	79,128
7,392	Patterson Cos., Inc. (b)	320,739
2,200	ResMed, Inc. (b)	112,420
2,200	Respironics, Inc. (b)	119,592
21,620	St. Jude Medical, Inc. (b)	906,527
17,560	Stryker Corp.	847,270
8,200	Varian Medical Systems, Inc. (b)	354,568
14,870	Zimmer Holdings, Inc. (b)	1,191,384

		16,970,556

	Metals — 0.22%
34,400	Alcoa, Inc.	1,080,848
9,200	Freeport-McMoRan Copper & Gold, Inc., Class – B	351,716
4,800	Nucor Corp.	251,232
300	Southern Peru Copper Corp.	14,163
2,100	Timken Co.	54,642
3,800	Worthington Industries, Inc.	74,404

		1,827,005

	Mining — 0.09%
1,700	Arch Coal, Inc.	60,418
15,881	Newmont Mining Corp.	705,275

		765,693

	Office Furnishings — 0.02%
3,600	HNI Corp.	154,980

	Oil & Gas — 0.58%
20,410	Baker Hughes, Inc.	870,895
10,000	BJ Services Co.	465,400
3,000	Burlington Resources, Inc.	130,500
579	Cooper Cameron Corp. (b)	31,156
2,200	Diamond Offshore Drilling, Inc.	88,110
5,200	Ensco International, Inc.	165,048
4,200	FMC Technologies, Inc. (b)	135,240
7,655	Grant Prideco, Inc. (b)	153,483
26,900	Halliburton Co.	1,055,555
3,547	National-Oilwell, Inc. (b)	125,174
1,906	Newfield Exploration Co. (b)	112,549
4,500	Patina Oil & Gas Corp.	168,750
9,496	Patterson-UTI Energy, Inc.	184,697
1,800	Pioneer Natural Resources Co.	63,180
600	Pogo Producing Co.	29,094
3,714	Pride International, Inc. (b)	76,286
2,846	Rowan Cos., Inc. (b)	73,711
6,260	Smith International, Inc. (b)	340,607
600	Varco International, Inc. (b)	17,490
15,985	XTO Energy, Inc.	565,549

		4,852,474

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Packaging — 0.07%
3,600	Ball Corp.	$158,328
6,400	Pactiv Corp. (b)	161,856
4,346	Sealed Air Corp. (b)	231,511

		551,695

	Pharmaceuticals — 0.04%
300	Eyetech Pharmaceuticals, Inc.	13,650
7,108	Medco Health Solutions, Inc. (b)	295,693

		309,343

	Publishing & Printing — 0.24%
2,000	Dex Media, Inc.	49,920
2,756	Harte-Hanks, Inc.	71,601
3,100	John Wiley & Sons, Inc.	108,004
900	Knight-Ridder, Inc.	60,246
11,713	McGraw-Hill Cos., Inc.	1,072,208
8,100	New York Times Co., Class – A	330,480
334	The Washington Post Co., Class – B	328,329

		2,020,788

	Real Estate — 0.03%
2,000	IndyMac Bancorp, Inc.	68,900
3,363	The St. Joe Co.	215,905

		284,805

	Real Estate Investment Trusts — 0.09%
6,300	Catellus Development Corp.	192,780
600	CBL & Associates Properties, Inc.	45,810
1,430	General Growth Properties, Inc.	51,709
2,300	Regency Centers Corp.	127,420
205	Simon Property Group, Inc.	13,257
1,500	The Mills Corp.	95,640
3,200	Ventas, Inc.	87,712
4,300	Weingarten Realty Investors	172,430

		786,758

	Rental & Leasing — 0.01%
3,000	Rent-A-Center, Inc. (b)	79,500

	Restaurants — 0.21%
5,192	Applebee’s International, Inc.	137,328
5,000	Brinker International, Inc. (b)	175,350
4,564	Darden Restaurants, Inc.	126,605
3,500	Outback Steakhouse, Inc.	160,230
4,196	Ruby Tuesday, Inc.	109,432
4,833	The Cheesecake Factory, Inc. (b)	156,928
718	Wendy’s International, Inc.	28,189
17,800	YUM! Brands, Inc.	839,804

		1,733,866

	Retail – Specialty — 2.47%
1,200	7-Eleven, Inc. (b)	28,740
4,600	Advance Auto Parts, Inc. (b)	200,928
3,300	AnnTaylor Stores Corp. (b)	71,049
3,440	AutoZone, Inc. (b)	314,106

Shares	Security Description	Value
	Retail – Specialty (continued)
28,800	Avon Products, Inc.	$1,114,560
300	Barnes & Noble, Inc. (b)	9,681
18,469	Bed Bath & Beyond, Inc. (b)	735,620
16,222	Best Buy Co., Inc.	963,911
6,451	CarMax, Inc. (b)	200,304
5,434	Chico’s FAS, Inc. (b)	247,410
1,600	Circuit City Stores, Inc.	25,024
5,100	Claire’s Stores, Inc.	108,375
1,900	Costco Wholesale Corp.	91,979
2,900	CVS Corp.	130,703
17,600	Dollar General Corp.	365,552
6,972	Dollar Tree Stores, Inc. (b)	199,957
9,105	Family Dollar Stores, Inc.	284,349
2,700	Fossil, Inc. (b)	69,228
127	GameStop Corp. Class B	2,846
18,037	Harley-Davidson, Inc.	1,095,748
4,568	Herman Miller, Inc.	126,214
126,100	Home Depot, Inc.	5,389,514
4,580	Leggett & Platt, Inc.	130,209
48,289	Lowe’s Cos., Inc.	2,780,964
11,300	Mattel, Inc.	220,237
8,264	Michaels Stores, Inc.	247,672
4,500	Nordstrom, Inc.	210,285
3,100	O’Reilly Automotive, Inc. (b)	139,655
4,900	Pacific Sunwear of California, Inc. (b)	109,074
2,800	Petco Animal Supplies, Inc. (b)	110,544
8,690	PETsMART, Inc.	308,756
1,900	Pier 1 Imports, Inc.	37,430
9,689	RadioShack Corp.	318,574
1,000	Regis Corp.	46,150
24,500	Rite Aid Corp. (b)	89,670
700	Sherwin-Williams Co.	31,241
30,400	Staples, Inc.	1,024,784
8,881	Tiffany & Co.	283,926
2,928	Urban Outfitters, Inc. (b)	130,003
63,022	Walgreen Co.	2,418,154
5,673	Williams-Sonoma, Inc. (b)	198,782

		20,611,908

	Schools — 0.19%
9,431	Apollo Group, Inc., Class – A (b)	761,176
6,200	Career Education Corp. (b)	248,000
6,000	Corinthian Colleges, Inc. (b)	113,070
3,000	DeVry, Inc. (b)	52,080
4,600	Education Management Corp. (b)	151,846
2,800	ITT Educational Services, Inc. (b)	133,140
2,000	Laureate Education, Inc. (b)	88,180

		1,547,492

	Security System/Services — 0.02%
3,441	The Brink’s Co.	135,988

	Semiconductors — 2.62%
11,927	Advanced Micro Devices, Inc. (b)	262,633
109,500	Agere Systems, Inc., Class – B (b)	147,825

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares or Principal Amount	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Semiconductors (continued)
23,295	Altera Corp. (b)	$482,207
4,800	Amkor Technology, Inc. (b)	32,064
23,027	Analog Devices, Inc.	850,157
104,012	Applied Materials, Inc. (b)	1,778,605
5,700	Applied Micro Circuits Corp. (b)	23,997
26,813	Atmel Corp. (b)	105,107
14,841	Broadcom Corp., Class – A (b)	479,067
12,200	Conexant Systems, Inc. (b)	24,278
4,800	Cree, Inc. (b)	192,384
8,543	Cypress Semiconductor Corp. (b)	100,209
4,584	Fairchild Semiconductor International, Inc. (b)	74,536
4,823	Integrated Circuit Systems, Inc. (b)	100,897
396,685	Intel Corp.	9,278,462
3,571	International Rectifier Corp. (b)	159,159
4,173	Intersil Corp., Class – A	69,856
12,300	KLA-Tencor Corp. (b)	572,934
8,299	Lam Research Corp. (b)	239,924
18,964	Linear Technology Corp.	735,045
8,250	LSI Logic Corp. (b)	45,210
19,738	Maxim Integrated Products, Inc.	836,694
12,462	Microchip Technology, Inc.	332,237
16,600	Micron Technology, Inc. (b)	205,010
21,600	National Semiconductor Corp.	387,720
6,417	Novellus Systems, Inc. (b)	178,970
10,400	NVIDIA Corp. (b)	245,024
11,587	PMC-Sierra, Inc. (b)	130,354
5,000	QLogic Corp. (b)	183,650
5,300	Rambus, Inc. (b)	121,900
4,800	Semtech Corp. (b)	104,976
2,500	Silicon Laboratories, Inc. (b)	88,275
106,395	Texas Instruments, Inc.	2,619,445
21,295	Xilinx, Inc.	631,397

		21,820,208

	Telecommunications — 1.23%
1,100	IDT Corp., Class – B (b)	17,028
1,500	IDT Corp., Class – C (b)	22,020
43,400	Level 3 Communications, Inc. (b)	147,126
144,167	Motorola, Inc.	2,479,672
63,337	Nextel Communications, Inc., Class – A (b)	1,900,110
7,900	Nextel Partners, Inc. (b)	154,366
3,600	NII Holdings, Inc. (b)	170,820
3,100	Plantronics, Inc.	128,557
99,420	QUALCOMM, Inc.	4,215,409
2,500	Spectrasite, Inc. (b)	144,750
19,357	Sprint Corp. – FON Group	481,021
1,400	Telephone and Data Systems, Inc.	107,730
200	United States Cellular Corp. (b)	8,952
5,314	UTStarcom, Inc. (b)	117,705
5,400	Western Wireless Corp., Class – A (b)	158,220

		10,253,486

Shares or Principal Amount	Security Description	Value
	Textile Products — 0.02%
1,653	Mohawk Industries Co. (b)	$150,836

	Transportation & Shipping — 0.76%
5,157	C.H. Robinson Worldwide, Inc.	286,317
700	CNF, Inc.	35,070
6,264	Expeditors International of Washington, Inc.	350,032
13,900	FedEx Corp.	1,369,011
3,600	J.B. Hunt Transport Services, Inc.	161,460
5,727	JetBlue Airways Corp. (b)	132,981
2,794	Polaris Industries, Inc.	190,048
2,000	Ryder System, Inc.	95,540
1,000	Sirva, Inc. (b)	19,220
38,600	Southwest Airlines Co.	628,408
1,981	Tidewater, Inc.	70,543
35,141	United Parcel Service, Inc., Class – B	3,003,150

		6,341,780

	Veterinary Diagnostics — 0.01%
4,300	VCA Antech, Inc. (b)	84,280

	Waste Disposal — 0.13%
7,961	Allied Waste Industries, Inc. (b)	73,878
2,800	Stericycle, Inc. (b)	128,660
28,100	Waste Management, Inc.	841,314

		1,043,852

		350,573,208

	Total Common Stocks (cost $665,094,630)	818,137,757

	Preferred Stock — 0.00%
	SSgA Funds Management, Inc. — 0.00%
	Real Estate Investment Trusts — 0.00%
210	Simon Property Group, LP 6%	12,436

	Total Preferred Stock (cost $11,246)	12,436

	Short-Term Investments — 1.63%
	Jennison Associates LLC — 0.56%
	Commercial Paper — 0.56%
4,677,000	Citicorp, 2.00%*, 1/3/2005	4,677,000

	Time Deposit — 0.00%
717	Eurodollar Time Deposit, 1.49%*, 1/3/05	717

		4,677,717

	SSgA Funds Management, Inc. — 1.07%
	Money Market Mutual Fund — 1.07%
8,896,915	Alliance Money Market Fund Prime Portfolio	8,896,915

	Total Short-Term Investments (cost $13,574,632)	13,574,632

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Value
	U.S. Treasury Bills — 0.11%
	SSgA Funds Management, Inc. — 0.11%
	U.S. Treasury Bill — 0.11%
$895,000	U.S. Treasury Bills, 2.185%*, 3/10/05	$891,587

	Total U.S. Treasury Bills (cost $891,306)	891,587

	Total Investments (cost $679,571,814) (a) — 99.82%	832,616,412
	Other assets in excess of liabilities — 0.18%	1,488,955

	Net Assets — 100.00%	$834,105,367

Percentages indicated are based on net assets of $834,105,367.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of gains recognized for federal reporting in excess of federal income tax reporting of approximately $22,370,027. Cost for federal Income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$169,674,129
Unrealized depreciation	(16,629,531)

Net unrealized appreciation	$153,044,598

(b)	Represents non-income producing securities.

*	Rate disclosed represents yield effective at purchase.

ADR — American Depository Receipt

Futures

SSGA Funds Management, Inc.

Number of Contracts	Future Contracts Long	Market Value	Expiration Date	Unrealized Gain
57	Nasdaq E-Mini Future	$1,856,490	March-05	$12,864
2	Russell 1000 Growth Future	$2,719,750	March-05	$11,673
9	Russell 1000 Future	$2,933,775	March-05	$43,512
45	S&P 500 E-mini Future	$2,730,825	March-05	$23,803

	Total Unrealized Gain			$91,852

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common Stocks — 98.09%
	Frontier Capital Management Co. — 35.69%
	Aerospace — 0.31%
64,000	BFGoodrich Corp.	$2,088,960

	Agriculture — 0.48%
117,400	Delta Pine & Land Co.	3,202,672

	Auction House — 0.41%
149,900	Sotheby’s Holdings, Inc., Class – A (b)	2,722,184

	Audio/Video Products — 0.37%
94,240	Digital Theater Systems, Inc. (b)	1,897,051
98,000	TiVo, Inc. (b)	575,260

		2,472,311

	Auto Parts — 0.67%
59,300	Autoliv, Inc.	2,864,190
110,200	Goodyear Tire & Rubber Co. (b)	1,615,532

		4,479,722

	Biotechnology — 0.14%
18,300	Millipore Corp. (b)	911,523

	Broadcasting — 0.47%
130,900	Emmis Communications Corp., Class – A (b)	2,511,971
16,700	Entercom Communications Corp. (b)	599,363

		3,111,334

	Business Equipment — 0.39%
27,900	Diebold, Inc.	1,554,867
45,500	Polycom, Inc. (b)	1,061,060

		2,615,927

	Chemicals — 0.76%
20,900	Cabot Microelectronics Corp. (b)	837,045
68,700	Cambrex Corp.	1,861,770
18,600	FMC Corp. (b)	898,380
90,100	Mosaic Co/The (b)	1,470,432

		5,067,627

	Coal — 0.31%
58,400	Massey Energy Co.	2,041,080

	Communications Technology — 0.98%
141,700	Arris Group, Inc. (b)	997,568
35,200	Concord Communications, Inc. (b)	390,016
87,100	Harmonic, Inc. (b)	726,414
12,300	Harris Corp.	760,017
206,500	LCC International, Inc., Class – A (b)	1,203,895
79,800	Power-One, Inc. (b)	711,816
79,800	RF Micro Devices, Inc. (b)	545,832
209,100	Sonus Networks, Inc. (b)	1,198,143

		6,533,701

Shares	Security Description	Value
	Computer Equipment — 0.93%
32,700	Electronics for Imaging, Inc. (b)	$569,307
145,200	InFocus Corp. (b)	1,330,032
166,600	Komag, Inc. (b)	3,128,748
30,268	Seagate Technology – Escrow (b)	0
106,400	Western Digital Corp. (b)	1,153,376

		6,181,463

	Computer Services — 0.26%
52,700	PEC Solutions, Inc. (b)	746,759
62,200	Perot Systems Corp., Class – A (b)	997,066

		1,743,825

	Computer Software — 0.61%
95,800	Ansoft Corp. (b)	1,935,160
115,700	Informatica Corp. (b)	939,484
88,300	Wind River Systems, Inc. (b)	1,196,465

		4,071,109

	Computer Software & Services — 1.53%
30,100	Andrew Corp. (b)	410,263
153,500	BEA Systems, Inc. (b)	1,360,010
70,400	Insight Enterprises, Inc. (b)	1,444,608
138,000	Maxtor Corp. (b)	731,400
66,300	Mercury Computer Systems, Inc. (b)	1,967,784
66,400	SafeNet, Inc. (b)	2,439,536
323,900	Vastera, Inc. (b)	851,857
39,500	WebEx Communications, Inc. (b)	939,310

		10,144,768

	Construction — 1.66%
113,700	Chicago Bridge & Iron Co.	4,548,000
81,700	Fluor Corp.	4,453,467
41,700	Jacobs Engineering Group, Inc. (b)	1,992,843

		10,994,310

	Consumer Discretionary — 0.07%
20,000	Sabre Holdings Corp.	443,200

	Consumer Products & Services — 0.63%
57,700	ARAMARK Corp., Class – B	1,529,627
94,100	Hasbro, Inc.	1,823,658
60,600	ValueVision Media, Inc., Class – A (b)	842,946

		4,196,231

	Containers & Packaging — 1.00%
318,900	Crown Holdings, Inc. (b)	4,381,686
122,400	Smurfit-Stone Container Corp. (b)	2,286,432

		6,668,118

	Control & Filter Services — 0.11%
22,000	Watts Industries, Inc., Class – A	709,280

	E-Commerce — 0.35%
191,100	ebookers PLC – ADR (b)	2,297,022

	Electrical & Electronics — 3.03%
44,400	Anaren Microwave, Inc. (b)	575,424

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Frontier Capital Management Co. (continued)
	Electrical & Electronics (continued)
222,800	Artesyn Technologies, Inc. (b)	$2,517,640
59,300	C&D Technologies, Inc.	1,010,472
79,500	Cypress Semiconductor Corp. (b)	932,535
300,900	GrafTech International, Ltd. (b)	2,846,514
40,200	Harman International Industries, Inc.	5,105,400
242,000	LoJack Corp. (b)	2,935,460
90,873	Orbital Sciences Corp. (b)	1,075,028
79,400	Powerwave Technologies, Inc. (b)	673,312
30,300	Synopsys, Inc. (b)	594,486
55,585	Trimble Navigation, Ltd. (b)	1,836,528

		20,102,799

	Electronic Components & Instruments — 3.14%
58,600	Actel Corp. (b)	1,027,844
248,800	Agere Systems Inc., Class – A (b)	340,856
44,500	Fairchild Semiconductor International, Inc. (b)	723,570
61,100	Genesis Microchip, Inc. (b)	991,042
97,900	Input/Output, Inc. (b)	865,436
22,200	Integrated Circuit Systems, Inc. (b)	464,424
54,000	Integrated Device Technology, Inc. (b)	624,240
43,300	Intersil Holding Corp.	724,842
60,500	Itron, Inc. (b)	1,446,555
133,200	Microsemi Corp. (b)	2,312,353
108,800	National Semiconductor Corp.	1,952,960
128,300	PMC-Sierra, Inc. (b)	1,443,375
21,200	Rogers Corp. (b)	913,720
110,700	SBS Technologies, Inc. (b)	1,545,372
41,300	Semtech Corp. (b)	903,231
37,500	SiRF Technology Holdings Inc. (b)	477,000
88,700	Skyworks Solutions, Inc. (b)	836,441
69,500	SpatiaLight, Inc. (b)	622,025
171,651	STATS ChipPAC, Ltd. – ADR (b)	1,050,504
337,300	Transmeta Corp. (b)	549,799
88,797	Zoran Corp. (b)	1,028,269

		20,843,858

	Energy Equipment & Services — 1.32%
67,400	Core Laboratories NV (b)	1,573,790
40,638	ENSCO International, Inc.	1,289,850
18,800	GlobalSantaFe Corp.	622,468
54,300	National-Oilwell, Inc. (b)	1,916,247
34,300	Noble Corp. (b)	1,706,082
39,700	Transocean Sedco Forex, Inc. (b)	1,682,883

		8,791,320

	Entertainment — 0.08%
44,400	Netflix, Inc. (b)	547,452

	Financial Services — 1.73%
72,500	Ameritrade Holdings Corp. (b)	1,030,950
49,500	CheckFree Corp. (b)	1,884,960

Shares	Security Description	Value
	Financial Services (continued)
139,000	E*Trade Group, Inc. (b)	$2,078,050
35,100	Portfolio Recovery Associates, Inc. (b)	1,446,822
79,900	Ritchie Bros. Auctioneers, Inc.	2,641,494
17,100	TNS, Inc. (b)	373,635
83,600	Waddell & Reed Financial, Inc.	1,997,204

		11,453,115

	Health Care — 2.13%
77,200	Cross Country Healthcare, Inc. (b)	1,395,776
131,600	Eclipsys Corp. (b)	2,688,588
22,500	Express Scripts, Inc., Class – A (b)	1,719,900
62,400	InterMune, Inc. (b)	827,424
47,600	Matria Healthcare, Inc. (b)	1,859,732
54,100	Pall Corp.	1,566,195
66,900	PAREXEL International Corp. (b)	1,358,070
30,700	Psychiatric Solutions Inc. (b)	1,122,392
150,100	Regeneration Technologies, Inc. (b)	1,573,048

		14,111,125

	Industrial Products — 0.16%
43,300	Northwest Pipe Co. (b)	1,080,335

	Insurance — 0.54%
68,900	Assured Guaranty, Ltd.	1,355,263
28,400	HCC Insurance Holdings, Inc.	940,608
15,200	PXRE Group Ltd.	383,192
21,300	The PMI Group, Inc.	889,275

		3,568,338

	Internet Content — 0.25%
207,900	Harris Interactive, Inc. (b)	1,642,410

	Machinery — 0.22%
73,900	Presstek Inc (b)	715,352
28,570	Timken Co.	743,391

		1,458,743

	Media — 0.04%
27,300	Insight Communications Co., Inc. (b)	253,071

	Medical Systems — 0.72%
163,700	Endocardial Solutions, Inc. (b)	1,915,290
96,300	Omnicell, Inc. (b)	1,059,300
77,100	STERIS Corp. (b)	1,828,812

		4,803,402

	Metals — 1.60%
112,950	Allegheny Technologies, Inc.	2,447,627
55,300	Brush Engineered Materials, Inc. (b)	1,023,050
96,800	Coeur d’Alene Mines Corp. (b)	380,424
41,200	Freeport-McMoRan Copper & Gold, Inc., Class – B	1,575,076
25,950	Intermagnetics General Corp. (b)	659,390
81,500	Kaydon Corp.	2,691,129
21,400	Reliance Steel & Aluminum Co.	833,744
47,700	RTI International Metals, Inc. (b)	979,758

		10,590,198

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Frontier Capital Management Co. (continued)
	Oil & Gas — 2.11%
36,400	Ashland, Inc.	$2,125,032
59,162	Devon Energy Corp.	2,302,585
36,500	Maverick Tube Corp. (b)	1,105,950
20,700	Pioneer Natural Resources Co.	726,570
47,330	Premcor, Inc.	1,995,906
20,700	Remington Oil & Gas (b)	564,075
130,500	Talisman Energy, Inc.	3,518,280
73,900	Willbros Group, Inc. (b)	1,703,395

		14,041,793

	Packaging — 0.54%
98,400	Packaging Corp. of America	2,317,320
50,060	Pactiv Corp. (b)	1,266,017

		3,583,337

	Pharmaceuticals — 0.44%
26,300	ICON PLC — ADR (b)	1,016,495
46,400	Pharmaceutical Product Development, Inc. (b)	1,915,856

		2,932,351

	Pollution Control — 0.48%
284,900	Bennett Evnironmental, Inc. (b)	1,005,697
65,300	Republic Services, Inc.	2,190,162

		3,195,859

	Production Technology — 0.41%
23,300	Lam Research Corp. (b)	673,603
129,400	Sanmina-SCI Corp. (b)	1,096,018
54,900	Teradyne, Inc. (b)	937,143

		2,706,764

	Railroads — 0.14%
42,726	Wabtec Corp.	910,918

	Restaurants — 0.32%
26,200	Panera Bread Co., Class – A (b)	1,056,384
89,000	Triarc Cos., Inc., Class – B	1,091,140

		2,147,524

	Retail — 1.02%
83,600	CarMax, Inc. (b)	2,595,780
110,600	Dollar Tree Stores, Inc. (b)	3,172,008
143,600	Tweeter Home Entertainment Group, Inc. (b)	983,660

		6,751,448

	Semiconductors — 0.15%
285,000	Vitesse Semiconductor (b)	1,006,050

	Shipping — 0.39%
58,500	Kirby Corp. (b)	2,596,230

	Technology — 0.41%
52,200	ATMI, Inc. (b)	1,176,066
44,100	Hutchinson Technology, Inc. (b)	1,524,537

		2,700,603

Shares	Security Description	Value
	Telecom Services — 0.12%
31,200	Amdocs Ltd. (b)	$819,000

	Textile Manufacturing — 0.16%
273,600	Unifi, Inc. (b)	1,047,888

	Transportation — 1.23%
62,700	EGL, Inc. (b)	1,874,103
66,300	Kansas City Southern (b)	1,175,499
47,700	Landstar System, Inc. (b)	3,512,628
73,800	Swift Transportation Co., Inc. (b)	1,585,224

		8,147,454

	Utilities — 0.37%
108,600	Citizens Communications Co.	1,497,594
32,200	Western Gas Resources, Inc.	941,850

		2,439,444

		236,969,196

	Geewax, Terker & Co. — 31.20%
	Advertising — 0.12%
59,600	ValueClick, Inc. (b)	794,468

	Aerospace/Defense — 0.70%
15,000	DRS Technologies, Inc. (b)	640,650
54,900	Moog, Inc. (b)	2,489,715
126,900	Orbital Sciences Corp. (b)	1,501,227

		4,631,592

	Auto Related — 0.11%
23,500	Group 1 Automotive, Inc. (b)	740,250

	Banking — 2.03%
58,610	Bank of the Ozarks, Inc.	1,994,498
65,550	Capitol Bancorp, Ltd.	2,308,671
23,800	City Holding Co.	862,512
28,000	First BanCorp.	1,778,280
5,300	First Place Financial Corp.	118,667
57,450	Flagstar Bancorp, Inc.	1,298,370
13,800	MAF Bancorp, Inc.	618,516
56,200	NetBank, Inc.	585,042
35,665	Sterling Financial Corp. (b)	1,400,208
50,600	Umpqua Holdings Corp.	1,275,626
20,228	WSFS Financial Corp.	1,220,153

		13,460,543

	Business Services — 0.52%
27,200	Brady Corp., Class – A	1,701,904
140,200	MPS Group, Inc. (b)	1,718,852

		3,420,756

	Casinos & Gaming — 0.46%
39,900	Aztar Corp. (b)	1,393,308
40,300	Boyd Gaming Corp.	1,678,495

		3,071,803

	Chemicals — 0.70%
81,800	Airgas, Inc.	2,168,518
36,400	Cytec Industries, Inc.	1,871,688

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Geewax, Terker & Co. (continued)
	Chemicals (continued)
42,800	Hercules, Inc. (b)	$635,580

		4,675,786

	Commercial Services — 0.47%
900	Chemed Corp.	60,399
40,200	NCO Group, Inc. (b)	1,039,170
59,900	URS Corp. (b)	1,922,790
1,798	Washington Group International, Inc. (b)	74,168

		3,096,527

	Communications Technology — 0.73%
138,200	Andrew Corp. (b)	1,883,666
29,475	Comtech Telecommunications Corp. (b)	1,108,555
102,800	Ditech Communications Corp. (b)	1,536,860
51,754	TALK America Holdings, Inc. (b)	342,611

		4,871,692

	Computer Services — 0.10%
82,300	Aspen Technology, Inc. (b)	511,083
25,420	Silicon Storage Technology, Inc. (b)	151,249

		662,332

	Computer Software — 0.46%
53,100	Activision, Inc. (b)	1,071,558
136,300	SonicWALL, Inc. (b)	861,416
46,700	SYNNEX Corp. (b)	1,123,602

		3,056,576

	Consulting Services — 0.02%
7,100	Huron Consulting Group, Inc. (b)	157,620

	Consumer Products & Services — 1.43%
2,541	American Greetings Corp., Class – A	64,414
53,400	Central Garden & Pet Co. (b)	2,228,916
113,100	Chiquita Brands International, Inc.	2,494,986
3,800	Elizabeth Arden, Inc. (b)	90,212
67,200	Jarden Corp. (b)	2,919,168
14,500	John B. Sanfilippo & Son, Inc. (b)	373,810
7,800	Kellwood Co.	269,100
7,600	Rayovac Corp. (b)	232,256
37,400	The Warnaco Group, Inc. (b)	807,840

		9,480,702

	Correctional Services & Facilities — 0.21%
34,500	Corrections Corp. of America (b)	1,395,525

	Distribution — 0.84%
26,500	Brightpoint, Inc. (b)	517,810
84,600	Hughes Supply, Inc.	2,736,810
17,600	Watsco, Inc.	619,872
56,500	WESCO International, Inc. (b)	1,674,660

		5,549,152

Shares	Security Description	Value
	E-Commerce — 0.00%
3,300	Neoforma, Inc. (b)	$25,377

	Electric Utilities — 0.09%
27,000	Empire District Electric Co.	612,360

	Electronic Components & Instruments — 0.93%
48,800	Anixter International, Inc.	1,756,312
2,600	Benchmark Electronics, Inc. (b)	88,660
23,000	Ceradyne, Inc. (b)	1,315,830
38,900	General Cable Corp. (b)	538,765
79,300	KEMET Corp. (b)	709,735
13,595	Photronics, Inc. (b)	224,318
67,044	TTM Technologies, Inc. (b)	791,119
22,500	Watts Industries, Inc., Class – A	725,400

		6,150,139

	Energy — 0.02%
17,673	Quantum Fuel Systems Technologies Worldwide, Inc. (b)	106,391

	Entertainment — 0.45%
71,400	Gaylord Entertainment Co. (b)	2,965,242

	Financial Services — 0.47%
11,502	Advanta Corp., Class – B	279,154
13,175	ASTA Funding, Inc.	353,617
26,600	Encore Capital Group, Inc. (b)	632,548
16,600	Irwin Financial Corp.	471,274
2,400	QC Holdings, Inc. (b)	45,984
87,300	S1 Corp. (b)	790,938
17,000	Saxon Capital, Inc. (b)	389,810
6,773	United PanAm Financial Corp. (b)	129,093

		3,092,418

	Footwear — 0.11%
23,200	Brown Shoe Company, Inc.	692,056
2,700	Steven Madden, Ltd. (b)	50,922

		742,978

	Forest Products & Papers — 0.28%
37,000	Albany International Corp., Class – A	1,300,920
41,600	Buckeye Technologies, Inc. (b)	541,216

		1,842,136

	Gaming — 0.01%
5,000	Lakes Entertainment, Inc. (b)	81,450

	Health Care — 0.78%
147,100	Beverly Enterprises, Inc. (b)	1,345,965
25,316	Genesis HealthCare Corp. (b)	886,819
96,844	Kindred Healthcare, Inc. (b)	2,900,478
1,000	Res-Care, Inc. (b)	15,220

		5,148,482

	Homebuilders — 1.91%
33,675	Beazer Homes USA, Inc.	4,923,622
31,600	Dominion Homes, Inc. (b)	797,047
31,100	M/I Homes, Inc.	1,713,921

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Geewax, Terker & Co. (continued)
	Homebuilders (continued)
24,000	NCI Building Systems, Inc. (b)	$900,000
26,800	Standard-Pacific Corp.	1,718,952
89,700	WCI Communities, Inc. (b)	2,637,180

		12,690,722

	Hotels & Lodging — 0.23%
169,400	La Quinta Corp. (b)	1,539,846

	Housewares — 0.00%
900	Libbey, Inc.	19,989

	Information Technology — 0.04%
26,200	C-COR.net Corp. (b)	243,660

	Insurance — 2.18%
71,900	American Equity Investment Life Holding Co.	774,363
900	American Physicians Capital, Inc. (b)	32,418
69,100	AmerUs Group Co.	3,130,230
62,900	CNA Surety Corp. (b)	839,715
48,800	Delphi Financial Group, Inc., Class – A	2,252,120
150	Donegal Group, Inc., Class A	3,440
11,500	Midland Co.	359,605
129,900	Penn-America Group, Inc.	1,961,490
58,400	ProAssurance Corp. (b)	2,284,024
26,100	RLI Corp.	1,084,977
21,300	Selective Insurance Group, Inc.	942,312
3,600	U.S.I. Holdings Corp. (b)	41,652
49,600	Universal American Financial Corp. (b)	767,312

		14,473,658

	Investment Companies — 0.07%
28,500	MCG Capital Corp	488,205

	Manufacturing — 2.97%
1,300	Applied Films Corp. (b)	28,028
20,900	Barnes Group, Inc.	554,059
73,200	Briggs & Stratton Corp.	3,043,656
6,200	Cascade Corp.	247,690
30,800	Furniture Brands International, Inc.	771,540
2,600	Gardner Denver, Inc. (b)	94,354
54,100	IDEX Corp.	2,191,050
85,700	Joy Global, Inc.	3,721,950
4,290	MascoTech, Inc. (b)	0
36,100	Nordson Corp.	1,446,527
11,500	Oshkosh Truck Corp.	786,370
64,700	Terex Corp. (b)	3,082,955
20,900	Toro Co.	1,700,215
60,900	Trinity Industries, Inc.	2,075,472

		19,743,866

	Medical Supplies — 0.52%
14,700	Cooper Cos., Inc.	1,037,673
5,800	Dade Behring Holdings, Inc. (b)	324,800

Shares	Security Description	Value
	Medical Supplies (continued)
106,000	Microtek Medical Holdings, Inc. (b)	$430,360
27,200	PolyMedica Corp.	1,014,288
51,300	PSS World Medical, Inc. (b)	642,020

		3,449,141

	Natural Gas Utilities — 0.42%
13,100	New Jersey Resources Corp.	567,754
43,400	Southwestern Energy Co. (b)	2,199,946

		2,767,700

	Oil & Gas — 3.22%
47,900	Callon Petroleum Co. (b)	692,634
136,440	Enbridge Energy Management, LLC (b)	0
67,000	Encore Acquisition Co. (b)	2,338,970
56,800	Energy Partners, Ltd. (b)	1,151,336
20,100	Giant Industries, Inc. (b)	532,851
28,700	Houston Exploration Co. (b)	1,616,097
286,900	KCS Energy, Inc. (b)	4,240,381
37,800	Penn Virginia Corp.	1,533,546
42,600	Plains Exploration & Production Co. (b)	1,107,600
89,580	Southern Union Co. (b)	2,148,128
96,200	Swift Energy Co. (b)	2,784,028
41,900	Tesoro Petroleum Corp. (b)	1,334,934
65,100	Whiting Petroleum Corp. (b)	1,969,275

		21,449,780

	Packaging — 0.16%
18,400	Grief Brothers Corp., Class – A	1,030,400

	Pharmaceuticals — 0.21%
33,622	Bone Care International, Inc. (b)	936,373
37,100	Human Genome Sciences, Inc. (b)	445,942

		1,382,315

	Poultry — 0.03%
15,700	Gold Kist, Inc. (b)	213,834

	Publishing & Printing — 0.09%
10,400	R. H. Donnelley Corp. (b)	614,120

	Real Estate Investment Trust — 1.60%
13,500	Anthracite Capital, Inc.	166,860
54,800	Ashford Hospitality Trust	595,676
55,600	Capital Trust, Inc., Class – A	1,707,476
2,600	Carramerica Realty Corporation	85,800
10,800	Digital Realty Trust, Inc.	145,476
12,400	Equity Inns Inc.	145,576
19,400	Extra Space Storage, Inc.	258,602
12,800	Gramercy Capital Corp.	263,680
80,600	Impac Mortgage Holdings, Inc.	1,827,202
33,700	MortgageIT Holdings, Inc.	604,915
33,900	New Century Financial Corp.	2,166,549
50,500	Newcastle Investment Corp.	1,604,890
3,800	Prentiss Properties Trust	145,160
1,800	RAIT Investment Trust	50,346

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Geewax, Terker & Co. (continued)
	Real Estate Investment Trust — 1.60%
16,500	Sunstone Hotel Investors, Inc.	$342,870
30,500	U-STORE-IT Trust (b)	529,175

		10,640,253

	Recreational Vehicles — 0.04%
12,500	Monaco Coach Corp.	257,125

	Rental & Leasing — 0.47%
105,137	Aaron Rents, Inc.	2,628,425
24,400	United Rentals, Inc. (b)	461,160

		3,089,585

	Resorts/Theme Parks — 0.11%
15,700	Bluegreen Corp. (b)	311,331
19,700	Vail Resorts, Inc. (b)	441,674

		753,005

	Restaurants — 0.68%
16,500	Buffalo Wild Wings, Inc. (b)	574,365
37,450	CEC Entertainment, Inc. (b)	1,496,877
27,600	CKE Restaurants Inc. (b)	400,476
65,000	Landry’s Restaurants, Inc.	1,888,900
7,700	The Steak n Shake Co. (b)	154,616

		4,515,234

	Retail — 2.37%
5,900	Aeropostale, Inc. (b)	173,637
56,300	Big 5 Sporting Goods Corp.	1,640,582
40,500	Brookstone, Inc. (b)	791,775
119,700	Cash America International, Inc.	3,558,681
8,700	Coldwater Creek, Inc. (b)	268,569
6,900	Conn’s, Inc. (b)	116,058
9,000	GameStop Corp. (b)	201,240
41,900	Guess?, Inc. (b)	525,845
25,000	Hancock Fabrics, Inc.	259,250
16,400	Haverty Furniture Cos., Inc.	303,400
26,000	Jo-Ann Stores, Inc. (b)	716,040
3,300	Movado Group, Inc.	61,545
27,800	Movie Gallery, Inc.	530,146
89,800	Pep Boys-Manny Moe & Jack, Inc.	1,532,886
20,950	School Specialty, Inc. (b)	807,832
75,400	Sonic Automotive, Inc.	1,869,920
34,800	The Finish Line, Inc., Class – A	636,840
59,900	United Auto Group, Inc.	1,772,441

		15,766,687

	Rubber & Plastics — 0.04%
4,100	Carlisle Co., Inc.	266,172

	Steel — 0.29%
56,150	Schnitzer Steel Industries, Inc.	1,905,170

	Transportation — 1.51%
11,400	Alexander & Baldwin, Inc.	483,588
126,300	Genesee & Wyoming Inc., Class – A (b)	3,552,819

Shares	Security Description	Value
	Transportation (continued)
23,800	Greenbrier Cos., Inc.	$805,630
41,010	Heartland Express, Inc.	921,495
39,500	Marten Transport, Ltd. (b)	897,835
13,135	Overnite Corp.	489,147
163,400	RailAmerica, Inc. (b)	2,132,370
4,800	SCS Transportation (b)	112,176
32,000	SkyWest, Inc.	641,920

		10,036,980

		207,169,744

	IronBridge Capital Management, LLC — 5.53%
	Aerospace/Defense — 0.14%
10,200	DRS Technologies, Inc.	435,642
39,215	Orbital Sciences Corp.	463,913

		899,555

	Apparel Manufacturers — 0.06%
9,184	Oxford Industries, Inc.	379,299

	Auto/Truck Parts & Eqipment — 0.07%
20,800	ArvinMeritor, Inc.	465,296

	Banking — 0.47%
9,520	Cathay General Bancorp, Inc.	357,000
10,074	Community Bank System, Inc.	284,591
8,100	First BanCorp Puerto Rico	514,431
4,500	First Midwest Bancorp, Inc.	163,305
14,585	Pacific Capital Bancorp	495,744
15,525	R&G Financial Corp., Class B	603,611
11,548	Texas Regional Bancshares	377,389
9,948	United Bankshares, Inc.	379,516

		3,175,587

	Chemicals — 0.26%
25,039	Agrium, Inc.	421,907
12,055	Lubrizol Corp.	444,347
26,270	Methanex Corp.	479,691
12,500	Symyx Technologies, Inc.	376,000

		1,721,945

	Coffee — 0.07%
16,540	Peets Coffee and Tea Inc.	437,814

	Computer Services — 0.30%
34,800	Adaptec, Inc.	264,132
2,700	CACI International, Inc., Class A	183,951
92,300	Cray, Inc.	430,118
22,200	LaserCard Corp.	232,878
15,719	Mercury Computer Systems, Inc.	466,540
22,845	Overland Storage Inc.	381,283

		1,958,902

	Computer Services/Software — 0.11%
3,015	Avid Technology, Inc.	186,176
27,065	MAPICS, Inc.	285,536
14,100	Sybase, Inc.	281,295

		753,007

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	IronBridge Capital Management, LLC (continued)
	E-Commerce — 0.04%
17,900	Stamps.com, Inc.	$283,536

	Electric Utility — 0.11%
13,860	Avista Corp.	244,906
121,450	Calpine Corp.	478,513

		723,419

	Electronic Components & Instruments — 0.60%
16,500	Actel Corp.	289,410
38,945	Aeroflex, Inc.	472,013
13,291	Analogic Corp.	595,305
70,600	Applied Micro Circuits Corp.	297,226
9,199	BEI Technologies, Inc.	284,065
17,300	Cubic Corp.	435,441
66,200	Kemet Corp.	592,490
22,300	OSI Systems, Inc.	506,433
17,300	Trimble Navigation, Ltd.	571,592

		4,043,975

	Energy — 0.10%
6,100	Headwaters, Inc.	173,850
9,600	Southwestern Energy Co.	486,624

		660,474

	Finance – Brokers — 0.19%
3,843	Bok Financial Corp.	187,385
10,600	Edwards (A.G), Inc.	458,026
15,805	Jefferies Group, Inc.	636,625

		1,282,036

	Financial Services — 0.06%
7,600	Doral Financial Corp.	374,300

	Footwear — 0.06%
12,245	Wolverine World Wide, Inc.	384,738

	Golf — 0.04%
20,900	Callaway Golf Co.	282,150

	Instruments-Scientific — 0.05%
8,880	Varian, Inc.	364,169

	Insurance — 0.14%
12,656	AmerUs Group Co.	573,316
8,181	Stewart Information Services Corp.	340,739

		914,055

	Lasers – Systems/Components — 0.07%
10,895	Rofin-Sinar Technologies, Inc.	462,493

	Manufactured Housing — 0.04%
15,800	Coachmen Industries, Inc.	274,288

	Media — 0.09%
43,379	Imax Corp.	357,833
9,500	Macrovision Corp.	244,340

		602,173

Shares	Security Description	Value
	Medical – Biomedical/Genetic — 0.18%
28,800	CryoLife, Inc.	$203,616
7,400	Digene Corp.	193,510
19,526	Exelixis, Inc.	185,497
26,600	Lifecell Corp.	271,852
24,400	Maxygen, Inc.	312,076

		1,166,551

	Medical – Information Systems — 0.09%
11,800	Cerner Corp.	627,406

	Medical Instruments — 0.20%
10,000	Intuitive Surgical, Inc.	400,200
12,972	Kensey Nash Corp.	447,923
4,400	Techne Corp.	171,160
27,150	Thoratec Corp.	282,903

		1,302,186

	Medical Supplies — 0.06%
7,800	Respironics, Inc.	424,008

	Metal Processors & Fabrication — 0.08%
10,200	Commercial Metals Co.	515,712

	Natural Gas Distribution — 0.07%
7,400	Energen Corp.	436,230

	Office Furnishings — 0.06%
8,539	HNI Corporation	367,604

	Oil Comp-Integrated — 0.04%
5,700	Cabot Oil & Gas Corp., Class A	252,225

	Oil-Field Services — 0.16%
15,145	Oceaneering International, Inc.	565,211
18,165	TETRA Technologies, Inc.	514,070

		1,079,281

	Optical Supplies — 0.06%
29,500	Oakley, Inc.	376,125

	Paper & Related Products — 0.12%
24,375	Longview Fibre Co.	442,163
21,200	Wausau-Mosinee Paper Corp.	378,632

		820,795

	Pharmaceuticals — 0.12%
16,267	Ligand Pharmaceuticals, Class B	189,348
34,860	Perrigo Co.	602,032

		791,380

	Real Estate Investment Trust — 0.11%
24,120	Corporate Office Properties	707,922

	Research & Development — 0.03%
4,800	SFBC International Inc.	189,600

	Retail — 0.36%
21,101	BJ’S Wholesale Club, Inc.	614,672
21,535	Claire’s Stores, Inc.	457,619
11,400	Cost Plus, Inc.	366,282
21,300	Pacific Sunwear of California, Inc.	474,138

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	IronBridge Capital Management, LLC (continued)
	Retail (continued)
15,655	The Men’s Wearhouse, Inc.	$500,334

		2,413,045

	Semiconductors — 0.11%
44,800	ANADIGICS, Inc.	168,000
15,475	Varian Semiconductor Equipment, Inc.	570,254

		738,254

	Superconductor Products and Systems — 0.08%
34,660	American Superconductor Corp.	516,087

	Telecommunications Equipment — 0.33%
16,200	Applied Signal Technology, Inc.	571,050
80,860	Arris Group, Inc.	569,254
32,875	Newport Corp.	463,538
29,500	Tekelec	602,980

		2,206,822

	Toys — 0.07%
35,490	Leapfrog Enterprises, Inc.	482,664

	Transportation — 0.13%
11,800	Alexander & Baldwin, Inc.	500,556
14,000	Knight Transportation, Inc.	347,200

		847,756

		36,704,864

	Sterling Johnston Capital Management, Inc. — 25.67%
	Aerospace/Defense — 0.49%
176,300	BE Aerospace, Inc.	2,052,132
36,550	Esterline Technologies Corp.	1,193,358

		3,245,490

	Auto Related — 0.35%
22,050	A.S.V., Inc.	1,056,195
75,200	Tenneco Automotive, Inc.	1,296,448

		2,352,643

	Beverages-Non-Alcoholic — 0.06%
11,650	Hansen Natural Corp	424,177

	Business Services — 1.13%
57,050	Macrovision Corp. (b)	1,467,326
158,150	MPS Group, Inc. (b)	1,938,919
71,050	Navigant Consulting, Inc. (b)	1,889,930
109,150	Ventiv Health, Inc. (b)	2,217,928

		7,514,103

	Casinos & Gaming — 0.41%
29,550	Aztar Corp. (b)	1,031,886
85,300	Pinnacle Entertainment, Inc. (b)	1,687,234

		2,719,120

	Chemicals — 0.19%
58,600	Olin Corp.	1,290,372

Shares	Security Description	Value
	Commercial Services — 0.18%
43,550	Coinstar, Inc.	$1,168,447

	Communications — 1.79%
86,100	Alvarion, Ltd. (b)	1,143,408
112,250	AudioCodes, Ltd. (b)	1,864,472
195,250	General Cable Corp. (b)	2,704,212
65,350	j2 Global Communications, Inc. (b)	2,254,574
583,950	Oplink Communications, Inc. (b)	1,150,382
141,550	Telesystem International Wireless, Inc. (b)	1,583,945
75,200	Ulticom, Inc. (b)	1,205,456

		11,906,449

	Computer Hardware Manufacturing — 0.54%
79,350	Creative Technology, Ltd.	1,187,870
189,000	Extreme Networks, Inc.	1,237,950
58,600	Novatel Wireless, Inc.	1,135,668

		3,561,488

	Computer Software — 1.52%
37,850	Altiris, Inc. (b)	1,341,026
111,250	Epicor Software Corp.	1,567,512
53,150	ManTech International Corp., Class A (b)	1,261,781
15,550	MicroStrategy, Inc., Class A	936,888
276,400	Opsware, Inc. (b)	2,028,775
100,350	Quest Software, Inc.	1,600,582
99,550	Wind River Systems, Inc.	1,348,903

		10,085,467

	Construction — 0.13%
23,350	NCI Building Systems, Inc. (b)	875,625

	Distribution/Wholesale — 0.18%
41,500	Central European Distribution Corp.	1,225,910

	E-Commerce — 0.56%
97,250	1-800-FLOWERS.COM, Inc.	817,873
114,350	Ariba, Inc.	1,898,210
123,450	Harris Interactive, Inc. (b)	975,255

		3,691,338

	Electronic Components & Instruments — 0.62%
99,500	Artesyn Technologies, Inc. (b)	1,124,350
133,800	ASE Test, Ltd. (b)	904,488
25,650	BEI Technologies, Inc.	792,072
61,950	Metrologic Instruments, Inc. (b)	1,316,438

		4,137,348

	Energy — 0.10%
24,100	Headwaters, Inc.	686,850

	Entertainment — 0.18%
110,700	Lions Gate Entertainment Corp. (b)	1,175,634

	Health Care — 1.48%
179,150	Illumina, Inc. (b)	1,698,342
39,650	Matria Healthcare, Inc. (b)	1,549,126

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Sterling Johnston Capital Management, Inc. (continued)
	Health Care (continued)
39,650	Molina Heathcare, Inc. (b)	$1,838,967
218,300	Orthovita, Inc. (b)	914,677
122,900	TLC Vision Corp. (b)	1,281,847
148,850	Vasogen, Inc. (b)	759,135
55,650	Wellcare Health Plans, Inc.	1,808,625

		9,850,719

	Identification Sys/Dev — 0.16%
146,500	Identix, Inc. (b)	1,081,170

	Internet Services — 1.69%
137,700	CNET Networks, Inc. (b)	1,546,371
44,350	Equinix, Inc. (b)	1,895,518
86,600	FindWhat.com (b)	1,535,418
13,750	Netease.Com, Inc.	726,413
49,250	SafeNet, Inc. (b)	1,809,445
63,550	Secure Computing Corp. (b)	634,229
61,700	Tom Online, Inc.	941,542
158,950	ValueClick, Inc. (b)	2,118,803

		11,207,739

	Lasers – Systems/Components — 0.16%
35,250	Cymer, Inc.	1,041,285

	Machinery — 0.25%
24,100	Gardner Denver, Inc.	874,589
35,200	TurboChef Technologies, Inc.	805,376

		1,679,965

	Manufacturing — 0.94%
226,350	Input/Output, Inc. (b)	2,000,934
324,100	Jacuzzi Brands, Inc. (b)	2,819,670
67,150	Wabtec Corp.	1,431,638

		6,252,242

	Medical Instruments — 0.10%
65,100	Occulogix, Inc.	669,228

	Medical Systems — 0.62%
30,100	American Medical Systems Holdings, Inc. (b)	1,258,481
27,750	Intuitive Surgical, Inc.	1,110,555
36,800	Laserscope (b)	1,321,488
58,350	Palomar Medical Technologies, Inc. (b)	1,521,185

		5,211,709

	Metals — 2.02%
171,650	AK Steel Holding Corp. (b)	2,483,775
25,400	Carpenter Technology Corp.	1,484,884
50,050	Commercial Metals Co.	2,530,527
307,050	Eldorado Gold Corp. (b)	905,798
83,250	Metals USA, Inc. (b)	1,544,288
65,350	NS Group, Inc. (b)	1,816,730
51,600	Schnitzer Steel Industries, Inc.	1,750,788
23,850	Steel Dynamics, Inc.	903,438

		13,420,228

Shares	Security Description	Value
	Oil & Gas — 3.18%
89,700	Callon Petroleum Co. (b)	$1,297,062
162,850	Grey Wolf, Inc. (b)	858,220
19,950	Hydril (b)	907,925
358,350	Meridian Resource Corp. (b)	2,168,018
80,400	Oceaneering International, Inc. (b)	3,000,527
54,700	Oil States International, Inc. (b)	1,055,163
29,300	Southwestern Energy Co. (b)	1,485,217
181,500	Superior Energy Services, Inc. (b)	2,796,914
127,050	Todco, Class A	2,340,261
92,050	Whiting Petroleum Corp. (b)	2,784,512
102,950	Willbros Group, Inc. (b)	2,372,998

		21,066,817

	Oil Comp-Integrated — 0.40%
49,000	Mcmoran Exploration Co.	916,300
84,000	Range Resources Corp.	1,718,640

		2,634,940

	Optical Supplies — 0.28%
45,400	Advanced Medical Optics	1,867,756

	Pharmaceuticals — 2.95%
79,850	AEterna Zentaris, Inc. (b)	499,861
124,200	Array BioPharma, Inc. (b)	1,182,384
51,850	Bone Care International, Inc. (b)	1,444,023
188,000	Cell Therapeutics, Inc. (b)	1,530,320
117,200	Cubist Pharmaceuticals, Inc. (b)	1,386,476
37,100	CV Therapeutics, Inc. (b)	853,300
172,150	Encysive Pharmaceuticals, Inc. (b)	1,709,450
246,350	Genaera Corp. (b)	842,517
108,650	HealthExtras, Inc. (b)	1,770,994
99,300	Nektar Therapeutics (b)	2,009,831
47,700	Nitromed, Inc.	1,271,205
43,200	Santarus, Inc. (b)	391,392
38,100	SFBC International, Inc. (b)	1,504,950
92,300	Telik, Inc. (b)	1,766,622
29,800	United Therapeutics Corp. (b)	1,345,470

		19,508,795

	Resorts/Theme Parks — 0.06%
28,250	Sunterra Corp.	396,630

	Retail — 1.13%
61,950	Aeropostale, Inc. (b)	1,823,189
39,950	Cash America International, Inc.	1,187,714
30,350	Coldwater Creek, Inc. (b)	936,905
89,450	MarineMax, Inc. (b)	2,662,031
36,100	Too, Inc. (b)	883,006

		7,492,845

	Telecommunications Equipment — 0.48%
159,450	ECI Telecom, Ltd.	1,302,547
326,950	Sonus Networks, Inc. (b)	1,873,424

		3,175,971

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares or Principal Amount	Security Description	Value
	Common Stocks (continued)
	Sterling Johnston Capital Management, Inc. (continued)
	Transportation — 1.34%
24,900	Forward Air Corp.	$1,113,030
45,400	Golar LNG, Ltd. (b)	676,006
57,450	Old Dominion Freight Line, Inc. (b)	1,999,260
98,800	OMI Corp.	1,664,780
53,400	Overnite Corp.	1,988,616
38,400	USF Corp	1,457,280

		8,898,972

		171,517,472

	Total Common Stocks (cost $494,767,113)	652,361,276

	Mutual Funds — 0.65%
	Geewax, Terker & Co. — 0.65%
	Mutual Fund — 0.65%
22,175	iShares Russell 2000 Value Index Fund	4,273,123
500	iShares S&P SmallCap 600/BARRA Value Index Fund	60,900

		4,334,023

	Total Mutual Funds (cost $3,451,327)	4,334,023

	Time Deposit — 1.66%
	Frontier Capital Management Co. — 0.61%
	Time Deposit — 0.61%
$4,053,638	Bankers Trust Co., Repurchase Agreement, dated 12/31/04, due 01/03/05 at 1.10% with a maturity value of $4,054,010 (Collateralized by U.S. Treasury Note, 13.25%, 5/15/04, with a market value of $4,092,619	4,053,639

Shares or Principal Amount	Security Description	Value
	IronBridge Capital Management, LLC — 0.49%
	Time Deposit — 0.49%
$3,265,317	Eurodollar time Deposit, 1.00%, 1/03/05	$3,265,317

	Sterling Johnston Capital Management, Inc. — 0.56%
	Time Deposit — 0.56%
3,714,439	Eurodollar time Deposit, 1.00%, 1/03/05	3,714,439

	Total Time Deposit (cost $11,033,395)	11,033,395

	Total Investments (cost $509,748,652) (a) — 100.57%	667,728,694

	Liabilities in excess of other assets — (0.57)%	(3,786,003)

	Net Assets — 100.00%	$663,942,691

Percentages indicated are based on net assets of $663,942,691.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of gains recognized for federal reporting in excess of federal income tax reporting of approximately $3,023,333. Cost for federal Income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$174,775,046
Unrealized depreciation	(16,795,004)

Net unrealized appreciation	$157,980,042

(b)	Non-income producing securities.

ADR — American Depository Receipt

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks — 97.88%
	Artisan Partners LP — 34.41%
	Austria — 0.07%
12,000	Erste Bank der oesterreichischen Sparkassen AG (Banking)	$639,848

	Belgium — 0.57%
139,700	Interbrew (Brewery)	5,409,454

	Brazil (0.41%)
43,900	Companhia de Bebidas das Americas – ADR (Beverages)	1,243,687
392,067	Telesp Celular Participacoes SA (Telecommunications Services) (b)	2,666,056

		3,909,743

	Canada — 1.02%
90,667	Corus Entertainment, Inc. – B Shares (Multimedia)	1,889,526
103,600	EnCana Corp. (Oil & Gas)	5,907,169
575,000	Nortel Networks Corp. – ADR (Telecommunications Equipment) (b)	2,006,750

		9,803,445

	Denmark — 0.26%
45,150	Novo-Nordisk A/S, Class – B (Pharmaceuticals)	2,462,757

	France — 2.28%
39,100	Carrefour SA (Food-Retail)	1,858,848
136,200	France Telecom SA (Telecommunications)	4,501,502
216,691	JC Decaux SA (Advertising) (b)(c)	6,315,070
15,900	LVMH Moet Hennessy Louis Vuitton SA (Luxury Goods)	1,215,610
44,300	M6 Metropole Television (Media)	1,256,183
128,548	PagesJaunes SA (Media) (b)	3,113,197
2,100	Sanofi-Aventis (Pharmaceuticals)	167,533
87,400	Suez SA (Water)	2,326,556
33,800	Vivendi Universal SA (Multimedia) (b)(c)	1,077,216

		21,831,715

	Germany — 1.70%
24,240	Allianz AG (Financial Services)	3,195,056
105,600	Bayerische Hypo– und Vereinsbank AG (Banking) (b)	2,396,972
53,800	Commerzbank AG (Banking) (b)	1,107,314
66,440	Linde AG (Manufacturing)	4,138,471
14,800	Merck KGaA (Pharmaceuticals)	1,010,026
214,200	ProSiebenSat.1 Media AG – Preferred (Media)	3,871,032
7,200	Schering AG (Pharmaceuticals)	537,082

		16,255,953

Shares	Security Description	Value
	Hong Kong — 1.68%
225,900	Cheung Kong (Holdings), Ltd. (Real Estate)	$2,252,432
1,798,300	China Mobile (Hong Kong), Ltd. (Cellular Telecommunications Services)	6,096,442
566,600	Citic Pacific, Ltd. (Conglomerate)	1,611,026
47,700	Hang Lung Group, Ltd. (Real Estate)	93,895
720,000	Hang Lung Properties, Ltd. (Real Estate) (c)	1,111,597
96,100	Henderson Land Development Co., Ltd. (Real Estate)	499,503
711,100	Hong Kong & China Gas Co., Ltd. (Oil & Gas)	1,468,383
70,800	Hutchison Whampoa, Ltd. (Diversified Operations)	662,674
230,600	Sun Hung Kai Properties, Ltd. (Real Estate)	2,306,712

		16,102,664

	Italy — 2.25%
132,600	Assicurazioni Generali SpA (Insurance)	4,492,263
841,700	Banca Intesa SpA (Banking)	4,042,627
440,000	Enel SpA (Electrical & Electronics)	4,316,125
159,100	ENI SpA (Oil & Gas)	3,976,151
31,900	Mediobanca SpA (Financial Services)	515,472
306,989	Saipem SpA (Oil & Gas)	3,686,117
1,100,100	Seat Pagine Gialle SpA (Multimedia)	505,982

		21,534,737

	Japan — 6.83%
23,600	AEON Co., Ltd. (Retail)	394,005
28,900	Canon, Inc. (Business Equipment)	1,560,332
182,100	Credit Saison Co., Ltd. (Banking)	6,631,516
505	East Japan Railway Co. (Transportation)	2,810,349
782	Fuji Television Network, Inc. (Television)	1,694,938
130,900	Honda Motor Co., Ltd. (Automobiles)	6,786,223
481,000	Japan Airlines System Corp. (Airlines) (b)	1,394,747
10,000	KEYENCE Corp. (Electronics)	2,241,640
955	Mizuho Financial Group, Inc. (Financial Services)	4,811,130
928,500	Nikko Cordial Corp. (Financial Services)	4,922,387
5,950	Nippon Broadcasting System, Inc. (Radio)	293,361
170,400	Nomura Holdings, Inc. (Financial Services)	2,485,503

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Artisan Partners LP (continued)
	Japan (continued)
62,300	Olympus Optical Co., Ltd. (Electronics)	$1,329,026
40,200	ORIX Corp. (Financial Services)	5,463,354
69,309	Promise Co., Ltd. (Diversified Financial Services)	4,953,301
2,000	Sankyo Co. Ltd, Gunma (Leisure/Recreational Products)	101,147
83,132	Sega Sammy Holdings, Inc. (Leisure/Recreational Products) (b)	4,569,521
17,000	Seven-Eleven Japan Co., Ltd. (Retail)	536,100
23,400	SMC Corp. (Machinery)	2,679,834
464,000	The Bank of Yokohama, Ltd. (Banking)	2,926,473
25,100	The Fuji Fire & Marine Insurance Co., Ltd. (Insurance)	81,849
459,300	The Sumitomo Trust & Banking Co., Ltd. (Financial Services)	3,322,834
65,800	Tokyo Broadcasting System, Inc. (Media)	1,073,486
432,000	Tokyu Corp. (Transportation)	2,336,617

		65,399,673

	Luxembourg — 0.17%
22,425	RTL Group (Multimedia)	1,673,394

	Mexico — 0.90%
91,000	Grupo Televisa SA – ADR (Multimedia)	5,505,500
889,400	Walmart DE Mexico SA (Retail)	3,057,674

		8,563,174

	Netherlands — 1.62%
280,500	ASML Holding NV (Semiconductors) (b)	4,494,546
42,000	ASML Holding NV – New York Shares – ADR(Semiconductors) (b)	668,220
373,545	Fortis AG (Banking)	10,323,739

		15,486,505

	Norway — 0.37%
386,600	Telenor ASA (Telecommunications)	3,503,543

	Russia — 0.57%
29,100	Lukoil – ADR (Oil & Gas)	3,532,740
14,619	OAO Gazprom – ADR (Oil & Gas)	515,320
47,000	Sibneft – ADR (Oil & Gas) (b)	1,410,000

		5,458,060

	Singapore — 0.77%
313,050	DBS Group Holdings, Ltd. (Banking)	3,088,110
271,400	Singapore Airlines, Ltd. (Airlines)	1,895,693

Shares	Security Description	Value
	Singapore (continued)
1,628,630	Singapore Telecommunications Ltd.	$2,374,940

		7,358,743

	South Korea — 0.19%
46,690	Kookmin Bank (Financial Services),	1,827,353

	Spain — 2.49%
103,585	Altadis SA (Tobacco)	4,736,198
236,089	Banco Bilbao Vizcaya Argentaria SA (Banking)	4,180,125
223,400	Banco Santander Central Hispano SA (Banking)	2,767,305
82,900	Industria de Diseno Textil SA (Apparel)	2,440,716
232,400	Promotora de Informaciones SA (Prisa) (Media)	4,925,159
254,430	Telefonica SA (Telecommunication Services)	4,784,478

		23,833,981

	Sweden — 1.06%
11,250	Hennes & Mauritz AB, Class – B (Retail)	392,024
1,917,800	Telefonaktiebolaget LM Ericsson (Telecommunications Equipment) (b)	6,119,963
114,500	Telefonaktiebolaget LM Ericsson – ADR (Telecommunications) (b)	3,605,605

		10,117,592

	Switzerland — 4.01%
371,240	Clariant AG (Chemicals)	5,977,234
160,100	Credit Suisse Group (Banking)	6,714,732
7,410	Julius Baer Holding Ltd. AG, Class – B (Banking)	2,225,211
27,085	Nestle SA, Class – B (Food)	7,070,095
40,500	Roche Holding AG – Genusschein (Pharmaceuticals)	4,651,619
2,315	Serono SA (Pharmaceuticals)	1,521,396
122,310	UBS AG – Registered (Banking)	10,232,744

		38,393,031

	Taiwan — 0.33%
150,200	Chunghwa Telecom Co., Ltd. – ADR (Telecommunications)	3,161,710

	Thailand — 0.05%
166,500	Advanced Information Service Public Co., Ltd. (Telecommunications)	445,313

	United Kingdom — 4.81%
182,597	Allied Domecq PLC (Beverages)	1,797,070
8,700	AstraZeneca PLC (Pharmaceuticals)	315,286
640,301	British Sky Broadcasting Group PLC (Television)	6,903,581

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Artisan Partners LP (continued)
	United Kingdom (continued)
16,638	Carnival PLC (Cruise Lines)	$1,014,399
561,844	Compass Group PLC (Food – Services)	2,654,275
205,600	HSBC Holdings PLC (Banking)	3,518,102
3,635,437	ITV PLC (Television)	7,340,619
1,490,237	Kingfisher PLC (Retail)	8,855,653
187,100	Pearson PLC (Media)	2,255,968
11,600	Rio Tinto PLC (Metals – Diversified)	341,157
1,431,200	Tesco PLC (Food – Retail)	8,834,314
553,987	William Morrison Supermarkets PLC (Food – Retail)	2,200,006

		46,030,430

		329,202,818

	Capital Guardian Trust Co. — 63.47%
	Australia — 1.93%
195,100	Amcor Ltd. (Packaging)	1,121,966
144,199	ANZ Group, Ltd. (Banking)	2,323,025
20	BHP Billiton, Ltd. (Mining)	240
132,100	Brambles Industries, Ltd. (Commerical Services)	718,328
213,639	Foster’s Brewing Group, Ltd. (Brewery)	967,819
307,000	Insurance Australia Group, Ltd. (Insurance)	1,544,488
65,100	National Australia Banking Group, Ltd. (Banking)	1,467,946
380,700	Promina Group, Ltd. (Insurance)	1,608,466
177,922	QBE Insurance Group, Ltd. (Insurance)	2,136,846
214,114	Rinker Group, Ltd. (Construction)	1,784,144
40,300	Wesfarmers, Ltd. (Conglomerate)	1,254,941
285,084	WMC Resources, Ltd. (Mining)	1,610,442
163,000	Woolworths, Ltd. (Retail)	1,914,271

		18,452,922

	Austria — 0.06%
29,088	Telekom Austria AG (Telecommunications)	550,543

	Belgium — 0.15%
29,000	UCB SA (Pharmaceuticals)	1,471,542

	Brazil — 0.28%
21,000	Companhia Vale do Rio Doce – ADR (Metals – Diversified)	609,210
84,000	Companhia Vale do Rio Doce – SP ADR (Metals – Diversified)	2,047,920

		2,657,130

	Canada — 2.74%
140,000	Abitibi-Consolidated, Inc. (Paper & Related Products)	963,988

Shares	Security Description	Value
	Canada (continued)
110,300	Alcan Aluminium, Ltd. (Building Materials)	$5,406,502
58,500	Cameco Corp. (Metals & Mining)	2,045,744
49,400	Great-West Lifeco, Inc. (Insurance)	1,099,517
70,500	Inco, Ltd. (Metals & Mining) (b)	2,592,990
26,900	Manulife Financial Corp. (Insurance)	1,242,297
30,000	Potash Corp. of Saskatchewan, Inc. (Agriculture)	2,494,582
35,200	Suncor Energy, Inc. (Oil & Gas)	1,244,148
71,800	Telus Corp. (Telecommunications Services)	2,079,303
48,800	Telus Corp. (Telecommunications Services)	1,473,438
157,200	Thomson Corp. (Publishing & Printing)	5,539,216

		26,181,725

	Denmark — 0.41%
53,800	Novo Nordisk A/S Pharmaceutical)	2,934,581
23,800	TDC A/S, Class – BReg (Telecommunications)	1,006,212

		3,940,793

	Finland — 0.40%
183,200	Nokia Oyj (Telecommunications Equipment)	2,888,249
41,900	UPM-Kymmene (Paper Products)	930,037

		3,818,286

	France — 6.98%
46,200	Accor SA (Hotels)	2,018,997
139,900	BNP Paribas SA (Banking)	10,116,912
163,700	Bouygues SA (Wireless Telecommunications Services)	7,551,455
24,000	Carrefour SA (Food – Retail)	1,140,981
19,900	Compagnie Generale des Michelin, Class – B Reg (Tire & Rubber)	1,274,108
23,900	Dassault Systems SA (Computer Software)	1,203,026
27,600	Essilor International SA (Optical Supplies)	2,158,795
11,600	France Telecom SA (Telecommunications)	383,388
46,560	Groupe Danone (Food Products & Services)	4,292,452
24,200	L’Air Liquide SA (Chemicals)	4,465,369
29,700	L’Oreal SA (Cosmetics & Toiletries)	2,250,519
28,700	Renault SA (Automobiles)	2,396,696
239,000	Sanofi-Aventis (Pharmaceuticals)	19,066,820
5,417	Sanofi-Aventis (DE)	432,155
48,700	Schneider Electric SA (Hand/Machine Tools)	3,383,000

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Capital Guardian Trust Co. (continued)
	France (continued)
19,500	Societe Generale (Banking)	$1,969,710
83,900	Vivendi Universal SA (Multimedia) (b)	2,673,918

		66,778,301

	Germany — 3.44%
36,500	Allianz AG Holdings (Insurance)	4,811,037
108,100	Bayerische Hypo– und Vereinsbank AG (Banking) (b)	2,453,718
28,200	Bayerische Motoren Werke AG (Automobiles)	1,268,340
142,600	DaimlerChrysler AG (Automobiles)	6,819,958
22,900	Deutsche Bank AG (Banking)	2,028,858
36,738	Deutsche Boerse AG (Financial Services)	2,205,626
32,000	E.ON AG (Utilities)	2,916,709
108,000	Infineon Technologies AG (Semiconductors) (b)	1,159,053
12,600	Infineon Technologies AG – ADR (Semiconductors) (b)	137,340
18,100	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	2,217,284
4,100	SAP AG (Software)	181,261
11,000	SAP AG (Software)	1,958,076
52,800	Siemens AG (Industrial Conglomerates)	4,467,279
10,700	TUI AG (Travel Services)	253,327

		32,877,866

	Hong Kong — 0.91%
116,000	Cheung Kong Holdings (Real Estate)	1,156,627
194,700	Esprit Holdings, Ltd. (Distribution)	1,177,328
510,000	Hang Lung Properties, Ltd. (Real Estate)	787,381
80,600	Hang Seng Bank (Banking)	1,119,934
1,006,000	Johnson Electric Holdings, Ltd. (Electronics)	977,189
1,520,000	Li & Fung, Ltd. (Distributors)	2,561,820
107,200	Swire Pacific, Ltd. (Diversified Financial Services)	896,483

		8,676,762

	India — 0.04%
5,200	Infosys Technologies, Ltd. – ADR (Applications Software)	360,412

	Ireland — 0.39%
89,400	CRH PLC (Construction)	2,389,499
49,800	Elan Corp. PLC – ADR (Pharmaceuticals) (b)	1,357,050

		3,746,549

Shares	Security Description	Value
	Italy — 0.62%
340,500	Credito Italiano (Financial – Banking)	$1,954,162
160,300	ENI SpA (Oil & Gas)	4,006,141

		5,960,303

	Japan — 14.67%
21,900	Advantest Corp. (Electrical & Electronics)	1,879,434
190,000	AEON Co., Ltd. (Retail)	3,172,077
10,730	AIFUL Corp. (Diversified Financial Services)	1,180,640
17,000	Bridgestone Corp. (Automobile Tires),	338,589
39,200	Canon, Inc. (Business Equipment)	2,116,436
32,200	Chubu Electric Power Co., Inc. (Electrical & Electronics)	773,366
21,700	Daito Trust Construction Co., Ltd. (Real Estate)	1,031,770
107,000	Daiwa House Industries Co., Ltd. (Manufacturing/Housing)	1,217,037
195	East Japan Railway Co. (Transportation)	1,085,184
58,100	Fanuc, Ltd. (Electronic Components)	3,800,537
17,900	Hirose Electric Co., Ltd. (Electrical & Electronics)	2,093,649
20,800	Honda Motor Co., Ltd. (Automobiles)	1,078,330
13,800	Hoya Corp. (Electrical Components)	1,558,858
141,000	Japan Airlines System Corp. (Airlines) (b)	408,855
126,700	Kansai Electric Power Co. (Electrical & Electronics)	2,572,966
4,700	KEYENCE Corp. (Electrical & Electronics)	1,053,571
192,000	Konica Minolta Holdings, Inc. (Business Equipment)	2,549,378
347	Millea Holdings, Inc. (Insurance)	5,149,524
226,600	Mitsubishi Corp. (Distribution/Wholesale)	2,929,152
562,000	Mitsubishi Estate Co., Ltd. (Real Estate)	6,584,330
232,000	Mitsubishi Heavy Industries, Ltd. (Manufacturing – Diversified)	659,136
441	Mitsubishi Tokyo Financial Group, Inc. (Financial Services)	4,477,813
136,000	Mitsui & Co., Ltd. (Import/Export)	1,220,249
123,000	Mitsui Fudosan Co., Ltd. (Real Estate)	1,495,094
310,730	Mitsui Sumitomo Insurance Co., Ltd. (Insurance)	2,700,021
195	Mizuho Financial Group, Inc. (Banking)	982,377

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Japan (continued)
25,000	Murata Manufacturing Co., Ltd. (Electrical & Electronics)	$1,398,584
231,000	NEC Corp. (Electrical & Electronics)	1,436,632
13,800	NEC Electronics Corp. (Electrical & Electronics)	673,664
16,300	Nidec Corp. (Electrical Components)	1,987,669
241,000	Nikko Cordial Corp. (Financial Services)	1,277,647
123,000	Nikon Corp. (Semiconductors)	1,520,312
17,900	Nintendo Co., Ltd. (Toys)	2,249,187
18,000	Nippon Electric Glass Co., Ltd. (Electrical & Electronics)	460,434
415	Nippon Telegraph & Telephone Corp. (NTT) (Telecommunications)	1,863,803
590,000	Nissan Motor Co., Ltd. (Automobiles)	6,416,988
25,800	Nitto Denko Corp. (Chemical)	1,415,631
55,000	Nomura Securities Co., Ltd. (Diversified Financial Services)	802,246
65,800	Omron Corp. (Electronic Components)	1,570,720
7,500	ORIX Corp. (Diversified Financial Services)	1,019,282
47,000	Ricoh Co., Ltd. (Electrical & Electronics)	907,191
16,500	Rohm Co. (Semiconductors)	1,707,591
182,300	Sankyo Pharmaceutical (Pharmaceuticals)	4,120,327
287,000	Sekisui House (Manufacturing/Housing)	3,345,648
14,100	Shimamura Co., Ltd. (Retail Apparel)	1,029,710
146,000	Shionogi & Co., Ltd. (Pharmaceuticals)	2,019,839
22,500	SMC Corp. (Manufacturing)	2,576,763
29,700	Softbank Corp. (Software)	1,446,942
169,200	Sompo Japan Insurance, Inc. (Insurance)	1,724,626
445,000	Sumitomo Chemical Co., Ltd. (Chemicals)	2,181,011
108,000	Sumitomo Corp. (Import/Export)	932,116
57,000	Sumitomo Forestry Co., Ltd. (Forestry)	572,643
697	Sumitomo Mitsui Financial Group, Inc. (Banking)	5,069,710
159,000	Suzuki Motor Corp. (Automobiles)	2,906,009
62,800	Takeda Pharmaceuticals Co., Ltd. (Pharmaceuticals)	3,163,759
13,500	TDK Corp. (Electrical & Electronics)	1,000,391
71,900	Tokyo Electron, Ltd. (Semiconductors)	4,429,475
371,000	Tokyo Gas Co., Ltd. (Oil & Gas)	1,521,308

Shares	Security Description	Value
	Japan (continued)
110,500	Toyota Motor Corp. (Auto Related)	$4,498,755
1,409	UFJ Holdings, Inc. (Banking)	8,542,728
23,800	Uni-Charm Corp. (Cosmetics & Toiletries)	1,140,913
258	Yahoo Japan Corp. (Internet Service Provider) (b)	1,239,307
37,400	Yamada Denki Co., Ltd. (Retail – Consumer Electron)	1,602,988
33,000	Yamanouchi Pharmaceutical Co., Ltd. (Pharmaceuticals)	1,285,526
217,500	Yamato Transport Co., Ltd. (Transport – Services)	3,227,728

		140,394,176

	Luxembourg — 0.11%
81,500	SES Global—FDR (Telecommunications Services)	1,050,471

	Mexico — 0.31%
31,600	America Movil SA de CV, Series L – ADR (Telecommunications Services)	1,654,260
33,200	Telefonos de Mexico SA de CV – ADR (Telecommunications Services)	1,272,224

		2,926,484

	Netherlands — 6.38%
333,303	ABN Amro Holding NV (Diversified Financial Services)	8,813,616
333,587	Aegon NV (Insurance)	4,539,553
29,600	Reed Elsevier NV (Publishing & Printing)	402,806
75,000	Heineken Holding NV, Class – A (Brewery)	2,264,093
152,258	Heineken NV (Brewery)	5,067,348
174,638	ING Groep NV (Diversified Financial Services)	5,274,326
39,300	Koninklijke (Royal) Philips Electronics	1,040,286
	NV (Household Durables)
23,400	Koninklijke Numico NV (Food)	842,279
918,100	KPNQwest NV (Telecommunications Services)	8,707,033
267,400	Royal Dutch Petroleum Co. (Oil & Gas)	15,364,481
17,000	Royal Dutch Petroleum Co., New York Shares – ADR (Oil & Gas)	975,460
106,100	STMicroelectronics N.V. (Semiconductors)	2,065,715
68,000	TPG NV (Transport – Services)	1,843,348
26,100	Unilever NV (Consumer Goods)	1,746,846
70,231	VNU NV (Printing & Publishing)	2,070,578

		61,017,768

	Norway — 0.54%
198,200	DNB NOR ASA (Financial Services)	1,951,302

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Norway (continued)
16,100	Norsk Hydro ASA (Oil & Gas)	$1,265,398
125,900	Statoil ASA (Oil & Gas)	1,970,753

		5,187,453

	Russia — 0.01%
40,100	YUKOS – ADR (Oil& Gas)	104,260

	Singapore — 0.68%
3,380,150	Singapore Telecommunications, Ltd. (Telecommunications)	4,929,083
127,360	United Overseas Bank, Ltd. (Banking)	1,076,875
51,000	Venture Corp., Ltd. (Computers)	496,845

		6,502,803

	South Africa — 0.04%
15,800	Sasol, Ltd. (Oi l& Gas)	337,470

	South Korea — 0.82%
12,820	Samsung Electronics (Electronics)	5,581,185

10,340	Samsung Electronics – GDR (Electronics)	2,264,460

		7,845,645

	Spain — 2.74%
433,000	Banco Bilbao Vizcaya Argentaria SA (Banking)	7,666,576
240,700	Banco Santander Central Hispano SA (Banking)	2,981,604
55,500	Iberdrola SA (Utilities)	1,408,113
137,400	Industria de Diseno Textil SA (Apparel)	4,045,289
50,300	Repsol YPF, SA (Oil & Gas)	1,307,575
469,749	Telefonica SA (Telecommunications Services)	8,833,486

		26,242,643

	Sweden — 0.71%
84,800	Assa Abloy AB, Class – B (Metal Products)	1,448,776
900	ForeningsSparbanken AB (Banking)	22,421
31,800	Scania AB, Class – B (Automotive)	1,258,904
946,000	LWB Ericsson (Telecommunications Equipment) (b)	3,018,815
33,500	CL BADR LM Ericsson – (Telecommunications Equipment) (b)	1,054,915

		6,803,831

	Switzerland — 6.66%
113,830	Credit Suisse Group (Diversified Financial Services)	4,774,128

Shares	Security Description	Value
	Switzerland (continued)
116,577	Holcim, Ltd., Class – B (Building Products)	$7,006,690
32,813	Nestle SA (Food)	8,565,296
251,777	Novartis AG (Pharmaceuticals)	12,658,438
238,551	Richemont AG INH A Units (Retail – Specialty)	7,922,397
10,428	Roche Holding AG (Pharmaceuticals)	1,197,706
2,065	Serono SA, Class – B (Medical)	1,357,098
91,756	Swiss Re (Diversified Financial Services)	6,529,272
19,340	Swisscom AG (Telecommunications Services)	7,602,281
17,974	Syngenta AG (Chemicals)	1,905,115
7,940	Synthes, Inc. (Medical Products) (b)	888,260
40,003	UBS AG-Registered (Banking)	3,346,746

		63,753,427

	Taiwan — 0.35%
394,647	Taiwan Semiconductor Manufacturing Co., Ltd. – ADR (Semiconductors)	3,350,553

	United Kingdom — 10.98%
22,540	Adecco SA (Human Resources)	1,132,241
47,300	Anglo American PLC (Mining)	1,117,959
519,300	ARM Holdings PLC (Semiconductor Equipment)	1,100,866
64,400	Associated British Foods PLC (Food)	964,301
20,551	AstraZeneca PLC (Pharmaceuticals)	744,764
302,100	AstraZeneca PLC (Pharmaceuticals)	10,981,900
505,200	BG Group PLC (Oil & Gas)	3,430,999
130,888	Billiton PLC (Metals & Mining)	1,532,990
101,691	Brambles Industries PLC (Diversified Operations)	507,723
86,835	British Aerospace PLC (Aerospace/Defense)	383,990
379,710	Centrica PLC (Gas-Distribution)	1,720,988
307,500	Diageo PLC (Wine & Spirits)	4,383,165
386,700	HBOS PLC (Diversified Financial Services)	6,291,063
301,100	HSBC Holdings PLC (Banking)	5,077,542
134,800	Lloyds TSB Group PLC (Financial)	1,223,221
351,400	National Grid Group PLC (Electrical Utilities)	3,343,777
414,600	Pearson PLC (Printing & Publishing)	4,999,062
39,300	Reckitt Benckiser (Household Products)	1,186,728
446,300	Reed Elsevier PLC (Publishing)	4,114,094
81,100	Rio Tinto PLC (Mining)	2,385,157
267,000	Royal Bank of Scotland Group PLC (Banking)	8,974,274
375,600	Shell Transport & Trading Co. PLC (Oil & Gas)	3,199,355

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares or Principal Amount		Security Description	Value
		Common/Preferred Stocks (continued)
		Capital Guardian Trust Co. (continued)
		United Kingdom (continued)
102,800		Smiths Group PLC (Manufacturing – Diversified)	$1,621,134
182,700		Standard Chartered PLC (Banking)	3,394,627
419,500		Unilever PLC (Consumer Goods)	4,116,532
8,884,116		Vodafone (Telecommunications Services)	24,074,464
64,300		Wolseley PLC (Distribution/Wholesale)	1,200,883
107,500		Xstrata PLC (Minerals)	1,922,110

			105,125,909

		United States — 0.12%
60,764		News Corp. (Multimedia)	1,131,510

			607,247,537

		Total Common/Preferred Stocks (cost $737,853,106)	936,450,355

		Convertible Bonds — 0.54%
		Capital Guardian Trust Co. — 0.54%
		Japan — 0.46%
111,000,000	*	Sumitomo Mitsui Financial Group, Inc., 2.25%, 7/11/05 (Banking)	2,582,525
78,000,000	*	Sumitomo Mitsui Financial Group, Inc., 2.25%, 7/11/05 (Banking)	1,814,747

			4,397,272

		Switzerland — 0.08%
605,000	**	Credit Suisse Group Financial, 6.00%, 12/23/05 (Financial Services)	724,068

		Total Convertible Bonds (cost $2,248,260)	5,121,340

		Short-Term Investments — 1.51%
		Artisan Partners LP — 0.47%
		Time Deposit — 0.47%
$4,516,980		Eurodollar Time Deposit, 1.00%, 1/3/05	4,516,980

Shares or Principal Amount	Security Description	Value
	Capital Guardian Trust Co. — 1.04%
	Time Deposit — 1.04%
$9,926,551	Eurodollar Time Deposit, 1.00%, 1/3/05	$9,926,551

	Total Short-Term Investments (cost $14,443,531)	14,443,531

	Total Investments (cost $754,544,897) (a) — 99.93%	956,015,226
	Other assets in excess of liabilities — 0.07%	640,642

	Net Assets — 100.00%	$956,655,868

Percentages	indicated are based on net assets of $956,655,868.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of gains recognized for federal reporting in excess of federal income tax reporting of approximately $12,114,959. Cost for federal Income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$213,656,631
Unrealized depreciation	(12,186,302)

Net unrealized appreciation	$201,470,329

(b)	Represents non-income producing securities.

(c)	Represents restricted securities purchased in reliance on an exemption from registration under the Securities Act of 1933, as amended (the “Act”). These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers per Rule 144A under the Act. The Advisor using procedures approved by the Board of Trustees has deemed these securities to be liquid.

*	Principal amount is denominated in Japanese Yen.

**	Principal amount is denominated in Swiss Franc.

ADR — American Depository Receipt

FDR — Fiduciary Depository Receipt

GDR — Global Depository Receipt

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Foreign Currency Contracts

Contract Amount (Local Currency)	Currency	Trade Date	Settlement Date	Value on Trade Date	Value on 12/31/2004	Unrealized Gain/(loss)
	Currencies Purchased
4,700	British Pound	12/29/2004	1/4/2005	$9,003	$9,014	$10
1,994,163	British Pound	12/27/2004	6/30/2005	$3,820,967	$3,789,743	$(31,224)
1,181,138	British Pound	12/27/2004	6/30/2005	$2,263,151	$2,244,657	$(18,494)
39,918	Canadian Dollar	12/31/2004	1/5/2005	$33,193	$33,276	$83
1,544,391	Hong Kong Dollar	12/29/2004	1/3/2005	$198,564	$198,731	$167
1,291,091	Hong Kong Dollar	12/30/2004	1/4/2005	$166,031	$166,146	$115
48,865,283	Japanese Yen	12/28/2004	1/5/2005	$474,365	$477,242	$2,877
4,673,083	Japanese Yen	12/29/2004	1/5/2005	$45,006	$45,643	$638
41,145,916	Japanese Yen	12/30/2004	1/6/2005	$399,735	$401,918	$2,183

	Total Currency Purchased			$7,410,015	$7,366,370	$(43,645)

	Currencies Sold
28,354	British Pound	12/29/2004	1/4/2005	$54,293	$54,397	$(104)
26,926	British Pound	12/30/2004	1/5/2005	$51,821	$51,653	$167
416,010	Canadian Dollar	12/29/2004	1/4/2005	$343,288	$346,802	$(3,514)
129,856	Canadian Dollar	12/30/2004	1/5/2005	$107,773	$108,254	$(481)
82,219	Canadian Dollar	12/31/2004	1/6/2005	$68,456	$68,542	$(86)
22,295	Euro	12/28/2004	1/3/2005	$30,348	$30,251	$98
35,334	Euro	12/29/2004	1/3/2005	$48,026	$47,942	$84
83,832	Euro	12/30/2004	1/5/2005	$114,389	$113,749	$640
31,006	Euro	12/30/2004	1/4/2005	$42,308	$42,071	$237
60,381	Euro	12/31/2004	1/5/2005	$82,142	$81,929	$213
1,532,658	Euro	12/23/2004	6/27/2005	$2,076,000	$2,085,570	$(9,570)
1,654,626	Euro	12/27/2004	6/30/2005	$2,263,151	$2,251,805	$11,346
362,877,200	Japanese Yen	10/12/2004	1/24/2005	$3,325,000	$3,548,753	$(223,753)
199,056,628	Japanese Yen	11/29/2004	3/1/2005	$1,951,000	$1,951,600	$(600)
3,452,155	Japanese Yen	12/28/2004	1/4/2005	$33,512	$33,704	$(192)
1,831,601	Japanese Yen	12/29/2004	1/5/2005	$17,621	$17,884	$(263)
96,655	Swedish Krone	12/28/2004	1/3/2005	$14,645	$14,549	$96
1,693,413	Swiss Franc	11/15/2004	2/17/2005	$1,442,000	$1,489,361	$(47,361)
6,733,001	Swiss Franc	11/29/2004	3/1/2005	$5,956,853	$5,960,436	$(3,584)
1,667,546	Swiss Franc	11/29/2004	4/7/2005	$1,471,147	$1,470,504	$643
38,269	Swiss Franc	12/29/2004	1/3/2005	$33,728	$33,584	$144
38,613	Swiss Franc	12/30/2004	1/3/2005	$34,142	$33,887	$255
4,299,415	Swiss Franc	12/27/2004	6/30/2005	$3,820,967	$3,811,200	$9,767

	Total Currency Sold			$23,382,609	$23,648,427	$(265,818)

	Net Unrealized Gain/(Loss)					$(309,463)

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate%	Maturity Date	Value
	U.S. Government Agency Mortgages — 32.38%
$1,496,336	Fannie Mae, Pool #380433	6.49	8/1/08	$1,602,994
615,846	Fannie Mae, Pool #555440	6.00	11/1/17	646,484
1,857	Fannie Mae, Pool #560912	9.50	10/1/30	2,061
65,382	Fannie Mae, Pool #564235	9.00	11/1/30	70,583
2,102	Fannie Mae, Pool #564319	9.50	11/1/30	2,336
622,767	Fannie Mae, Pool #636884	6.50	4/1/32	653,662
669,953	Fannie Mae, Pool #720196	5.50	7/1/33	680,727
453,701	Fannie Mae, Pool #720359	5.00	6/1/18	461,397
703,776	Fannie Mae, Pool #725220	5.00	3/1/34	699,645
4,318,402	Fannie Mae, Pool #725232	5.00	3/1/34	4,293,052
249,371	Fannie Mae, Pool #739505	5.50	9/1/33	253,303
258,039	Fannie Mae, Pool #740734	4.50	11/1/18	257,799
35,619	Fannie Mae, Pool #747631	6.50	11/1/33	37,365
775,154	Fannie Mae, Pool #753108	5.50	12/1/33	787,619
901,796	Fannie Mae, Pool #775826	5.50	6/1/34	916,051
45,769	Fannie Mae, Series 1998-36, Class J	6.00	7/18/28	46,811
782,043	Fannie Mae, Series 1998-M1, Class A2	6.25	1/25/08	824,310
771,262	Fannie Mae, Series 1998-M6, Class A2	6.32	8/15/08	823,592
915,364	Fannie Mae, Series 2001-14, Class Z	6.00	5/25/31	954,680
410,812	Fannie Mae, Series 2001-60, Class PM	6.00	3/25/30	416,122
55,000	Fannie Mae, Series 2002-11, Class QC	5.50	3/25/17	57,190
500,000	Fannie Mae, Series 2002-31, Class PD	6.00	11/25/21	517,031
153,303	Fannie Mae, Series 2002-56, Class VD	6.00	4/25/20	155,941
68,241	Fannie Mae, Series 2002-60, Class A2	4.75	2/25/44	68,122
677,153	Fannie Mae, Series 2002-T16, Class A2	7.00	7/25/42	717,569
375,105	Fannie Mae, Series 2002-T19, Class A2	7.00	7/25/42	397,493
20,960	Fannie Mae, Series 2002-T19, Class A3	7.50	7/25/42	22,502
36,453	Fannie Mae, Series 2002-T4, Class A2	7.00	12/25/41	38,629
704,433	Fannie Mae, Series 2002-W1, Class 2A	7.50	2/25/42	752,554
6,679	Fannie Mae, Series 2002-W10, Class A2	4.70	8/25/42	6,674
1,130,000	Fannie Mae, Series 2003-106, Class WB	4.50	10/25/15	1,146,827
1,120,000	Fannie Mae, Series 2003-122, Class TU	4.00	5/25/16	1,130,931
262,513	Fannie Mae, Series 2003-63, Class A2	2.34	7/25/44	261,855
609,182	Fannie Mae, Series 2003-9, Class UK	4.50	11/25/16	609,706
820,000	Fannie Mae, Series 2003-92, Class KH	5.00	3/25/32	811,029
805,000	Fannie Mae, Series 2003-W10, Class 3A2B	3.06	7/25/37	798,713
1,025,000	Fannie Mae, Series 2003-W14, Class 1A5	4.71	9/25/43	1,030,289
780,000	Fannie Mae, Series 2003-W18, Class 1A3	4.73	8/25/43	783,760
60,000	Fannie Mae, Series 2003-W19, Class 1A3	4.78	11/25/33	60,356
411,714	Fannie Mae, Series 2003-W3, Class 1A2	7.00	8/25/42	436,285
918,515	Fannie Mae, Series 2003-W8, Class 2A	7.00	10/25/42	968,996
1,060,000	Fannie Mae, Series 2004-29, Class QG	4.50	12/25/32	1,008,007
443,414	Fannie Mae, Series 2004-T2, Class 1A3	7.00	11/25/43	469,879
221,212	Fannie Mae, Series 2004-T3, Class 1A3	7.00	2/25/44	234,415
880,000	Fannie Mae, Series 2004-W1, Class 1A3	4.49	11/25/43	884,056
1,336,612	Fannie Mae, Series 2004-W2, Class 5A	7.50	3/25/44	1,430,742
730,000	Fannie Mae, Series 2561, Class TU	4.16	6/25/42	732,248
6,353	Fannie Mae, Series T-48, Class 1A2B	4.69	7/25/22	6,353
1,470,000	Fannie Mae, TBA	0.00	1/1/20	1,492,969
480,000	Fannie Mae, TBA	0.00	1/1/33	463,800
59,000	Fannie Mae, TBA	0.00	1/1/35	60,991
50,414	Freddie Mac, Gold Pool #A15111	6.00	10/1/33	52,100

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate%	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$93,789	Freddie Mac, Gold Pool #A15401	6.50	11/1/33	$98,435
1,464,945	Freddie Mac, Gold Pool #A17062	6.00	12/1/33	1,513,962
50,890	Freddie Mac, Gold Pool #E64408	7.50	12/1/10	52,377
8,603	Freddie Mac, Gold Pool #G10985	7.50	2/1/10	9,029
69,993	Freddie Mac, Series 1977, Class E	7.00	7/15/12	73,306
129,549	Freddie Mac, Series 2278, Class H	6.50	1/15/31	132,953
418,261	Freddie Mac, Series 2368, Class QG	6.50	9/15/30	422,688
1,330,000	Freddie Mac, Series 2378, Class PE	5.50	11/15/16	1,384,518
35,000	Freddie Mac, Series 2390, Class CH	5.50	12/15/16	36,296
30,000	Freddie Mac, Series 2399, Class PG	6.00	1/15/17	31,576
70,000	Freddie Mac, Series 2405, Class PE	6.00	1/15/17	73,578
770,000	Freddie Mac, Series 2453, Class BD	6.00	5/15/17	803,432
13,854	Freddie Mac, Series 2497, Class BM	5.00	2/15/22	14,017
1,565,000	Freddie Mac, Series 2512, Class PE	5.50	2/15/22	1,625,058
231,356	Freddie Mac, Series 2513, Class QK	5.00	8/15/28	231,589
495,000	Freddie Mac, Series 2533, Class PE	5.50	12/15/21	508,499
745,723	Freddie Mac, Series 2543, Class HG	4.75	9/15/28	752,106
155,000	Freddie Mac, Series 2640, Class BG	5.00	2/15/32	155,586
110,000	Freddie Mac, Series 2662, Class DG	5.00	10/15/22	109,547
1,250,000	Freddie Mac, Series 2682, Class LC	4.50	7/15/32	1,207,799
1,999,000	Freddie Mac, Series 2691, Class ME	4.50	4/15/32	1,912,856
75,000	Freddie Mac, Series 2721, Class PE	5.00	1/15/23	74,192
1,575,000	Freddie Mac, Series 2727, Class PB	4.25	4/15/23	1,585,096
1,765,000	Freddie Mac, Series 2728, Class TC	4.00	2/15/23	1,763,375
1,192,000	Freddie Mac, Series 2734, Class PG	5.00	7/15/32	1,185,070
1,947,000	Freddie Mac, Series 2750, Class NB	4.00	12/15/22	1,944,421
970,000	Freddie Mac, Series 2759, Class AU	3.50	5/15/19	967,330
2,070,000	Freddie Mac, Series 2778, Class JD	5.00	12/15/32	2,057,067
950,000	Freddie Mac, Series 2783, Class PD	5.00	1/15/33	942,098
953,000	Freddie Mac, Series 2786, Class PA	3.50	10/15/10	955,343
2,080,000	Freddie Mac, Series 2836, Class EG	5.00	12/15/32	2,062,430
2,080,000	Freddie Mac, Series 2844, Class PD	5.00	12/15/32	2,058,564
1,219,943	Freddie Mac, Series T-41, Class 3A	7.50	7/25/32	1,300,537
643,376	Freddie Mac, Series T-59, Class 1A2	7.00	10/25/43	681,174
18,828	Government National Mortgage Association, Pool #424989	6.00	10/15/33	19,525
347,182	Government National Mortgage Association, Pool #580834	6.00	6/20/34	360,078
100,643	Government National Mortgage Association, Pool #616201	6.00	1/15/34	104,380
1,435,060	Government National Mortgage Association, Pool #616522	6.00	7/20/34	1,486,560
2,139,316	Government National Mortgage Association, Pool #616571	6.50	8/20/34	2,247,809
666,663	Government National Mortgage Association, Pool #628339	6.50	2/20/34	702,144
1,770,000	Government National Mortgage Association, Series 2003-116, Class ND	3.75	6/20/26	1,771,660
1,425,000	Government National Mortgage Association, Series 2004-11, Class QE	5.00	12/16/32	1,422,435
900,000	Government National Mortgage Association, Series 2004-26, Class GD	5.00	11/16/32	899,429

	Total U.S. Government Agency Mortgages (cost $69,583,278)			69,778,529

	Corporate Bonds — 26.63%
380,000	21ST Century Insurance	5.90	12/15/13	385,044
1,630,000	Agfirst Farm Credit Bank	8.39	12/15/16	1,876,538
630,000	America Movil SA	5.50	3/1/14	622,380
707,874	America West Airlines, Series 1999-1	7.93	1/2/19	770,039
1,755,000	American General Corp., Series B*	8.13	3/15/46	2,296,855
837,336	Arcel Finance	5.98	2/1/09	864,809

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate%	Maturity Date	Value
	Corporate Bonds (continued)
$781,000	AT&T Broadband Corp.	8.38	3/15/13	$963,048
97,000	Auburn Hills Trust	12.38	5/1/20	152,141
1,495,000	Autopista Del Maipo*	7.37	6/15/22	1,726,201
327,195	BAE Systems 2001 Asset Trust*	7.16	12/15/11	355,149
700,000	Bellsouth Corp.	5.20	9/15/14	713,455
445,000	BFC Finance Corp., Series 1996-A	7.38	12/1/17	509,565
50,000	Capital One Bank	4.88	5/15/08	51,351
555,000	Centerpoint Energy Resources	7.88	4/1/13	659,756
50,000	Cleveland Electric Illumination	7.43	11/1/09	56,938
640,000	Cleveland Electric Illumination	5.65	12/15/13	663,752
990,000	Consumers Energy Corp.	4.00	5/15/10	972,385
870,000	Consumers Energy Corp.*	5.00	2/15/12	885,632
5,000	Continental Cablevision	9.00	9/1/08	5,841
475,000	Daimler Chrysler North America Holding Corp.	4.75	1/15/08	485,142
780,000	Dayton Power & Light*	5.13	10/1/13	796,912
925,000	Delta Air Lines	6.42	7/2/12	965,626
1,385,000	Deutsche Telekom International Finance	8.75	6/15/30	1,828,834
720,000	Dobie Center Properties, Ltd.*	6.41	5/1/08	779,309
770,000	Dobie Center Properties, Ltd.*	6.46	5/1/09	834,666
922,000	Duke Capital Corp., LLC	4.30	5/18/06	933,129
569,000	Eastern Energy, Ltd.*	6.75	12/1/06	602,429
733,000	Enterprise Products Operations	7.50	2/1/11	831,039
1,005,000	Ford Motor Credit Co.	6.88	2/1/06	1,035,351
1,543,000	Ford Motor Credit Co.	5.80	1/12/09	1,577,164
1,030,000	FPL Group Capital, Inc.	4.09	2/16/07	1,040,911
265,000	General Motors	8.38	7/15/33	274,562
524,000	General Motors Acceptance Corp.	6.75	1/15/06	537,561
550,000	General Motors Acceptance Corp.	5.63	5/15/09	550,020
304,000	General Motors Acceptance Corp.	6.88	9/15/11	311,537
25,000	General Motors Nova Financial	6.85	10/15/08	26,085
690,000	Goldman Sachs Group, Inc.	4.75	7/15/13	682,779
600,000	Halliburton Co.	5.50	10/15/10	631,967
1,405,000	Health Care Services Corp.*	7.75	6/15/11	1,643,853
295,000	HSBC Bank USA	5.88	11/1/34	298,716
85,000	Hydro-Quebec	8.25	4/15/26	117,938
80,000	Hydro-Quebec	8.50	12/1/29	116,000
135,000	Indiana Michigan Power Co.	6.13	12/15/06	141,413
35,000	International Paper Co.	4.25	1/15/09	35,129
26,000	International Paper Co.	4.00	4/1/10	25,490
1,790,000	Mantis Reef, Ltd.*	4.69	11/14/08	1,794,475
850,000	Merrill Lynch & Co.	5.00	1/15/15	846,669
1,690,000	Mizuho Finance (Cayman)	8.38	4/27/49	1,852,071
686,000	Morgan Stanley	4.00	1/15/10	678,207
1,265,811	Northwest Airlines, Inc.	6.26	11/20/21	1,304,203
475,000	OneAmerica Financial Partners, Inc.*	7.00	10/15/33	512,858
215,000	Pemex Finance, Ltd.	6.30	5/15/10	230,968
890,000	Pemex Finance, Ltd. *	7.33	5/15/12	1,013,185
400,000	Petroleos Mexicanos	9.50	9/15/27	504,000
160,000	PF Export Receivables Master Trust	6.60	12/1/11	170,824
1,012,472	PLC Trust, Series 2003-1*	2.71	3/31/06	1,008,199
1,290,000	Ram Holdings, Ltd.*	6.88	4/1/24	1,266,896
1,200,000	Sappi Papier Holding AG	6.75	6/15/12	1,333,331

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate%	Maturity Date	Value
	Corporate Bonds (continued)
$345,000	Sappi Papier Holding*	7.50	6/15/32	$401,494
1,515,000	SBC Communications	4.13	9/15/09	1,512,236
120,000	TCI Communications, Inc.	9.88	6/15/22	170,349
1,343,000	Tyco International Group SA	6.75	2/15/11	1,505,218
373,000	Tyco International Group SA	7.00	6/15/28	433,664
1,252,000	Tyco International Group SA	6.88	1/15/29	1,434,180
374,000	United Mexican States	8.63	3/12/08	424,490
105,000	United Mexican States	8.38	1/14/11	123,323
360,000	United Mexican States	6.75	9/27/34	355,500
985,000	Verizon New Jersey, Inc.	5.88	1/17/12	1,046,529
1,293,000	Wells Fargo Company	4.20	1/15/10	1,297,849
3,405,000	Westfield Capital Corp.*	4.38	11/15/10	3,367,753
50,000	Weyerhaeuser Co.	7.13	7/15/23	56,629
140,000	Weyerhaeuser Co.	7.38	3/15/32	166,018
830,000	Xcel Energy, Inc.	7.00	12/1/10	935,601

	Total Corporate Bonds (cost $55,168,354)			57,381,160

	U.S. Treasury Notes — 11.49%
3,936,000	U.S. Treasury Notes	1.50	3/31/06	3,871,733
20,469,000	U.S. Treasury Notes	3.25	1/15/09	20,291,492
590,000	U.S. Treasury Notes	4.25	11/15/13	593,711

	Total U.S. Treasury Notes (cost $24,805,460)			24,756,936

	Collateralized Mortgage Obligations — 10.16%
2,090,000	Banc of America Commercial Mortgage, Inc., Series 2004-3, Class A5	5.31	6/10/39	2,188,638
1,990,000	Banc of America Mortgage Securities, Series 2004-G, Class 2A6	4.66	8/25/34	2,019,370
185,335	Chase Commercial Mortgage Securities Corp., Series 1996-2, Class A2	6.90	11/19/28	191,611
1,172,743	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2	6.50	6/25/34	1,226,616
1,254,623	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2	6.75	8/25/34	1,307,550
411,357	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1	6.00	2/25/34	417,043
1,239,802	Countrywide Alternative Loan Trust, Series 2004-J8, Class 1A1	7.00	9/25/34	1,295,720
371,612	Countrywide Home Loans, Series 2002-27, Class A5	5.50	12/25/32	371,815
210,585	Countrywide Home Loans, Series 2003-1, Class 1A6	4.75	3/25/33	211,152
290,717	Countrywide Home Loans, Series 2003-BC3, Class N	8.00	9/25/33	292,080
1,289,084	First Union-Lehman Brothers Commercial Mortgage Trust, Series 1997-C1, Class A3	7.38	4/18/29	1,371,650
1,835,777	GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A3	6.87	7/15/29	1,942,142
132,178	Green Tree Financial Corp., Series 1996-2, Class A4	7.20	4/15/27	138,660
172,103	Green Tree Financial Corp., Series 1999-2, Class A3	6.08	12/1/30	175,869
2,028,336	JP Morgan Commercial Mortgage Finance Corp., Series 1997-C5, Class A3	7.09	9/15/29	2,157,054
421,788	Master Alternative Loans Trust, Series 2004-3, Class 5A1	6.50	3/25/34	438,000
482,019	Master Alternative Loans Trust, Series 2004-3, Class 8A1	7.00	4/25/34	503,558
765,000	Master Alternative Loans Trust, Series 2005-1, Class 5A1	5.50	1/1/19	786,874
260,239	Master Asset Securitization Trust, Series 2003-6, Class 8A1	5.50	7/25/33	262,352
1,548,149	Morgan Stanley Capital I, Series 1997-ALIC, Class C	6.84	1/15/28	1,583,287
148,173	Residential Asset Securitization Trust, Series 2002-A13, Class A3	5.00	12/25/17	148,802
315,156	Vanderbilt Mortgage Finance, Series 2001-C, Class A2	4.24	8/7/14	315,651
650,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5	5.22	1/15/41	669,211
1,050,000	Washington Mutual, Series 2004-AR5, Class A6	3.86	6/25/34	1,034,098
5,187	Wells Fargo Mortgage Backed Securities Trust, Series 2002-18, Class 1A3	6.00	12/25/32	5,222
828,649	Wells Fargo Mortgage Backed Securities Trust, Series 2003-06, Class A1	5.00	6/25/18	835,899

	Total Collateralized Mortgage Obligations (cost $21,956,770)			21,889,924

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate%	Maturity Date	Value
	U.S. Treasury Bonds — 5.98%
$2,532,000	U.S. Treasury Bonds	7.25	5/15/16	$3,169,353
8,490,000	U.S. Treasury Bonds	6.00	2/15/26	9,725,362

	Total U.S. Treasury Bonds (cost $12,276,984)			12,894,715

	Short-Term Investments — 5.26%
956	Eurodollar Time Deposit, 1.49%, 1/3/05	1.49	1/3/05	956
11,342,000	State Street Time Deposit, 2.13%, 1/3/05	2.13	1/3/05	11,342,000

	Total Short-Term Investments (cost $11,342,956)			11,342,956

	Asset Backed Securities — 5.24%
36,446	ABSN NIMS Trust, Series 2003-HE2, Class A	7.00	4/17/33	36,537
36,535	Advanta Mortgage Loan Trust, Series 1998-2, Class A15	6.25	6/25/28	36,608
62,349	Advanta Mortgage Loan Trust, Series 2000-2, Class A6	7.72	3/25/15	65,620
36,563	Centex Home Equity, Series 2000-D, Class A6	6.93	1/25/31	37,473
64,000	Centex Home Equity, Series 2002-A, Class AF6	5.54	1/25/32	65,401
7,669	Chase Manhattan Auto Owner Trust, Series 2002-B, Class A3	3.58	5/15/06	7,670
905,758	Conseco Finance Mortgage, Series 2000-B, Class AF6	7.80	5/15/20	923,510
674,365	Contimortgage Home Equity Loan Trust, Series 1998-1, Class A7	6.87	12/15/22	694,905
1,100,000	Drive Auto Receivables Trust, Series 2004-1, Class A3	3.50	8/15/08	1,099,477
792,561	Green Tree Home Improvement Loan Trust, Series 1998-E, Class HIB1	7.79	2/15/15	808,584
721,000	Green Tree Home Improvement Loan Trust, Series 1999-E, Class B1	10.34	3/15/15	743,114
40,000	Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.27	6/15/29	42,556
11,313	Heller Equipment Asset Receivable Trust, Series 1999-2, Class A4	6.79	3/14/07	11,323
923,328	Merrill Lynch Mortgage Investors, Inc., Series 2004-HE2, Class A1A	2.82	8/25/35	923,344
1,378,425	MMCA Automobile Trust, Series 2002-2, Class A4	4.30	3/15/10	1,383,415
2,040,000	MMCA Automobile Trust, Series 2002-3, Class A4	3.57	8/17/09	2,044,017
780,000	MMCA Automobile Trust, Series 2002-4, Class A4	3.05	11/16/09	777,699
274,155	MMCA Automobile Trust, Series 2002-5, Class B	3.25	8/15/09	275,296
886,198	Park Place Securities NIM Trust, Series 2004-MCW1, Class A	4.46	9/25/34	886,198
354,858	Ryder Vehicle Lease Trust, Series 1999-A, Class A5	7.13	10/16/06	358,899
51,879	Saxon Net Interest Margin Trust, Series 2003-A, Class A	6.66	8/26/33	51,879
26,968	UCFC Home Equity Loan, Series 1998-B, Class A8	6.18	10/15/29	27,471

	Total Asset Backed Securities (cost $11,222,525)			11,300,996

	Taxable Municipal Bond — 4.99%
270,000	Allegheny County PA, Residential Finance Authority, Revenue, Zero Coupon (FHA)	0.00	8/1/28	48,568
1,015,000	Calexico Cailfornia, Community Redevelopment Agency Tax Allocation, Series B	4.22	8/1/12	983,281
155,000	Clearfield City Utah Multi-Family, Revenue, Local Housing	6.65	11/1/07	161,781
45,000	Delaware River Port Authority, Revenue, Port District Project, Series A	7.32	1/1/08	49,219
125,000	Denver Colorado City & County Special Facilities Airport Revenue, Series B	7.25	1/1/10	139,688
990,000	Hoboken New Jersey, GO (MBIA)	5.33	2/1/18	1,020,938
970,000	Houston Texas Apartment Systems Revenue, Rental Car Project (FGIC)	6.88	1/1/28	1,090,038
40,000	Illinois State, GO, Pension Funding	4.95	6/1/23	38,950
40,000	Indiana Bond Bank, Revenue, Series 4 (MBIA)	4.37	7/15/14	38,400
70,000	Los Angeles California Community Redevelopment Agency (MBIA)	5.60	7/1/18	72,100
515,000	New York City Mortgage Loan Trust, Series 1996, A3*	6.75	9/25/19	568,153
1,710,000	Norristown PA, Series 1998	7.00	10/15/18	1,957,949
120,000	Phoenix Arizona Civic Improvements, Corporate Exise Tax Revenue (MBIA)	6.15	7/1/05	121,902
1,435,000	Pico Rivera CA, Water Authority	6.45	5/1/09	1,562,356
140,000	Reno Nevada Redevelopment Agency, Recreational Facility Improvements (RADIAN)	6.75	6/1/07	149,275
810,000	San Diego CA, Pub Jack Murphy Stadium, Revenue, Recreational Facility Improvements	6.85	2/1/06	839,759
5,000	South Dakota Student Loan Finance Corp., Student Loan Revenue, Series 1D (Asset GTY)	7.85	8/1/09	5,051

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate%	Maturity Date	Value
$1,784,000	Waterbury Connecticut, GO, Series B (FSA)	5.43	4/1/09	$1,846,440
45,000	York County Pennsylvania Industrial Developement Authority, Economic Development Revenue (FGIC)	6.43	10/1/08	49,500
	Total Taxable Municipal Bond (cost $10,159,468)			10,743,348

	Total Investments (cost $216,515,863) (a) — 102.13%			220,088,564
	Liabilities in excess of other assets — (2.13)%			(4,593,400)

	Net Assets — 100.00%			$215,495,164

Percentages indicated are based on net assets of $215,495,164

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of gains recognized for federal reporting in excess of federal income tax reporting of approximately $301,943. Cost for federal Income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$4,490,698
Unrealized depreciation	(917,997)

Net unrealized appreciation	$3,572,701

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

FHA — Federal Housing Administration

FGIC — Financial Guaranty Insurance Co.

FSA — Financial Security Assurance, Inc.

GO — General Obligation

GTY — Guaranteed

MBIA — Municipal Bond Insurance Association

MTN — Medium Term Note

RADIAN — Radian Group, Inc.

TBA — Security is subject to delayed delivery

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate%	Maturity Date	Value
	Municipal Bonds — 89.11%
	Alabama — 0.44%
$625,000	Alabama Housing Financial Authority, AMT	5.65	6/1/08	$687,156
10,000	Birmingham Alabama Industrial Water Supply Revenue, Prerefunded 1/1/7 @ 100	6.20	7/1/08	10,533
60,000	Birmingham Alabama Medical Clinic Revenue, ETM	7.30	7/1/05	61,560
690,000	Birmingham Alabama Special Care Facilities, Methodist Home For Aging (LOC)	5.00	3/1/14	726,943
340,000	Gadsden Alabama East Medical Clinic, Hospital Revenue, Baptist Hospital of Gadsden, ETM	6.90	7/1/07	361,461
120,000	Lauderale County & Florence Alabama, ETM	7.00	7/1/07	127,687

				1,975,340

	Alaska — 0.09%
400,000	Anchorage Alaska, Series A (FGIC)	4.80	4/1/13	418,852

	Arizona — 4.68%
75,000	Maricopa County Arizona Hospital Revenue, Sun City Community Hospital, Series A, ETM	7.88	1/1/07	78,938
2,000,000	Maricopa County Arizona Industrial Development Authority (GNMA)	6.00	10/20/31	2,150,500
2,510,000	Maricopa County Arizona Industrial Development Authority (GNMA)	6.05	10/20/36	2,665,343
195,000	Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.00	7/1/06	198,132
310,000	Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.00	7/1/07	316,333
320,000	Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.00	7/1/08	327,005
100,000	Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.50	7/1/09	103,952
345,000	Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.50	7/1/10	355,826
365,000	Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.50	7/1/11	374,289
380,000	Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.50	7/1/12	388,976
395,000	Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.75	7/1/13	408,094
250,000	Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	5.00	7/1/14	261,928
335,000	Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	5.00	7/1/15	350,879
460,000	Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	5.13	7/1/16	485,148
430,000	Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	5.13	7/1/17	451,681
615,000	Phoenix Health Facilities Authority Hospital, ETM	6.25	9/1/11	660,928
110,000	Pima County Arizona Hospital Revenue, ETM	6.40	4/1/07	115,187
850,000	Pinal County Arizona Certificates Participation	3.50	12/1/08	867,740
145,000	Pinal County Arizona Certificates Participation	4.00	12/1/10	149,146
1,895,000	Pinal County Arizona Certificates Participation	5.00	12/1/14	2,043,832
2,420,000	Pinal County Arizona Certificates Participation	5.25	12/1/15	2,648,737
230,000	Pinal County Arizona Community College (AMBAC)	5.25	7/1/07	246,378
245,000	Pinal County Arizona Community College (AMBAC)	5.25	7/1/08	268,322
95,000	Pinal County Arizona Community College (AMBAC)	4.75	7/1/09	103,336
175,000	Pinal County Arizona Community College (AMBAC)	4.80	7/1/09	190,647
2,200,000	Pinal County Individual Development Authority Correctional Facilities, Florence West Prison, Series A	3.88	10/1/09	2,255,968
1,500,000	Scottsdale Arizona Industrial Development Authority, Hospital Revenue, Series A (AMBAC)	6.00	9/1/12	1,646,565
400,000	Show Low Arizona Industrial Development Authority, Navapache Regional Medical Center, Series A (ACA)	5.13	12/1/06	416,072
310,000	Yuma Arizona Industrial Develoment Multi-Family (GNMA)	5.40	12/20/17	310,713

				20,840,595

	Arkansas — 0.31%
13,599	Drew County Arkansas Public Facility Board, Single Family, Series A-2 (FNMA)	7.90	8/1/11	13,875
10,000	Fayetteville Arkansas Public Facilities Board Refunding	7.25	4/1/11	10,173
30,000	Jefferson County Arkansas Health Care, ETM	7.40	12/1/10	35,011
500,000	Pine Bluff Arkansas Industrial Development Revenue	5.50	11/1/07	541,750
700,000	Springdale Arkansas Sales & Use Tax Revenue	4.00	7/1/16	716,422

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate%	Maturity Date	Value
	Municipal Bonds (continued)
	Arkansas (continued)
$9,162	Stuttgart Arkansas Public Facilities Board Refunding, Single Family Mortgage, Series B	7.75	9/1/11	$9,319
50,000	Union County Arkansas Residential Housing Facilities Board Revenue, ETM	7.88	10/1/10	58,941

				1,385,491

	California — 4.32%
165,000	Abag Finance Authority for Non-Profit Companies, American Baptists Homes	5.50	10/1/07	168,384
1,670,000	Bay Area Government Association, California Bay Area Rapid Transit, AMBAC	4.88	6/15/09	1,679,185
800,000	California Education Facilities Authority Revenue, University of San Diego (AMBAC)	4.75	10/1/15	836,584
255,000	California State	6.25	4/1/08	284,057
100,000	California State	4.00	2/1/09	104,744
100,000	California State	5.00	3/1/09	108,734
100,000	California State	6.75	8/1/10	117,872
250,000	California State	6.30	9/1/11	293,495
100,000	California State	5.30	9/1/14	109,738
1,700,000	California State	5.25	2/1/18	1,852,881
50,000	California State, Water Residential Development	5.10	3/1/10	50,194
350,000	California Statewide Communities Development Authority, Health Care, Mountain Shadows, Series A (ACA)	4.35	7/1/12	357,857
1,225,000	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	1,317,928
80,000	Colton California Redevelopment Agency, ETM	7.25	8/1/11	93,146
65,000	Contra Costa County California Multi-Family Housing Revenue, Bollinger Crests Apartments, Series C, AMT (FNMA)	4.85	5/1/11	67,280
15,000	Delta County California Home Mortgage Finance, AMT (GNMA/FNMA) (MBIA)	6.70	6/1/24	15,149
70,000	Emeryville California Redevelopment Agency, ETM	7.50	9/1/11	81,996
24,000	Fresno California Housing Authority, Multi-Family Housing Central Valley Coalition Projects, AMT (FNMA)	5.15	8/1/07	24,383
35,000	Fresno California Housing Authority, Multi-Family Housing Central Valley Coalition Projects, AMT (FNMA)	5.15	8/1/07	35,427
85,000	Fresno California Multi-Family Housing Revenue, Woodlands Apartments Projects (GNMA)	6.65	5/20/08	87,806
3,115,000	Kern County California Housing Authority, Multi-Family, Pioneer Pines, Series A (GNMA)	6.15	10/20/43	3,379,557
630,000	Los Angeles California Community Redevelopment, Angelus Plaza Project, Series A (FNMA)	7.40	6/15/10	675,379
295,000	Los Angeles California Multi-Family Housing, Earthquake Rehabilitation Projects, Series A, AMT (FNMA)	5.70	12/1/27	306,411
655,000	Los Angeles California Multi-Family Housing, Earthquake Rehabilitation Projects, Mandatory 12/1/07 Put @ 100, AMT (FNMA)	5.85	12/1/27	682,667
5,000	Madera California Community Hospital Revenue, ETM	8.00	5/1/06	5,216
2,420,000	Manteca California Financing Authority Sewer Revenue, Series B	5.00	12/1/33	2,489,986
20,000	Montclair California Redevelopment Agency Residential Mortgage Revenue, ETM	7.75	10/1/11	23,660
45,000	Rialto California Redevelopment Agency Multi-Family Housing (FNMA)	5.60	11/1/06	44,763
120,000	Riverside County California Housing Authority Breezewood Apartments Project, Series B (MBIA)	5.00	6/1/19	122,684
20,000	Sacramento California Municipal Utilities District Electricity Revenue, Series F, ETM	5.38	12/1/13	22,184
55,000	Sacramento California Municipal Utilities District Electricity Revenue, White Rock Project, ETM	6.75	3/1/10	61,099
405,000	Sacramento California Municipal Utilities, ETM	6.13	6/1/11	451,004
10,000	San Bernardino California Redevelopment Agency, Single Family Residential Mortgage, ETM	7.13	1/1/11	11,387
2,875,000	Santa Ana California Financing Authority Revenue, South Harbor Boulevard, Series B	5.13	9/1/19	3,082,460
5,000	Santa Clara County California Multi-Family Housing (GNMA)	5.75	5/20/05	5,022
50,000	Torrance California Hospital Revenue, Prerefunded 12/1/05 @ 100	7.10	12/1/15	52,318

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate%	Maturity Date	Value
	Municipal Bonds (continued)
	California (continued)
$110,000	Turlock California Public Financing Authority	5.25	9/1/15	$116,741
10,000	Villa View Community Hospital Income, California Revenue	7.50	7/1/08	10,973

				19,230,351

	Colorado — 1.92%
80,000	Arvada Colorado Industrial Development Revenue, AMT (LOC)	5.60	12/1/12	84,148
120,000	Arvada Colorado Industrial Development Revenue, AMT (LOC)	5.80	12/1/17	126,606
310,000	Aurora Centretech Metro District Colorado, Mandatory Put 12/1/08 @ 100 (LOC)	4.88	12/1/28	326,002
10,000	Aurora Colorado Housing Authority, Single Family Mortgage Revenue	7.30	5/1/10	10,079
180,000	Boulder County Colorado Hospital Revenue, Development Project	5.05	12/1/05	184,032
1,070,000	Colorado Educational and Cultural Facilities Authority Revenue	5.00	6/15/14	1,177,310
2,355,000	Colorado Educational and Cultural Facilities Authority Revenue	4.10	8/15/14	2,444,066
50,000	Colorado Housing Financial Authority	6.50	5/1/16	50,919
68,000	Colorado Housing Financial Authority	6.55	5/1/25	68,161
165,000	Colorado Housing Financial Authority (FHA)	5.70	10/1/21	165,337
230,000	Colorado Housing Financial Authority, AMT	5.20	12/1/05	233,655
305,000	Colorado Housing Financial Authority, AMT	6.40	11/1/24	308,196
75,000	Denver Colorado City & County Multi-Family Housing (FHA)	4.70	7/1/08	78,585
40,000	Denver Colorado City & County Multi-Family Housing, AMT (FHA)	5.10	11/1/07	41,627
210,000	Greeley Colorado Multi-Family Revenue Housing, Meeker Commons, AMT (GNMA)	5.40	9/20/10	219,664
1,750,000	Interlocken Meteropolitan District Colorado, Series A	5.75	12/15/11	1,947,120
289,605	University of Colorado Registrants Participation Institutes	6.00	12/1/13	322,035
722,666	Westminster Colorado Multi-Family, Mandatory Put 12/1/05 @100 (FNMA)	5.35	12/1/25	733,108

				8,520,650

	Connecticut — 0.89%
3,850,000	Stamford Connecticut Housing Authority, Multi-Family, AMT, Mandatory Put 12/1/08 @100	4.75	12/1/28	3,969,889

	Delaware — 0.81%
5,000	Delaware State Economic Development Authority Revenue, 1st Mortgage, Peninsula United, Series A	6.00	5/1/09	5,208
1,160,000	Delaware State Economic Development Authority Revenue, Water Development, Wilmington, Series B	6.45	12/1/07	1,282,113
820,000	Delaware State Health Facilities Authority Revenue, Beebe Medical Center, Series A	5.00	6/1/08	867,510
575,000	Delaware State Health Facilities Authority Revenue, Beebe Medical Center, Series A	5.25	6/1/09	615,733
450,000	Delaware State Health Facilities Authority Revenue, Medical Center of Delaware, Series B, Prerefunded 10/01/06 @ 101	6.50	10/1/13	479,516
100,000	Deleware State Health Facilities Authority Revenue, Nanticoke Hospital, Series A (RADIAN)	4.50	5/1/14	102,694
205,000	Sussex County Delaware Single Family Mortgage, ETM	7.50	3/1/10	231,484

				3,584,258

	District of Columbia — 0.53%
100,000	District of Columbia Certificates Participation	5.25	1/1/09	109,383
40,000	District of Columbia Hospital Revenue, Series A, ETM	5.25	8/15/12	42,362
180,000	District of Columbia Housing Finance Agency (Asset GTY)	4.85	6/1/08	180,859
120,000	District of Columbia Housing Finance Agency, Mayfair Mansions Apartments, AMT (FHA)	5.00	2/1/08	124,312
1,125,000	District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT (FNMA/GNMA)	6.25	12/1/28	1,126,068
215,000	District of Columbia Revenue, American Association of Advancement of Science	5.25	1/1/16	233,524
250,000	District of Columbia Revenue, Georgetown University, Series A	6.00	4/1/18	278,668
220,000	District of Columbia, Series B (FSA)	5.50	6/1/14	243,500

				2,338,676

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Florida — 2.34%
$55,000	Altamonte Springs Florida Health Facilities Authority Hospital Revenue, Adventist Health/Sunbelt, Series B	5.13	11/15/18	$55,771
2,290,000	Broward County Florida Educational Facilities Authority Revenue, Nova Southeastern, Series B	6.25	4/1/15	2,612,868
135,000	Broward County Florida Water & Sewer Utility Revenue, Prerefunded 9/01/06 @ 100	6.88	9/1/08	143,172
50,000	Dade City Florida, Governmental Leasing Corp., Certificates of Participation	9.00	4/1/20	51,756
10,000	Dade County Florida Health Facilities Authority, Hospital Revenue, ETM	6.75	5/1/08	10,729
50,000	Dade County Florida Special Obligation, Miami Beach Convention Center Project, ETM	8.63	12/1/07	55,695
2,060,000	Daytona Beach Florida Water & Sewer, ETM (MBIA)	6.75	11/15/07	2,311,134
130,000	Daytona Beach Florida Water & Sewer, ETM (MBIA)	6.75	11/15/07	145,848
120,000	Florida State Board of Education, Public Education, ETM	6.00	5/1/06	121,532
155,000	Florida State Board of Regents University System (RADIAN)	5.88	5/1/16	172,622
1,695,000	Florida State Correctional Facilities Revenue, Custody Recipients	4.00	11/15/15	1,667,066
310,000	Florida State Department of Corrections, Okeechobee Correctional Facility, Certificates of Participation (AMBAC)	6.25	3/1/15	318,146
225,000	Key West Florida Utilities Board Electricity Revenue, Series 1980 D, ETM	9.00	10/1/07	249,854
30,000	Key West Florida Utilities Board, Electricity Revenue, (MBAC)	9.75	10/1/13	39,203
50,000	Lee County Florida Justice Center Complex Income Improvement Revenue, Series A, (MBIA)	11.13	1/1/11	62,982
60,000	Martin Memorial Hospital Association Income Stuart Florida Revenue, ETM	7.50	10/1/08	66,410
300,000	Miami Beach Florida Housing Authority Revenue, 1st Mortgage, Elderly Housing, Section 8	6.63	1/15/09	312,063
225,000	Orange County Florida Health Facilities Authority Revenue, Mayflower Retirement Center, ETM	8.75	10/1/09	261,142
25,000	Palm Beach County Florida Health Facilities Revenue, ETM	9.50	8/1/13	32,385
880,000	Pasco County Florida Housing Finance Authority, Multi-family Revenue, AXA, Mandatory Put 6/1/8 @ 100	5.50	6/1/27	911,169
450,000	Pasco County Florida Revenue, GO, ETM (MBIA)	6.38	8/1/08	485,235
65,000	St. Johns County Florida Industrial Development Authority, Series A (MBIA)	5.50	3/1/17	70,961
25,000	Tampa Florida Allegany Health Systems – St. Marys, ETM	5.75	12/1/07	25,847
35,000	Tampa Florida Excise Tax, Revenue Bond, ETM	6.13	10/1/07	36,846
75,000	Tampa Florida Water and Sewer Revenue, ETM	6.60	4/1/08	81,934
115,000	Vero Beach Florida Electricity Revenue, ETM	6.50	12/1/07	123,335

				10,425,705

	Georgia — 1.05%
135,000	Athens Georgia Water & Sewer Revenue, ETM	6.20	7/1/08	148,739
40,000	Clarke County Georgia Hospital Authority Revenue, ETM	9.88	1/1/06	42,991
5,000	Clayton County Georgia Housing Authority Multi-Family, AMT (FNMA)	5.75	1/1/13	5,209
40,000	De Kalb County Georgia Water & Sewer Revenue, ETM	5.75	10/1/06	41,587
60,000	Forsyth County Georgia Hospital Authority Revenue Antic Certificates Georgia Baptist Health Care Systems Project, ETM	6.00	10/1/08	64,218
10,000	Fulton County Georgia Housing Authority, Single Family Revenue, AMT (GNMA)	6.20	3/1/13	10,148
390,000	Gwinnett County Georgia Multi-Family, Mandatory Put 4/1/06 @ 100 (FNMA)	5.50	4/1/26	390,952
260,000	Savannah Georgia Economic Development Authority	6.20	10/1/09	286,543
200,000	Savannah Georgia Economic Development Authority	6.50	10/1/13	233,394
565,000	Savannah Georgia Economic Development Authority (ACA)	6.88	11/15/11	627,014
2,685,000	Savannah Georgia Hospital Authority Revenue, St. Joseph/Candler Health System	5.25	7/1/23	2,834,555

				4,685,350

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate%	Maturity Date	Value
	Municipal Bonds (continued)
	Hawaii — 0.24%
$640,000	Hawaii State Housing & Community Development Corp., Multifamily Housing Reveue, Sunset Villas (GNMA)	5.75	1/20/36	$669,428
395,000	Hawaii State Housing Finance & Development, AMT (FNMA)	5.20	7/1/12	411,250
5,000	Honolulu Hawaii City & County, Multi-Family Housing, Waipahu Towers Project, AMT (GNMA)	6.90	6/20/05	5,019

				1,085,697

	Idaho — 0.41%
95,000	Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.15	11/1/05	95,869
95,000	Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.20	11/1/06	95,887
105,000	Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.30	11/1/07	105,987
110,000	Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.40	11/1/08	110,987
110,000	Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.50	11/1/09	110,975
5,000	Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.60	11/1/10	5,044
5,000	Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.70	11/1/11	5,045
5,000	Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.80	11/1/12	5,045
80,000	Idaho Falls Idaho Electricity Revenue, ETM	6.75	4/1/09	87,325
40,000	Idaho Housing & Financial Assistance, Series Sub-B, AMT	5.65	7/1/09	40,605
40,000	Idaho Housing & Financial Assistance, Single Family Mortgage, Series Sub-C, AMT	5.25	7/1/11	40,177
70,000	Idaho Housing & Financial Assistance, Single Family Mortgage, Series F-2, AMT	5.10	7/1/12	71,740
980,000	Idaho Housing & Financial Assistance, Single Family Mortgage, Series E, Class 111, AMT	5.30	1/1/22	990,849
55,000	Idaho Housing Agency, Single Family Mortgage, Series Sub-F, AMT	5.80	7/1/07	55,504

				1,821,039

	Illinois — 12.44%
570,000	Addison Illinois Single Family Mortgage Revenue, ETM	7.50	4/1/11	656,879
30,000	Alton Illinois Hospital Facilities Revenue & Refunded, Alton Memorial Hospital Project, ETM	7.00	7/1/05	30,722
530,000	Bedford Park Illinois Water Revenue, AMT (ACA)	6.00	12/15/08	576,651
535,000	Chicago Illinois City Colleges, Chicago Capital Improvement (FGIC)	6.00	1/1/11	611,992
10,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	4.95	6/1/05	10,070
40,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.25	6/1/08	41,900
40,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.35	6/1/09	42,359
40,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.45	6/1/10	42,275
55,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.50	6/1/11	58,350
55,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.55	6/1/12	58,711
475,000	Chicago Illinois, Ohare International Airport Revenue, Second Lien Passenger Facility, Series D (AMBAC)	5.50	1/1/17	518,477
600,000	Chicago Illinois, Series A	5.25	1/1/08	631,812
275,000	Clinton & Bond & Madison Counties Illinois, Community High School District number 7 Debt Certificates	4.25	11/1/08	275,894
265,000	Clinton & Bond & Madison Counties Illinois, Community High School District number 7 Debt Certificates	4.25	11/1/08	266,002
380,000	Davis Junction Illinois Solid Waste, GO, Series B (LOC)	5.50	4/15/10	411,361
50,000	Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital, ETM	7.00	1/1/07	52,222
5,000	Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital, ETM (FGIC)	7.00	1/1/07	5,222

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Illinois (continued)
$25,000	Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital, ETM (MBIA)	7.00	1/1/07	$26,111
15,000	Dupage County Illinois Water & Sewer Revenue, ETM	5.20	1/1/07	15,434
25,000	Fairfield Illinois Economic Development Revenue, Wayne County Center Project	6.00	12/15/05	25,657
20,000	Grant Hospital Chicago Illinois Revenue, ETM	6.40	7/1/07	21,115
25,000	Grayslake Illinois Multi-Family Revenue, Country Squire Apartments (FHA)	6.00	6/1/05	25,035
5,000	Greater Peoria Illinois Airport Authority, AMT (AMBAC)	6.50	12/1/05	5,082
2,545,000	Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.85	10/20/31	2,715,820
5,435,000	Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.95	10/20/41	5,802,189
8,950,000	Hodgkins Illinois Tax Increment Revenue	7.63	12/1/13	9,535,419
245,000	Illinois Development Finance Authority Revenue, Catholic Health (AMBAC)	5.15	2/15/06	250,615
160,000	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.38	7/1/09	162,578
930,000	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers, Series A	5.60	7/1/19	933,003
60,000	Illinois Development Finance Authority Revenue, Debt Restructure East St. Louis	6.88	11/15/05	61,957
3,000,000	Illinois Development Finance Authority Revenue, Provena Health, Series A	5.25	5/15/12	3,233,311
5,000	Illinois Development Finance Authority Revenue, Section 8, Series A (FHA/MBIA)	5.20	7/1/08	5,251
380,000	Illinois Educational Facilities Authority Revenue, Art Institute of Chicago	4.25	3/1/34	379,126
365,000	Illinois Educational Facility Authority Revenue	4.60	10/1/08	380,691
495,000	Illinois Educational Facility Authority Revenue	5.00	10/1/13	539,075
500,000	Illinois Educational Facility Authority Revenue, Art Institite of Chicago, Mandatory Put 3/1/13 @ 100	4.10	3/1/34	499,290
65,000	Illinois Health Facilities Authorities, Loyola University, ETM	6.25	7/1/06	67,340
312,000	Illinois Health Facilities Authority Revenue (FSA)	7.60	8/15/10	313,635
750,000	Illinois Health Facilities Authority Revenue, Covenant Retirement Communities, Series A (RADIAN)	4.60	12/1/12	776,100
6,500,000	Illinois Health Facilities Authority Revenue, Hospital Sisters Services Income, Series A	4.50	12/1/23	6,776,574
215,000	Illinois Health Facilities Authority Revenue, Lutheran Social Services	6.13	8/15/10	215,346
250,000	Illinois Health Facilities Authority Revenue, Michael Reese Hospital & Medical Center, ETM	6.75	12/1/08	274,250
85,000	Illinois Health Facilities Authority Revenue, Midwest Group Ltd. (ACA)	5.38	11/15/08	89,259
100,000	Illinois Health Facilities Authority Revenue, Rockford Health System (AMBAC)	5.13	8/15/15	105,677
645,000	Illinois Health Facilities Authority Revenue, Sinai Health System (FHA)	3.65	8/15/11	651,031
275,000	Kendall & Kane Counties Illinois Community School District Number 115 Yorkville	7.00	1/1/07	299,816
1,640,000	Lake County Illinois Community School District (FSA), Zero Coupon	0.00	12/1/17	917,662
90,000	Lake County Illinois Township, High School District Number 113, Highland Park, GO	8.10	12/1/12	118,664
180,000	Lake County Illinois, School District Number 109, Series B, GO	6.60	12/15/18	223,909
325,000	Madison & St. Clair Counties Illinois, School District Number 10 Collinsville, School Building (FGIC)	5.50	2/1/16	368,826
1,750,000	Metropolitan Pier & Exposition Authority Illinois Dedicated State Tax, Mccormick Place, Series A	5.00	6/15/07	1,813,945
2,200,000	Oak Park Illinois Industrial Development Revenue, Mandatory Put 12/01/06 @ 100	5.50	12/1/11	2,287,252
2,190,000	Palatine Illinois Tax Increment Revenue (AMBAC)	5.00	1/1/15	2,310,471
35,000	Rockford Illinois Mortgage Revenue, Faust Landmark Apartments, Series A, AMT (FHA)	5.63	1/1/07	35,781
460,000	Rockford-Concord Commons Housing, Concord Commons Project (FHA)	6.15	11/1/22	478,372
30,000	Rockford-Concord Commons Housing, Concord Commons Project, Series A (FHA)	5.55	11/1/06	30,633
2,705,000	Round Lake Beach Illinois Tax Increment Revenue	3.25	12/15/08	2,685,172
1,875,000	Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	1,893,919
350,000	Sauk Village Illinois, Tax Increment, Series A	5.35	12/1/13	386,232
1,570,000	Schaumburg Illinois Special Assessment	6.75	12/1/28	1,646,051
445,000	Silvas Illinois Mortgage Revenue (FHA)	5.20	8/1/17	462,106
130,000	Southern Illinois University Revenue, ETM	6.75	4/1/07	139,294

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Illinois (continued)
$380,000	Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT	5.90	2/1/14	$389,424
605,000	Woodridge Illinois Multi-Family Revenue, Hawthorn Ridge, Series A (GNMA)	5.65	12/20/32	629,769

				55,294,168

	Indiana — 1.71%
915,000	Clark County Indiana Hospitals Association (MBIA)	4.65	3/1/07	927,682
45,000	Fort Wayne Indiana Hospital Authority, ETM	6.50	1/1/05	45,000
40,000	Gary Indiana Mortgage Revenue, Willows on Clark Road Apartments, AMT (GNMA)	4.75	8/20/08	41,770
70,000	Gary Indiana Mortgage Revenue, Willows on Clark Road Apartments, AMT (GNMA)	5.15	8/20/13	72,888
115,000	Indiana Health Facilities Financing Authority, Deaconess Hospital, Inc. (MBIA)	5.65	3/1/08	125,922
165,000	Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.85	2/15/06	167,962
85,000	Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.80	2/15/07	87,805
80,000	Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.85	2/15/08	83,466
80,000	Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.95	2/15/09	84,153
1,900,000	Indiana Health Facilities Financing Authority, Hospital Revenue, Sisters of Staint Francis Health, Series A	5.13	11/1/17	2,033,779
95,000	Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.10	2/15/06	97,214
95,000	Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.10	8/15/06	98,051
95,000	Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.25	2/15/08	100,923
110,000	Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.35	8/15/09	118,391
20,000	Indiana Health Facility Financing Authority Hospital Revenue, Methodist Hospital Indiana, Series A, ETM	5.75	9/1/15	20,108
550,000	Indiana Health Facility Financing Authority Hospital Revenue, Sisters of St. Francis Health, Series A	5.00	11/1/10	590,579
500,000	Indiana State Financing Authority Toll Road Revenue	5.00	7/1/14	501,450
140,000	Indianapolis Indiana Utilities Revenue, ETM	7.00	6/1/08	151,336
1,390,000	Jasper Indiana Hospital Authority, Hospital Facility Revenue, Memorial Hospital Center Project	5.50	11/1/17	1,525,844
45,000	Lawrence Indiana Multi-Family Revenue, AMT (FNMA)	5.05	1/1/08	46,477
530,000	Lawrence Indiana Multi-Family Revenue, Mandatory Put 1/1/08 @100, AMT (FNMA)	5.15	6/1/24	547,617
125,000	Moorsville Indiana School Building Corporation, First Mortgage (FSA)	5.00	7/15/15	134,495

				7,602,912

	Kansas — 0.12%
40,000	Kansas State Development Finance Authority Multi-Family, AMT (LOC)	5.30	10/1/07	40,938
255,000	Kansas State Development Finance Authority Multi-Family, Mandatory Put 10/1/07 @100, AMT (LOC)	5.60	10/1/19	261,079
195,000	McPhearson Kansas Electric Utility, Partial Prerefunded 3/1/03 @ 100, ETM (AMBAC)	5.90	3/1/07	209,888
5,000	Merriam Kansas Hospital Revenue, Shawnee Mission Medical Center Income, ETM	6.90	6/1/05	5,098
30,000	Wichita Kansas Hospital Revenue	6.88	3/1/07	31,682

				548,685

	Kentucky — 1.50%
25,000	Kentucky State Turnpike Authority Recovery Road Revenue	0.00	7/1/06	23,770
250,000	Kentucky State Turnpike Authority Resource Recovery, ETM	6.13	7/1/07	263,229
145,000	Kentucky State Turnpike Authority Resource Recovery, Recovery Road Revenue, ETM	6.63	7/1/08	156,423
105,000	Kentucky State Turnpike Authority Toll Road Revenue, Prerefunded 7/01/06 @ 100	5.50	7/1/07	109,953
300,000	Lexington-Fayette Urban County Government Kenturky Revenue, Transsylvania University Project	5.13	8/1/18	319,713
305,000	Louisville Kentucky Riverfront Corp., ETM	5.75	7/1/10	331,254
5,080,000	Marshall County Kentucky Public Property Corporation Revenue, Courthouse Facility Project	5.25	3/1/23	5,468,773

				6,673,115

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Louisiana — 2.24%
$150,000	East Baton Rouge Parish Louisiana Hospital District No. 3, Woman’s Hospital Foundation, ETM	7.20	10/1/08	$164,997
30,000	Iberia Home Mortgage Authority Louisiana Single Family	7.38	1/1/11	30,627
160,000	Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA)	6.45	9/1/27	170,621
395,000	Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA)	6.50	9/1/38	422,899
1,245,000	Louisiana Local Government Environmental Facilities Community Development Authority, Series A (AMBAC)	5.20	6/1/17	1,376,995
390,000	Louisiana State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM	7.88	7/1/09	436,664
2,355,000	Louisiana State Military Department Custody Recipients	3.40	12/1/11	2,376,643
3,005,000	New Orleans Louisiana Home Mortgage Authority, ETM	6.25	1/15/11	3,457,943
1,345,000	Tensas Parish Louisiana Law Enforcement District, Certificates of Participation	7.00	9/1/18	1,528,848

				9,966,237

	Maine — 0.07%
175,000	Maine Finance Authority Revenue, AMT (FSA)	5.20	7/1/18	177,728
15,000	Maine State Health Facilities Authority Revenue, ETM	6.63	9/1/05	15,108
115,000	Maine State Health Facilities Authority Revenue, Webber Hospital Association Project, ETM (AMBAC)	6.50	5/1/09	124,850

				317,686

	Maryland — 1.15%
55,000	Annapolis Maryland Economic Development Revenue	5.00	10/1/06	56,763
55,000	Annapolis Maryland Economic Development Revenue	5.00	10/1/07	57,427
65,000	Annapolis Maryland Economic Development Revenue	5.00	10/1/08	68,736
110,000	Baltimore County Maryland Mortgage Revenue, Three Garden Village Project, Series A (FHLMC)	4.80	1/1/13	113,874
750,000	Maryland State Health & Higher Educational Facility Authority Revenue, Greater Baltimore Medical Center	5.00	7/1/25	757,860
35,000	Prince Georges County Maryland Housing Authority, Single Family Mortgage Revenue, Series A, AMT, SUB (FNMA/GNMA/FHLMC)	5.89	8/1/32	35,477
4,000,000	Tax Exempt Municipal Infrastructure Improvement Transit Mary Land	3.80	5/1/08	4,045,960

				5,136,097

	Massachusetts — 1.47%
445,000	Boston Massachusetts Industrial Development Finance Authority, Northend Community, Series A (FHA)	6.45	8/1/37	501,244
130,000	Boston Massachusetts Revenue, Deutsches Altenheim, Inc., Series A (FHA)	5.95	10/1/18	142,678
90,000	Dartmouth Massachusetts Housing Development Corporation Mortgage Revenue (FHA/MBIA)	4.85	7/1/09	90,150
245,000	Massachusetts State Development Finance Agency Revenue, Hampshire College	2.50	10/1/05	244,064
255,000	Massachusetts State Development Finance Agency Revenue, Hampshire College	3.00	10/1/06	254,564
335,000	Massachusetts State Development Finance Agency Revenue, Series A (GNMA)	6.70	10/20/21	386,617
15,000	Massachusetts State Health & Education Facilities Authority, Beth Israel Hospital, ETM	5.75	7/1/06	15,460
1,000,000	Massachusetts State Health and Educational Facilities Authority Revenue, Massachusetts General Hospital, Series F	6.25	7/1/12	1,134,140
530,000	Massachusetts State Housing Finance Agency (Asset GTY)	4.85	9/1/13	553,421
145,000	Massachusetts State Housing Finance Agency, Housing Revenue, Single Family, Series 44	5.90	12/1/13	147,487
30,000	Massachusetts State Housing Finance Agency, Series A, AMT (MBIA)	6.13	12/1/11	30,394
75,000	Massachusetts State Industrial Finance Agency, AMT (GNMA)	5.40	8/20/12	78,769
1,670,000	Massachusetts State Industrial Finance Agency, AMT (GNMA)	6.45	8/20/39	1,814,204
545,000	Massachusetts State Industrial Finance Agency, Higher Education, Hampshire College Project	5.80	10/1/17	604,176
505,000	Massachusetts State Industrial Finance Agency, Revenue Bond, Retirement Facility, AMT (GNMA)	5.30	6/20/19	525,407

				6,522,775

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Michigan — 1.73%
$70,000	Battle Creek Michigan Economic Development	5.13	2/1/09	$71,785
80,000	Detroit Water Supply System, Water Utility Improvements, ETM	8.88	1/1/05	80,000
500,000	Detroit/Wayne County Michigan Stadium Authority	5.25	2/1/09	536,875
210,000	Grand Rapids Charter Township Michigan	5.20	7/1/14	217,211
1,500,000	Grandville Michigan Public Schools District	5.00	5/1/09	1,585,080
760,000	Michigan Higher Education Facility Authority Revenue, Limited Obligation, Thomas M. Cooley Law School (LOC)	5.35	5/1/15	797,027
5,000	Michigan State Hospital Finance Authority Revenue, ETM	8.50	7/1/05	5,158
220,000	Michigan State Hospital Finance Authority Revenue, Hospital Staint John – Series A, (MBIA-IBC), ETM	6.00	5/15/13	223,069
185,000	Michigan State Hospital Financial Authority Revenue, Harper-Grace Hospitals	7.13	5/1/09	203,531
1,300,000	Michigan State Hospital Financial Authority Revenue, Mercy Mount Clemens, Series A (MBIA)	5.75	5/15/17	1,444,638
100,000	Michigan State Hospital Financial Authority Revenue, Mount Carmel Mercy Hospital Project	7.00	8/1/08	109,619
60,000	Michigan State Hospital Financial Authority Revenue, St. Joseph Mercy Hospital Project, ETM	7.00	7/1/05	61,473
1,590,000	Michigan State Housing Development Authority, Series A, AMT (FNMA)	4.25	12/1/12	1,640,610
60,000	Michigan State Strategic Fund Limited Obligation Revenue, International Project, Series A, Prerefunded 8/01/07 @ 101	5.75	8/1/19	65,722
40,000	Michigan State Strategic Fund Ltd., ETM	7.88	8/15/05	41,424
325,000	Romulus Michigan Tax Increment Finance, Tax Increment Development	4.00	11/1/15	330,541
180,000	Saginaw Michigan Hospital Finance Authority, ETM	7.50	11/1/10	207,463
200,000	Vicksburg Michigan Community Schools, Capital Appreciation, Zero Coupon, Prerefunded 5/01/06 @ 37.2417	0.00	5/1/20	72,274

				7,693,500

	Minnesota — 0.58%
20,000	Cambridge Minnesota Mortgage Revenue (GNMA)	5.40	11/20/05	20,301
100,000	Eden Prairie Minnesota Multifamily Housing Revenue, Rolling Hills Project (GNMA)	6.15	8/20/31	108,166
250,000	Minneapolis Minnesota Special School District Number 001 Certificate Participation	5.00	2/1/11	270,223
310,000	Minnesota State Housing Finance Agency, AMT	6.50	1/1/26	311,376
95,000	Moorhead Minnesota Residential Mortgage Revenue, ETM	7.10	8/1/11	109,352
25,000	North Suburban Hospital District Minnanoka & Ramsey Counties, Hospital Revenue, Health Central, Inc., ETM	7.13	5/1/09	27,133
115,000	Rochester Minnesota Hospital Revenue, ETM	5.75	10/1/07	120,773
490,000	St. Paul Minnesota Port Authority Hospital Revenue, ETM	7.25	7/1/06	512,295
1,000,000	White Earth Band of Chippewa Indians, Revenue, Series A (ACA)	7.00	12/1/11	1,107,300

				2,586,919

	Mississippi — 0.62%
260,000	Corinth & Alcorn County Mississippi Hospital Revenue	5.00	10/1/08	273,637
125,000	Corinth & Alcorn County Mississippi Hospital Revenue	5.13	10/1/10	130,978
980,000	Corinth & Alcorn County Mississippi Hospital Revenue, Series A	5.50	10/1/21	984,332
700,000	Jackson Mississippi Housing Authority, AMT (FSA)	5.30	4/1/19	719,712
505,000	Lincoln County Mississippi Hospital Revenue (Asset GTY)	5.50	4/1/18	538,239
95,000	Mississippi Business Finance Corp., AMT (LOC)	5.90	9/1/05	95,406

				2,742,304

	Missouri — 1.16%
560,000	Boone County Missouri Industrial Development Authority, Otscon, Inc. Project, Mandatory Put 5/1/05 @100, AMT (LOC)	5.13	5/1/18	563,534
40,000	Bridgeton Missouri Industrial Development (GNMA)	5.25	12/20/19	42,482

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Missouri (continued)
$1,000,000	Kansas City Missouri Industrial Development Authority Multi-Family Housing Revenue, Walnut Grove Apartments, Section 8 Assisted, Series A, AMT	6.55	12/15/15	$1,111,190
615,000	Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St. Louis Project, Series A (LOC)	4.75	9/1/07	643,216
230,000	Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St. Louis Project, Series A (LOC)	4.90	9/1/10	241,755
250,000	Missouri State Health & Educational Facilities Authority Revenue, Jefferson Memorial Hospital	4.13	8/15/12	255,485
100,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Central Institute for the Deaf	5.70	1/1/18	106,689
200,000	Ozarks Public Building Corporation Missouri Leasehold Revenue, Ozarks Technical Community College Project	5.75	3/1/16	212,094
450,000	Pacific Missouri Industrial Development Revenue, AMT (LOC)	5.95	5/1/07	469,827
180,000	Pacific Missouri Industrial Development Revenue, AMT (LOC)	6.20	5/1/12	187,245
180,000	Pacific Missouri Industrial Development, Clayton Corp. Project, AMT (LOC)	6.45	5/1/17	187,391
235,000	Sikeston Missouri Electrical Revenue, ETM	6.25	6/1/08	249,977
360,000	St. Charles County Missouri Health Care	5.40	11/15/16	372,211
145,000	St. Louis Missouri Airport Revenue, Airport Development Program, Series A (MBIA)	5.63	7/1/16	162,480
150,000	St. Louis Missouri Land Clearance Redevelopment Authority, Westminster Place Apartments, Mandatory Put 4/1/07 @100 (FNMA)	5.95	7/1/22	157,409
115,000	St. Louis Missouri School District	6.00	4/1/12	116,107
95,000	Taney County Public Water Supply, District Number 3 Lease Partner, Prerefunded 7/01/05 @ 100	7.25	1/1/14	97,195

				5,176,287

	Montana — 0.07%
80,000	Missoula County Hospital, ETM	7.13	6/1/07	85,013
55,000	Montana State Board Investment Payroll Tax, Workers Compensation Project, ETM, (MBIA)	6.88	6/1/11	61,963
35,000	Montana State Board Investment, Refunded 1996 Payroll Tax, ETM	6.88	6/1/20	39,316
100,000	Montana State Board Investment, Refunded Balance 1996 Payroll Tax, ETM	6.88	6/1/20	112,332
25,000	Montana State Board Investment, Refunded Payroll Tax, ETM	6.88	6/1/20	28,083

				326,707

	Nebraska — 0.48%
1,000,000	Clay County Nebraska Industrial Development Revenue, AMT (LOC)	4.75	3/15/09	1,046,330
390,000	Clay County Nebraska, AMT (LOC)	5.25	3/15/14	403,603
40,000	Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.00	12/1/11	40,617
50,000	Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.20	12/1/13	50,632
455,000	Nebraska Investment Financial Authority Multi-Family Housing, Old Cheney Apartments, Mandatory Put 12/1/05 @100 (FNMA)	5.50	12/1/25	456,365
145,000	Nebraska Investment Financial Authority Multi-Family Housing, Tara Hills Village (FNMA)	4.88	1/1/08	149,112

				2,146,659

	Nevada — 0.74%
1,850,000	Clark County Nevada Passenger Facility Charge Revenue, Las Vegas Mccarran International Airport, MBIA	5.38	7/1/14	1,988,214
20,000	Nevada Housing Division, AMT	6.45	10/1/07	20,055
25,000	Nevada Housing Division, AMT	6.00	10/1/09	25,167
40,000	Nevada Housing Division, AMT (FNMA)	5.90	4/1/06	40,000
80,000	Nevada Housing Division, AMT (FNMA)	5.50	10/1/09	84,006

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Nevada (continued)
$575,000	Nevada Housing Division, Multi-Unit Housing, Lake Vista Project, Series A, AMT (LOC)	5.20	10/1/18	$590,732
320,000	Nevada Housing Division, Multi-Unit, Arville Project, AMT (FNMA)	6.50	10/1/16	333,104
10,000	Nevada Housing Division, Single Family Mortgage, Series A, AMT	6.35	10/1/07	10,039
30,000	Nevada Housing Division, Single Family Mortgage, Series C-1	5.45	4/1/10	30,345
45,000	Nevada Housing Division, Single Family Mortgage, Series B-1	4.95	4/1/12	46,354
110,000	Nevada Housing Division, Single Family Mortgage, Series C-1	5.60	4/1/17	114,136

				3,282,152

	New Hampshire — 0.62%
500,000	New Hampshire Health & Educational Facilities Authority Revenue, Portsmouth Academy	5.00	7/1/13	519,980
1,200,000	New Hampshire Higher Education & Health Facilities, Franklin Pierce College	5.13	10/1/13	1,238,532
45,000	New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	4.90	10/1/08	47,739
495,000	New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	5.00	10/1/09	527,314
40,000	New Hampshire Higher Education & Health Facilities, Rivier College	4.75	1/1/05	40,000
10,000	New Hampshire Higher Education & Health Facilities, Rivier College	4.85	1/1/07	10,321
55,000	New Hampshire Higher Education & Health Facilities, Rivier College	4.90	1/1/08	57,565
315,000	New Hampshire Higher Education & Health Facilities, Rivier College	5.55	1/1/18	330,570

				2,772,021

	New Jersey — 2.98%
40,000	Bergen County New Jersey Utilities Authority, ETM	6.40	12/15/09	44,277
200,000	Essex County New Jersey Utilities Authority (FSA)	4.80	4/1/14	209,508
50,000	Glouchester County New Jersey Improvement Authority, AMT (County GTY)	5.00	11/1/10	53,341
2,635,000	Middlesex County New Jersey Utilities Authority, Sewage Revenue, Series A (MBIC)	6.25	8/15/10	2,932,149
135,000	Moorestown Township New Jersey Fire District Number 1	4.00	10/1/10	142,063
1,500,000	New Jersey Economic Development Authority Revenue, First Mortgage, Far Hills Country Day School	4.40	9/1/24	1,534,680
5,500,000	New Jersey Economic Development Authority Revenue, First Mortgage, Far Hills Country Day School	5.50	9/1/24	5,713,180
575,000	New Jersey Health Care Facilities Financing Authority Revenue, Jersey City Medical Center (AMBAC/FHA)	4.80	8/1/21	598,270
280,000	New Jersey State Educational Facilities Authority	7.25	7/1/25	287,857
715,000	New Jersey State Educational Facilities Authority Revenue, Fairleigh Dickinson, Series C	4.25	7/1/06	726,040
500,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series A (AMBAC)	5.30	5/1/06	511,700
50,000	New Jersey State Turnpike Authority, Turnpike Revenue	5.20	1/1/08	51,962
50,000	New Jersey State Turnpike Authority, Turnpike Revenue	5.88	1/1/08	52,508
210,000	New Jersey State Turnpike Authority, Turnpike Revenue, ETM	5.70	5/1/13	232,307
175,000	Passaic County New Jersey	5.00	9/15/12	187,759

				13,277,601

	New Mexico — 0.47%
243,000	Albuquerque New Mexico Collateralized (FGIC), Zero Coupon	0.00	5/15/11	150,135
85,000	Albuquerque New Mexico Hospital Revenue	7.50	7/1/08	93,133
40,000	Albuquerque New Mexico Hospital Revenue, ETM	7.75	8/1/08	44,216
1,300,000	Bernalillo County New Mexico Gross Receipts Tax Revenue, (AMBAC)	4.00	6/15/14	1,320,085
370,000	Bernalillo County New Mexico Multi-Family, Mandatory Put 11/1/06 @100 (AXA)	4.60	11/1/25	369,534
30,000	New Mexico Mortgage Financing Authority (GNMA/FNMA)	5.50	7/1/17	31,022
70,000	New Mexico Mortgage Financing Authority (GNMA/FNMA)	5.60	7/1/28	71,698

				2,079,823

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	New York — 7.93%
$165,000	Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/07	$167,028
305,000	Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/08	313,208
315,000	Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/09	322,355
185,000	Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/10	187,096
125,000	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.20	12/1/13	130,980
110,000	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.40	12/1/18	115,283
335,000	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.50	12/1/28	345,810
125,000	Capital District Youth Center New York (LOC)	6.00	2/1/17	132,843
840,000	East Rochester New York Housing Authority Revenue, Gates Senior Housing Project, (GNMA)	6.13	4/20/43	946,361
500,000	Long Island Power Authority Electrical Systems Revenue, Series B	5.00	6/1/11	542,690
110,000	New York City Industrial Development Agency, College of Aeronautics Project	5.00	5/1/06	112,567
70,000	New York City Industrial Development Agency, College of Aeronautics Project	5.20	5/1/09	73,983
85,000	New York New York, Series B (AMBAC)	7.25	8/15/07	95,371
760,000	New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.25	5/15/11	834,769
2,285,000	New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.75	5/15/14	2,589,247
320,000	New York State Dormitory Authority Revenue, D’Youville College (Asset GTY)	4.38	7/1/08	337,622
745,000	New York State Dormitory Authority Revenue, Hunts Point Multi-Service Center	5.63	7/1/22	820,237
235,000	New York State Dormitory Authority Revenue, Lutheran Social Services (AMBAC/FHA)	5.13	2/1/18	248,651
330,000	New York State Dormitory Authority Revenue, Norwegian Christian Home and Health Center (MBIA/FHA)	4.90	8/1/21	345,791
3,670,000	New York State Dormitory Authority Revenue, Norwegian Christian Home and Health Center (MBIA/FHA)	6.10	8/1/41	4,074,837
600,000	New York State Dormitory Authority Revenue, Second Hospital	5.00	2/15/10	644,136
5,510,000	New York State Dormitory Authority Revenue, Second Hospital	5.75	2/15/15	6,233,188
500,000	New York State Dormitory Authority Revenues, (MBIA-IBC)	5.70	8/15/09	539,475
625,000	New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	640,138
300,000	New York State Urban Development Corporation Revenue, Community Enhancement Facilities	5.13	4/1/12	325,206
465,000	New York, New York City Industrial Development Agency, Civic Facility Revenue, Bank Street College Project (Radian)	4.50	12/1/07	488,762
600,000	Niagara Falls New York, Series A	4.00	11/1/14	597,078
175,000	Oneida County New York Industrial Development Agency Revenue, Civic Facilities – Mohawk Valley, Series A (FSA)	4.65	2/1/05	175,355
230,000	Oneida County New York Industrial Development Agency Revenue, Civic Facilities – Mohawk Valley, Series A (FSA)	4.70	2/1/06	236,205
245,000	Oneida County New York Industrial Development Agency Revenue, Civic Facilities – Mohawk Valley, Series A (FSA)	5.00	1/1/13	259,774
300,000	Oneida County New York Industrial Development Agency Revenue, Civic Facilities – Mohawk Valley, Series A (FSA)	5.00	1/1/13	316,683
100,000	Onondaga County New York Industrial Development Agency, Civic Facilities Revenue, Lemoyne College, Series A	5.50	3/1/14	106,691
40,000	Onondaga County New York Industrial Development, Lemoyne College	5.00	3/1/07	41,427

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	New York (continued)
$250,000	Port Authority of New Jersey & New York, Airport and Marina Improvements	5.25	9/15/12	$263,768
225,000	Schenectady New York Industrial Development Agency, Civic Facilities Revenue, Schaffer Heights (GNMA)	5.25	11/1/10	229,217
235,000	Syracuse New York Housing Authority Revenue (FHA)	5.00	8/1/07	239,745
90,000	Triborough Bridge & Tunnel Authority	7.25	1/1/10	99,888
9,940,000	Triborough Bridge & Tunnel Authority New York Revenues, General Purpose, Series SR, ETM	5.50	1/1/12	11,071,371
55,000	Yates County New York Industrial Development Agency, Civic Facilities Revenue, Soldiers & Sailors Memorial (FHA)	5.50	2/1/19	58,187

				35,303,023

	North Carolina — 0.98%
1,180,000	North Carolina Medical Care Community Revenue, Health Care, Series A	4.65	10/1/14	1,188,201
235,000	North Carolina Medical Care Community Revenue, North Carolina Housing Foundation, Inc.	6.00	8/15/10	260,267
495,000	North Carolina Medical Care, Community Hospital Revenue Bond, ETM	7.63	10/1/08	549,262
1,440,000	Pitt County North Carolina, Memorial Hospital Revenue	5.38	12/1/10	1,551,341
790,000	Winston Salem North Carolina Certificates Participation, Series A	5.00	6/1/07	822,461

				4,371,532

	North Dakota — 0.98%
1,250,000	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.60	6/1/13	1,352,688
1,650,000	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.55	6/1/16	1,781,637
95,000	North Dakota State Housing Finance Agency Revenue, Homemortgage Finance, Series E, AMT	4.50	7/1/07	97,041
65,000	North Dakota State Housing Finance Agency Revenue, Homemortgage Finance, Series E, AMT	4.55	1/1/08	66,494
110,000	North Dakota State Housing Finance Agency Revenue, Homemortgage Finance, Series E, AMT	4.85	7/1/11	113,205
110,000	North Dakota State Housing Finance Agency Revenue, Homemortgage Finance, Series E, AMT	4.95	1/1/12	113,075
55,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.50	1/1/07	55,779
60,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.55	1/1/08	61,103
165,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.55	7/1/08	169,551
70,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.65	1/1/09	71,896
200,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.85	7/1/11	205,827
190,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.95	1/1/12	195,147
80,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	5.00	1/1/13	80,584

				4,364,027

	Ohio — 1.57%
1,000,000	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A	5.00	11/15/12	1,085,090
500,000	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A	5.25	11/15/14	551,350
515,000	Cuyahoga County Ohio Mortgage Revenue, AMT (GNMA)	5.20	9/20/09	528,066
325,000	Cuyahoga County Ohio Multi-Family Housing, AMT (GNMA)	6.25	12/20/36	345,342
300,000	Hancock County Ohio Multi-Family Housing, Crystal Glen Apartments, AMT (LOC)	5.05	1/1/10	304,179
15,000	Jefferson County Ohio (Asset GTY)	6.63	12/1/05	15,604
575,000	Knox County Ohio Hospital Facilities Revenue, Knox Community Hospital (Asset GTY)	5.00	6/1/12	621,466
1,135,000	Lorain County Ohio Hospital Revenue, Humility of Mary Health Care, Prerefunded 6/15/05 @ 100	5.90	12/15/08	1,153,852

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Ohio (continued)
$35,000	Lucas-Palmer Housing Development Corporation of Ohio (FHA/MBIA)	5.90	7/1/07	$36,036
40,000	Montgomery County Ohio Hospital Revenue	6.88	4/1/06	41,265
190,000	Ohio Capital Corporation For Housing, Mortgage Revenue, Georgetown Village Ltd., Section 8 Assisted Project (FHA)	6.63	7/1/22	190,673
55,000	Ohio Capital Corporation For Housing, Mortgage Revenue, Section 8 Assisted Project (FHA)	5.55	8/1/24	55,022
10,000	Ohio State Mortgage Revenue (FHA)	5.60	8/1/06	10,260
790,000	Ohio State Water Development Authority Pollution Control Facility Revenue (MBIA)	5.00	12/1/13	856,526
80,000	Ohio State Water Development Pollution Control, ETM	6.38	6/1/07	84,154
372,000	Ohio State Water Development Pollution Control, General Motors Corp.	5.90	6/15/08	373,339
95,000	Portage County Ohio Hospital Revenue, ETM	6.70	12/1/07	102,253
150,000	Sandusky County Ohio Health Care Facilities Revenue (FNMA)	5.15	7/1/09	159,417
210,000	Stark County Ohio Health Care Facilty Review (GNMA)	5.30	7/20/18	221,369
230,000	Stark County Ohio Health Care Facilty Review (GNMA)	5.35	7/20/23	238,724

				6,973,987

	Oklahoma — 1.11%
1,130,000	Canadian County Oklahoma Home Financing Authority, Single Family Mortgage, Series A, Bonds Convert to 6.70% on 9/1/01, (GNMA)	6.70	9/1/32	1,209,190
140,000	Grand River Dam Authority Oklahoma Revenue, ETM	6.25	11/1/08	150,594
190,000	McAlester Oklahoma Public Works Authority, ETM (FSA)	8.25	12/1/05	200,492
100,000	Oklahoma Housing Finance Agency Multi-Family (FNMA)	5.10	12/1/07	102,626
5,000	Oklahoma State Turnpike Authority, Turnpike Revenue, ETM	4.70	1/1/06	5,014
25,000	Tulsa County Oklahoma Public Facilities Authority Capital Improvement Revenue	6.95	11/1/07	26,928
35,000	Tulsa Oklahoma Airports Improvement, Tulsa International Airport, ETM	6.40	6/1/06	36,245
20,000	Tulsa Oklahoma Industrial Authority Revenue, ETM	6.50	4/1/07	20,943
3,000,000	Washington County Oklahoma Medical Authority Revenue, Bartlesville, Jane Philips Medical Center Project	5.50	11/1/10	3,175,170

				4,927,202

	Oregon — 0.45%
1,710,000	Cow Creek Band Umpqua Tribe of Indians, Series B (AMBAC)	5.10	7/1/12	1,747,774
240,000	Oregon State Health Housing, Educational & Cultural Facilities, Cedar West Housing Project, Series A, AMT (LOC)	4.65	1/2/08	248,798

				1,996,572

	Pennsylvania — 10.43%
35,000	Allegheny County Pennsylvania Hospital Development Authority Revenue, ETM	6.75	7/1/05	35,799
260,000	Allegheny County Pennsylvania Hospital Development Authority Revenue (MBIA)	5.00	11/1/23	268,733
910,000	Allegheny County Pennsylvania Hospital Upmc (MBIA)	5.35	12/1/15	941,158
40,000	Allegheny County Pennsylvania Hospital Upmc, ETM	6.75	7/1/10	44,666
120,000	Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series DD-2, AMT (GNMA)	4.95	5/1/09	124,961
1,875,000	Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series KK-2, AMT, SUB (GNMA)	5.75	5/1/33	1,916,155
25,000	Allegheny County Pennsylvania, SFM (GNMA)	5.20	5/1/17	25,760
335,000	Beaver County Pennsylvania Industrial Development Authority (GNMA)	4.85	5/20/10	356,403
390,000	Berks County Pennsylvania Redevelopment Authority, Muliti-Family Revenue (FNMA)	5.15	1/1/19	394,512
770,000	Berks County Pennsylvania Solid Waste Authority, County Guaranteed Revenue	3.00	4/1/09	769,369
790,000	Berks County Pennsylvania Solid Waste Authority, County Guaranteed Revenue	2.88	4/1/10	785,600
810,000	Berks County Pennsylvania Solid Waste Authority, County Guaranteed Revenue	3.20	4/1/11	811,393

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
$80,000	Blair County Hospital Authority, ETM	6.90	7/1/08	$86,674
750,000	Cambria County Pennsylvania, GO (FGIC)	5.50	8/15/16	822,863
245,000	Carbon County Pennsylvania Hospital Authority, County Gauranteed Hospital Revenue, Gnaden Huetten Memorial Hospital Project	10.00	1/1/14	253,242
100,000	Chester County Pennsylvania Health & Education Facilities Authority Health Systems Revenue, Jefferson Health Systems, Series B	4.90	5/15/07	105,561
60,000	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.00	10/15/06	60,179
105,000	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.00	10/15/07	105,314
10,000	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.10	10/15/08	10,030
70,000	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.13	10/15/09	70,214
95,000	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.30	10/15/11	95,297
1,300,000	Chester County Pennsylvania Industrial Development Authority Revenue, Collegium Charter School Project, Series A (ACA)	4.00	4/15/13	1,288,183
1,435,000	Chester Pennsylvania Guaranteed Host Community Revenue, Series B	5.80	12/1/13	1,531,217
55,000	Coatesville Pennsylvania Water Revenue, ETM	6.25	10/15/13	62,745
290,000	Cumberland County Pennsylvania Municipal Authority Revenue, Presbyterian Homes, Inc. Project	6.00	12/1/26	297,151
50,000	Delaware County Pennsylvania Authority College Revenue, Eastern College	4.75	10/1/06	51,103
80,000	Delaware County Pennsylvania Authority College Revenue, Eastern College	4.95	10/1/08	84,780
50,000	Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B	4.85	10/1/07	52,481
840,000	Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B	5.50	10/1/19	849,349
40,000	Delaware County Pennsylvania Authority Health Care Revenue, Mercy Health Corp., Series A, ETM	5.13	11/15/12	40,837
200,000	Delaware County Pennsylvania Authority Revenue, Dunwoody Village Project	6.25	4/1/30	209,504
920,000	Delaware Valley Pennsylvania Regional Finance Authority Revenue, Local Government	5.50	7/1/12	1,026,177
5,000	Erie County Pennsylvania Hospital Authority Revenue, Hamot Medical Center Project, ETM	6.90	1/1/05	5,000
200,000	Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon University Project	5.20	7/15/16	205,172
10,000	Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project	5.75	3/15/12	10,502
110,000	Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project	5.85	3/15/17	114,486
350,000	Fayette County Pennsylvania Hospital Authority, Hospital Revenue, The Uniontown Hospital (AMBAC)	5.55	6/15/08	371,179
370,000	Fayette County Pennsylvania Hospital Authority, Hospital Revenue, The Uniontown Hospital (AMBAC)	5.65	6/15/09	392,418
1,000,000	Fayette County Pennsylvania Hospital Authority, Hospital Revenue, The Uniontown Hospital	5.75	6/15/15	1,062,000
85,000	Greene County Pennsylvania Industrial Development Authority, Monongahela Power Co., Series B (MBIA)	5.10	2/1/12	91,157
50,000	Hazleton Pennsylvania Area School District, Series A (FGIC)	5.00	3/1/10	53,706
40,000	Hazleton Pennsylvania Area School District, Series A (FGIC)	5.00	3/1/11	42,688
25,000	Indiana County Pennsylvania Industrial Development Authority, Pollution Control Revenue (MBIA)	6.00	6/1/06	26,257
1,290,000	Lehigh County Pennsylvania General Purpose Authority Revenues, Good Shepherd Group, Series A	4.00	11/1/09	1,316,045
70,000	Methacton Pennsylvania School District Authority Revenue, Prerefunded 10/01/06 @ 100	6.50	4/1/07	75,092

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
$255,000	Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	5.30	7/1/05	$258,509
235,000	Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	5.50	7/1/12	257,696
500,000	Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	6.00	7/1/15	558,430
2,000,000	Montgomery County Pennsylvania Industrial Development Authority, Retirement Community Revenue, Series B	5.75	11/15/17	2,104,780
10,000	Mount Lebanon Pennsylvania Hospital Authority, ETM	7.00	7/1/06	10,338
90,000	Northampton County Pennsylvania Higher Education Authority Revenue College, Moravian College	4.70	7/1/12	93,956
315,000	Pennsylvania Housing Finance Agency, Rental Housing, Zero Coupon	0.00	4/1/30	260,474
540,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 65A, AMT	4.60	10/1/08	559,856
150,000	Pennsylvania State Higher Education Facilities Authority, Health Services Revenue (MBIA)	5.40	11/15/07	159,117
50,000	Pennsylvania State Higher Education Facilities, Health Services, (MBIA)	5.88	11/15/21	53,357
1,100,000	Pennsylvania State Higher Educational Facilities Authority Revenue (RADIAN)	6.00	6/1/29	1,205,952
680,000	Pennsylvania State Higher Educational Facilities Authority,	5.25	11/1/18	733,183
310,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue	5.88	11/15/16	330,813
740,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.60	11/15/09	809,915
2,000,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.70	11/15/11	2,212,240
100,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group	5.60	11/15/09	106,372
205,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.00	11/1/08	212,567
145,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.55	11/1/09	154,545
205,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.65	11/1/10	216,394
200,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.90	11/1/12	210,682
135,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.00	11/1/13	143,477
350,000	Pennsylvania State Higher Educational Facilities, Health Services (MBIA)	5.88	11/15/18	368,984
40,000	Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	4.75	3/15/05	40,140
70,000	Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	4.85	3/15/06	70,248
80,000	Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.10	3/15/09	80,293
80,000	Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.20	3/15/10	80,297
80,000	Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.25	3/15/11	80,299
80,000	Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.30	3/15/12	80,301
500,000	Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.50	3/15/13	548,835
55,000	Pennsylvania State Higher Educational Facilities, Ursinus College	5.40	1/1/06	56,745
1,455,000	Philadelphia Pennsylvania Airport Authority Revenue, AMT (FGIC)	5.38	6/15/12	1,579,009
60,000	Philadelphia Pennsylvania Authority For Industrial Development, Development Reviews	5.00	8/15/09	61,991
65,000	Philadelphia Pennsylvania Authority For Industrial Development (FHA)	4.75	2/1/08	66,821
705,000	Philadelphia Pennsylvania Authority For Industrial Development, Arbor House Inc. Project, Series E	6.10	7/1/33	703,230
140,000	Philadelphia Pennsylvania Authority For Industrial Development, Jeanes Physicians’ Office	9.38	7/1/10	142,745
620,000	Philadelphia Pennsylvania Authority For Industrial Development, Senior Living Revenue, Reider House Project, Series A	6.10	7/1/33	618,444
585,000	Philadelphia Pennsylvania Authority For Industrial Development, Senior Living Revenue, Saligman House Project, Series C	6.10	7/1/33	583,532
70,000	Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.00	8/15/10	71,821
60,000	Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.10	8/15/11	61,306

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
$190,000	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Frankford Hospital, ETM	5.75	1/1/19	$205,552
2,500,000	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health System, Series A (AMBAC)	5.13	5/15/18	2,619,049
250,000	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jerferson Health Systems, Series A	5.00	5/15/10	265,975
1,005,000	Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Friends Hospital (ACA)	6.20	5/1/11	1,012,577
800,000	Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Health Systems, Series A (FHA)	5.38	1/1/28	825,200
900,000	Philadelphia Pennsylvania Parking Authority, Parking Revenue (AMBAC)	5.25	2/1/15	967,437
165,000	Philadelphia Pennsylvania Redevelopment Authority Housing Revenue, Multi-Family (FHA)	5.45	2/1/23	168,747
2,000,000	Pittsburgh Pennsylvania 2012, 2013, and 2014 (AMBAC)	5.50	9/1/12	2,136,140
735,000	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	756,124
840,000	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	864,141
25,000	Pittsburgh Pennsylvania Urban Redevelopment Authority, Oliver Garage Project (FGIC)	5.20	6/1/11	26,959
35,000	Pittsburgh Pennsylvania Urban Redevelopment Authority, Series C, AMT (GNMA/FNMA)	5.95	10/1/29	36,013
350,000	Potter County Pennsylvania Hospital Authority Revenue, Charles Cole Memorial Hospital	5.95	8/1/16	371,630
60,000	Pottsville Pennsylvania School District, ETM	9.38	5/1/06	62,660
50,000	Rose Tree Media Pennsylvania School District (FGIC)	4.40	2/15/11	52,273
250,000	Scranton-Lackawanna Pennsylvania Health & Welfare Authority Revenue	5.13	7/1/16	262,998
150,000	Somerset County Pennsylvania Hospital Authority, Somerset Community Hospital, District B (Asset GTY)	5.20	3/1/10	160,332
10,000	Somerset County Pennsylvania Hospital Authority, Somerset Community Hospital, District B (Asset GTY)	5.30	3/1/11	10,714
40,000	Suburban Lancaster Pennsylvania Sewer Authority Revenue, ETM	5.40	1/1/11	42,730
50,000	Unity Township Pennsylvania Municipal Authority Sewer Revenue, ETM	6.60	5/1/08	53,601
850,000	Upper Darby Pennsylvania School District, Series A	3.25	2/15/12	845,172
20,000	Upper Gwynedd-Towamencin Pennsylvania Municipal Authority Sewer Revenue, ETM	5.85	10/15/06	20,978
25,000	Wayne Pike Pennsylvania Joint School Authority School, ETM	6.00	12/1/07	26,496
300,000	Westmoreland County Pennsylvania, Series D, ETM	5.00	8/1/06	313,095
20,000	Williamsport Pennsylvania Area Joint School Authority School Revenue, ETM	5.70	2/1/06	20,376
255,000	Williamsport Pennsylvania Housing Authority Multi-Family (FHA/MBIA)	5.25	1/1/15	263,892
15,000	Womelsdorf Pennsylvania Sewer Authority, Prerefunded 2/1/07 @ 100	5.50	2/1/08	15,573
500,000	York County Pennsylvania Industrial Development Authority Water Facilities Revenue, York Water County Project	3.60	5/15/09	500,885
160,000	York Pennsylvania Housing Corp., Revenue Mortgage, Series A	6.88	11/1/09	160,211
55,000	York Township Water & Sewer, ETM	6.00	8/1/13	61,629

				46,419,965

	Rhode Island — 0.51%
105,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/16	112,674
105,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/17	112,578

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Rhode Island (continued)
$110,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/18	$117,434
120,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/19	127,781
125,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/20	132,196
130,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/21	136,664
1,400,000	Rhode Island State Economic Development Corp. Revenue, Providence Place Mall (Asset GTY)	5.75	7/1/10	1,517,376

				2,256,703

	South Carolina — 0.95%
95,000	Charleston County South Carolina Residential Recovery Revenue, Foster Wheeler Charleston	5.10	1/1/08	101,759
2,070,000	Columbia South Carolina Water & Sewer, ETM	7.75	1/1/11	2,379,320
500,000	South Carolina Jobs Economic Development Authority Revenue, AMT	5.05	6/1/08	527,125
87,000	South Carolina Jobs Economic Development Authority, Westminster Presbyterian	5.13	11/15/08	88,471
35,000	South Carolina State Housing Finance & Development	5.50	12/1/05	35,228
760,000	South Carolina State Housing Finance & Development, Mandatory Put 6/1/05 @ 100 (FNMA)	5.70	6/1/25	761,930
95,000	South Carolina State Housing Finance & Development (FHA)	6.05	7/1/27	95,249
245,000	South Carolina State Housing Finance & Development Authority, Multi-Family Revenue, Mandatory Put 6/1/10 @ 100 , AMT	6.75	6/1/25	250,863

				4,239,945

	South Dakota — 0.12%
500,000	South Dakota State Health & Educational Facilities Authority Revenue, Rapid City Regular Hospital	5.25	9/1/14	536,820

	Tennessee — 1.20%
200,000	Bristol Tennessee Health & Education Facilities Board Revenue, ETM	6.90	1/1/07	208,478
115,000	Greenville Tennessee Health & Educational Facilities, ETM	8.70	10/1/09	133,330
510,000	Johnson City Tennessee Electricity Revenue	4.75	5/1/08	539,340
505,000	Johnson City Tennessee Health & Education, ETM	7.00	7/1/11	576,786
190,000	Metro Government Nashville & Davidson County Tennessee (Asset GTY)	5.50	5/1/23	200,049
65,000	Metro Government Nashville & Davidson County Tennessee, CI Homes, Inc. Project, Series A, Prerefunded 10/1/07 @ 105	9.00	10/1/22	77,402
1,745,000	Metro Government Nashville & Davidson County Tennessee, Health and Education Facilities Board (Radian)	5.10	8/1/16	1,812,968
540,000	Metro Government Nashville & Davidson County Tennessee, Mandatory Put 2/1/06 @ 100 (FNMA)	5.20	2/1/21	550,935
530,000	Metro Government Nashville & Davidson County Tennessee, Multi-Family Housing, Welch Bend Apartments, Mandatory Put 1/1/07 @ 100 (FNMA)	5.50	1/1/27	553,431
640,000	Tennessee State School Board Authority, Prerefunded, Series B (ETM)	5.00	5/1/09	672,531

				5,325,250

	Territory of American Samoa — 0.05%
220,000	Territory of American Samoa, GO (ACA)	6.00	9/1/07	237,008

	Texas — 5.93%
100,000	Austin Texas Independent School District, Unrefunded Balance	5.70	8/1/11	104,981
5,000	Bexar County Texas Housing Finance Corp. Revenue, AMT (GNMA)	7.75	9/1/15	5,003

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Texas (continued)
$975,000	Bexar County Texas Housing Finance Corp., Multi Family Housing Revenue, Perkin Square Project, Series A-1, (GMNA)	6.55	12/20/34	$1,092,371
3,070,000	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Stablewood Farms (GNMA)	6.25	7/20/43	3,398,857
440,000	Bexar County Texas Revenue Project (MBIA)	5.75	8/15/22	480,414
503,000	Blanket Texas Independent School District, Public Facility Corporation Lease Revenue	5.90	1/1/10	531,601
100,000	Brazoria County Texas Municipal Utilities District Number 6	7.00	9/1/09	115,794
190,000	Brenham Texas, Certificates of Obligation (FSA)	5.38	8/15/15	210,265
30,000	Bryan Texas Higher Education Authority, Allen Academy	6.50	12/1/06	31,588
435,000	Bryan Texas Higher Education Authority, Allen Academy	7.30	12/1/16	483,550
49,361	Capital Area Housing Finance Corp., AMT	6.50	11/1/19	49,493
750,000	Danbury Higher Education Authority Revenue, George Gervin Youth Center, Series A	5.25	2/15/10	801,855
5,000	Del Rio Texas (Asset GTY)	7.50	4/1/08	5,708
55,000	Del Rio Texas (Asset GTY)	7.50	4/1/09	62,654
5,000	Del Rio Texas (Asset GTY)	6.50	4/1/10	5,486
5,000	Del Rio Texas (Asset GTY)	5.55	4/1/11	5,341
5,000	Del Rio Texas (Asset GTY)	5.65	4/1/13	5,347
5,000	Del Rio Texas (Asset GTY)	5.75	4/1/16	5,333
65,000	Del Rio Texas (Asset GTY)	5.75	4/1/17	69,232
20,000	Denison Texas Hospital Authority Hospital Revenue, ETM	7.13	7/1/08	21,761
130,000	Edgewood Texas Independent School District	4.90	8/15/08	140,752
130,000	Edgewood Texas Independent School District	5.00	8/15/09	141,198
140,000	Edgewood Texas Independent School District	5.00	8/15/10	152,060
160,000	Edgewood Texas Independent School District	5.25	8/15/13	175,157
75,000	Garland Texas Certificates of Obligation	5.75	2/15/18	83,318
500,000	Greater Greenspoint Texas Redevelopment Authority Tax Increment Contract	5.25	9/1/10	548,555
285,000	Harris County Texas Hospital District Mortgage Revenue, (MBIA)	7.40	2/15/10	317,356
440,000	Harris County Texas Housing Finance Corp., Multi Family Housing Revenue, Copperwood Ranch Apartments, Series A, SUB, AMT (AMBAC)	4.85	12/1/12	464,908
120,000	Harris County Texas Municipal Utilities District Number 368	7.00	9/1/14	141,104
255,000	Harris County Texas Municipal Utility District Number 354	5.30	5/1/12	270,828
300,000	Heart of Texas Housing Financial Corp., Waco Parkside Village, Multi-Family Housing, AMT (GNMA)	7.40	9/20/35	327,114
130,000	Houston Texas Apartment Systems Revenue, ETM	7.60	7/1/10	151,490
125,000	Houston Texas Sewer System Revenue, ETM	6.38	10/1/08	135,108
45,000	Kleberg County Texas Hospital Revenue, ETM	8.00	7/1/08	49,625
400,000	Lubbock Texas Health Facility Revenue	5.88	3/20/37	429,004
1,000,000	Midland County, Texas Hospital District Revenue Bond (AMBAC)	5.38	6/1/16	1,059,710
2,600,000	North Texas Health Facilities Development Corp., Hospital Revenue, United Regional Health Care Systems Inc. Project (MBIA)	5.00	9/1/14	2,765,335
220,000	Northeast Hospital Authority Texas Revenue, ETM	8.00	7/1/08	243,082
21,660	Odessa Texas Housing Finance Corp. Single Family (FNMA)	8.45	11/1/11	22,178
35,000	Panhandle Texas Regulation Housing Finance, AMT (GNMA)	7.50	5/1/24	35,095
10,000	Panhandle-Plains Texas Higher Education, Series D, AMT	5.25	3/1/05	10,011
635,000	Retama Texas Development Corporation, Special Facilities Revenue, ETM	8.75	12/15/11	813,721
1,945,000	Retama Texas Development Corporation, Special Facilities Revenue, ETM	10.00	12/15/17	2,842,170
2,345,000	Retama Texas Development Corporation, Special Facilities Revenue, ETM	8.75	12/15/18	3,166,007
1,000,000	San Antonio Texas Electric & Gas, Series 2000	5.80	2/1/06	1,020,290
65,000	Southeast Texas Hospital Finance, ETM	6.50	5/1/09	70,548
35,000	Tarrant County Texas Health Facilities Development Revenue, South Central Nursing Homes (FHA/MBIA)	6.00	1/1/37	38,360

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Texas (continued)
$490,000	Tarrant County Texas Housing Finance Corp., Multi-Family Housing, Summit Project A, Mandatory Put 9/1/07 @ 100 (FNMA)	5.08	9/1/27	$504,288
20,000	Texarkana Texas Housing Finance Corp. Mortgage, Summer Hill, Series A (GNMA)	5.55	1/20/07	20,223
690,000	Texas State Afforable Housing, Multifamily Housing Revenue, American Housing Foundation, Series A, (MBIA)	4.05	9/1/07	696,762
170,000	Texas State Department Housing & Community Affairs, Volente Project, AMT (FNMA)	5.00	7/1/08	178,306
500,000	Texas State Public Finance Authority	5.25	10/1/09	539,750
300,000	Texas State Public Finance Authority Building Revenue, Department of Criminal Justice, Series A	5.25	2/1/11	325,635
5,000	Texas State Water Development Revenue, Series B, ETM	6.50	8/1/05	5,129
500,000	Texas Water Development Board Revenue, Series B	5.75	7/15/12	556,320
15,000	Travis County Texas Health Facilities Development Corporation Hospital Revenue, ETM	5.00	11/1/05	15,363
230,000	Travis County Texas Housing Finance Corp., Broadmoor Apartments Project, AMT (FSA)	5.70	6/1/06	235,410
200,000	Ysleta Texas Independent School District Public Facilities Corporation Lease Revenue	4.75	11/15/12	212,180

				26,390,084

	Utah — 0.74%
75,000	Provo City Utah Housing Authority Multi-Family, Lookout Pointe Apartments (GNMA)	6.00	7/20/08	76,751
10,000	Salt Lake City Utah Hospital Revenue, ETM	8.00	5/15/07	10,720
1,750,000	Utah Housing Corp Single Family Mortgage Revenue	5.25	7/1/25	1,794,555
935,000	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.00	7/1/18	965,042
35,000	Utah State Housing Finance Agency, Single Family Mortgage, A2 Class III, AMT	5.05	7/1/12	35,397
30,000	Utah State Housing Finance Agency, Single Family Mortgage, Series F1, Class I	5.50	7/1/16	30,165
150,000	Utah State Housing Finance Agency, Single Family Mortgage, Mezz D2, AMT	5.40	7/1/20	153,483
70,000	Utah State Housing Finance Agency, Single Family Mortgage, Series A2 Class II, AMT	5.40	7/1/16	71,108
45,000	Utah State Housing Finance Agency, Single Family Mortgage, Series A2, Class III, AMT	5.20	7/1/11	45,277
55,000	Utah State Housing Finance Agency, Single Family Mortgage, Series B2, Class III, AMT	5.25	7/1/11	55,324
30,000	Utah State Housing Finance Agency, Single Family Mortgage, Series Sub-D2, AMT	5.25	7/1/12	30,184
10,000	Utah State Housing Finance Agency, Sub-Single Family Mortgage, Issue F1	5.85	7/1/07	10,027

				3,278,033

	Various States — 1.10%
4,875,000	Municipal Mortgage and Equity Financial CDD Senior Securitization Trust, LOC, Mandatory Put 11/01/08 @ 100	3.38	11/1/08	4,880,753

	Vermont — 0.09%
95,000	Vermont Educational & Health Buildings Financing Agency, Norwich University Project	5.00	7/1/06	97,216
95,000	Vermont Educational & Health Buildings Financing Agency, Norwich University Project	5.00	7/1/07	97,888
175,000	Vermont Educational & Health Buildings Financing Agency, Norwich University Project	5.75	7/1/13	186,052

				381,156

	Virginia — 1.35%
565,000	Chesterfield County Virginia Industrial Development Authority (LOC)	5.00	7/1/14	587,803
165,000	Chesterfield County Virginia Industrial Development Authority (LOC)	5.20	7/1/19	169,523
275,000	Newport News Virginia Industrial Development Authority (GNMA)	7.25	8/1/16	291,690
4,740,000	Poplar Hill Virginia Community Development Authority Certificates Participation Adjustment, Series A	5.50	9/1/34	4,701,322
205,000	Richmond Virginia Metro Authority Expressway Revenue, Partially Prerefunded, Balance ETM	7.00	10/15/13	241,812

				5,992,150

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Washington — 2.87%
$65,000	Grays Harbor County Washington Public Utility, ETM	5.38	1/1/06	$65,887
1,795,000	King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.25	9/20/42	2,058,254
365,000	Seattle Washington Housing Authority (GNMA)	7.40	11/20/36	399,686
1,340,000	Seattle Washington New Public Housing Authority	4.88	8/1/08	1,437,150
1,615,000	Seattle Washington New Public Housing Authority	4.88	8/1/09	1,732,087
125,000	Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Junior Lien A (Standby LOC)	5.75	4/1/28	122,199
245,000	Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Senior Lien A	5.63	4/1/28	234,602
470,000	Spokane Washington Housing Authority, Cheney Care Center Revenue, Series A, (GNMA)	6.35	8/20/39	525,310
1,000,000	Washington State Health Care Facilities Authority Revenue, Childrens Hospital & Regular Medical Center	5.38	10/1/16	1,100,290
1,500,000	Washington State Health Care Facilities Authority Revenue, Multicare Health Systems	5.25	8/15/10	1,630,260
900,000	Washington State Health Facilities Authority Revenue, Grays Harbor Community Hospital (RADIAN)	5.85	7/1/12	1,003,626
1,150,000	Washington State Housing Finance Community, AMT (LOC), Mandatory Put 7/1/08 @100	4.90	7/1/30	1,156,061
465,000	Washington State Housing Financial Commonwealth, Bonds Convert 6/1/08 to 5.60%, AMT, Zero Coupon, (GNMA/FNMA)	0.00	12/1/20	385,601
135,000	Washington State Housing Revenue, Crista Ministries Project (LOC)	5.10	7/1/10	140,326
240,000	Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.10	1/1/14	250,171
200,000	Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.30	1/1/19	205,780
200,000	Washington State, Series A	5.25	7/1/12	214,252
100,000	Washington State, Series A	4.88	10/1/15	100,495

				12,762,037

	West Virginia — 0.34%
55,000	Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp. Project (Standby LOC)	5.55	9/1/08	57,100
55,000	Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp. Project (Standby LOC)	5.70	9/1/09	57,024
205,000	Harrison County West Virginia, County Community Special Obligation, Series A, ETM	6.25	5/15/10	228,005
300,464	Harrison County West Virginia, Series B, (AMBAC) Zero Coupon	0.00	10/20/10	190,443
755,000	Kanawha County West Virginia Building Community Revenue, Charleston Area Medical Center Project, ETM	6.60	12/1/08	825,373
105,000	Kanawha County West Virginia Single Family Mortgage Revenue, ETM	7.40	12/1/10	121,476
40,000	Wood County West Virginia Building Community Revenue, ETM	6.63	1/1/06	40,766

				1,520,187

	Wisconsin — 2.07%
250,000	Beloit Wiscosin School District	5.00	10/1/12	264,325
100,000	Hortonville Wisconsin School District	4.90	4/1/11	105,155
120,000	Oshkosh Wisconsin Hospital Facility Revenue, Mercy Medical Center, Prerefunded 7/01/07 @ 100	7.38	7/1/09	130,279
270,000	Shell Lake Wisconsin Nursing Home Revenue, Terraceview Living (GNMA)	5.30	9/20/18	274,131
65,000	Whitewater Wisconsin Waterworks Systems Mortgage Revenue	7.50	7/1/16	69,959
95,000	Wisconsin Housing and Economic Development Authority, Series B, AMT	4.95	9/1/09	99,000
1,250,000	Wisconsin Housing and Economic Development Authority, Series C	4.60	11/1/11	1,293,575
2,500,000	Wisconsin State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc.	5.00	8/15/10	2,682,675

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Wisconsin (continued)
$3,000,000	Wisconsin State Health & Educational Facilities, Hudson Memorial Hospital, (FHA)	5.60	7/15/22	$3,200,819
285,000	Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.10	8/15/07	303,089
170,000	Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.20	8/15/08	182,493
295,000	Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.30	8/15/09	315,885
5,000	Wisconsin State Health & Educational Facilities, Viterbo College Income Project (LOC)	5.40	2/1/05	5,009
135,000	Wisconsin State Health & Educational Facilities, Viterbo College Income Project (LOC)	5.75	2/1/12	139,921
135,000	Wisconsin State Health & Educational Facilities. Viterbo College Income Project (LOC)	6.00	2/1/17	140,150

				9,206,465

	Wyoming — 0.16%
150,000	Teton County Wyoming, Teton County School District No 1 Project (MBIA)	5.00	6/1/05	151,805
555,000	Wyoming Community Development Authority, Multi-Family Revenue, Aspen Court Apartments, Mandatory Put 12/1/08 @ 100, AMT (LOC)	4.75	12/1/30	560,716

				712,521

	Total Municipal Bonds (cost $386,579,217)			396,502,961

	Taxable Securities — 5.67%
5,552,000	AFS Energy Savings Control*	6.35	3/1/25	5,552,000
1,548,082	BFL Funding IV LLC, Series*	5.95	3/1/10	1,577,975
10,900,000	IIS/Syska Holdings Energy*	3.90	8/15/08	10,685,162
2,740,000	Kidspeace National Center of Georgia	4.50	12/1/28	2,750,412
4,660,000	Landmark Leasing 04A LLC, Series*	6.20	10/1/22	4,644,016

	Total Taxable Securities (cost $25,419,177)			25,209,565

	Money Market Mutual Funds — 4.83%
20,900,000	Blackrock Provident Institutional Fund	1.76	12/31/49	20,900,000
584,733	SEI Institutional Fund, Tax-Free Money Market #21	1.58	12/31/99	584,733

	Total Money Market Mutual Funds (cost $21,484,733)			21,484,733

	Taxable Municipal Bonds — 1.29%
5,608,000	Amerescosolutions Energy*	6.00	5/1/22	5,731,937

	Total Taxable Municipal Bonds (cost $5,608,000)			5,731,937

	Total Investments (cost $439,091,127) (a) — 100.90%			448,929,196
	Liabilities in excess of other assets — (0.90)%			(4,015,597)

	Net Assets — 100.00%			$444,913,599

Percentages indicated are based on net assets of $444,913,599.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $619,665. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$11,212,893
Unrealized depreciation	(1,374,824)

Net unrealized appreciation	$9,838,069

(b)	Represents non-income producing securities.

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ACA — American Capital Access

AMT — Alternative Minimum Tax

AMBAC — AMBAC Indemnity Corp.

AXA — AXA Reinsurance UK

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Co.

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corp.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

FNMA — Federal National Mortgage Association

FSA — Financial Security Assurance, Inc.

GNMA — Government National Mortgage Association

GO — Government Obligation

GTY — Guaranteed

IRBA — Industrial Reconstruction Building Authority

ISND — Insured

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

MBIA — MBIA Insurance Corp.

MBIA-IBC — MBIA Insured Bond Certificate

PSF-GTD — Permanent School Fund Guaranteed

RADIAN — Radian Group, Inc.

SUB — Step-up bond

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Short-Term Investments — 0.03%
$52,631	Liquidity Management Control System Time Deposit	1.490	1/3/05	$52,631

	U.S. Government Agency Mortgages — 39.95%
375,000	Fannie Mae	1.75	6/16/06	367,724
3,100,000	Fannie Mae	2.71	1/30/07	3,064,973
1,730,000	Fannie Mae	2.35	4/5/07	1,693,853
665,000	Fannie Mae	3.13	3/16/09	646,181
450,000	Fannie Mae	6.63	9/15/09	502,458
485,000	Fannie Mae	7.13	6/15/10	557,470
835,000	Fannie Mae	6.00	5/15/11	919,889
360,000	Fannie Mae	5.50	7/18/12	364,339
340,792	Fannie Mae	5.50	1/1/14	353,172
319,603	Fannie Mae Strip, Series 317, Class 1, PO	0.00	8/1/31	271,551
386,703	Fannie Mae Strip, Series 317, Class 2, IO	8.00	8/1/31	76,675
2,658	Fannie Mae, Pool #117095	8.50	7/1/08	2,714
80,299	Fannie Mae, Pool #124836	10.00	5/1/22	90,580
31,515	Fannie Mae, Pool #124911	10.00	3/1/16	35,712
8,945	Fannie Mae, Pool #190535	11.00	1/1/16	10,255
6,704	Fannie Mae, Pool #23	8.50	8/1/11	7,030
32,710	Fannie Mae, Pool #252259	5.50	2/1/14	33,898
352,718	Fannie Mae, Pool #252345	6.00	3/1/14	370,391
40,465	Fannie Mae, Pool #253265	7.50	5/1/30	43,358
20,559	Fannie Mae, Pool #253267	8.50	5/1/30	22,389
207,199	Fannie Mae, Pool #253399	8.50	8/1/30	225,645
45,732	Fannie Mae, Pool #253438	8.50	9/1/30	49,804
16,178	Fannie Mae, Pool #253545	7.00	12/1/30	17,156
56,358	Fannie Mae, Pool #253584	7.50	1/1/31	60,387
60,880	Fannie Mae, Pool #253643	7.50	2/1/31	65,233
25,225	Fannie Mae, Pool #254212	8.00	1/1/32	27,312
315,611	Fannie Mae, Pool #254346	6.50	6/1/32	331,097
253,701	Fannie Mae, Pool #254403	6.00	8/1/17	266,013
37,525	Fannie Mae, Pool #254487	7.50	9/1/32	40,176
372,682	Fannie Mae, Pool #255225	5.50	6/1/34	378,572
320,952	Fannie Mae, Pool #255313	5.50	8/1/34	326,014
27,148	Fannie Mae, Pool #259091	8.00	8/1/30	29,437
13,827	Fannie Mae, Pool #259100	8.00	9/1/30	14,993
103,586	Fannie Mae, Pool #303406	10.00	2/1/25	116,639
8,895	Fannie Mae, Pool #313033	10.00	7/1/17	10,035
14,709	Fannie Mae, Pool #313328	10.00	7/1/18	16,776
88,771	Fannie Mae, Pool #323354	6.00	11/1/28	92,107
935,271	Fannie Mae, Pool #357414	4.00	7/1/18	914,748
12,136	Fannie Mae, Pool #359461	10.50	12/1/17	13,655
83,459	Fannie Mae, Pool #378141	10.00	4/1/19	93,934
89,438	Fannie Mae, Pool #397120	10.00	5/1/21	101,570
22,957	Fannie Mae, Pool #399289	10.00	12/1/14	25,163
2,158	Fannie Mae, Pool #447140	7.50	11/1/29	2,313
3,953	Fannie Mae, Pool #50163	10.50	11/1/18	4,550
2,215	Fannie Mae, Pool #511096	7.50	8/1/29	2,374
323,337	Fannie Mae, Pool #514132	7.00	8/1/29	343,043
180,368	Fannie Mae, Pool #514574	7.50	1/1/30	193,326

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$7,922	Fannie Mae, Pool #532042	7.50	6/1/30	$8,489
90,721	Fannie Mae, Pool #534063	7.50	3/1/30	97,260
143,672	Fannie Mae, Pool #535332	8.50	4/1/30	156,619
46,180	Fannie Mae, Pool #535435	8.50	8/1/30	50,291
188,026	Fannie Mae, Pool #535488	8.50	9/1/30	204,765
437,170	Fannie Mae, Pool #535988	7.00	6/1/31	463,443
21,723	Fannie Mae, Pool #536282	8.50	7/1/30	23,657
17,872	Fannie Mae, Pool #54075	8.50	12/1/08	18,472
29,403	Fannie Mae, Pool #541903	7.50	6/1/30	31,505
42,209	Fannie Mae, Pool #545082	7.50	6/1/31	45,227
954,122	Fannie Mae, Pool #545139	7.00	8/1/31	1,011,768
35,035	Fannie Mae, Pool #545240	8.00	9/1/31	37,989
37,004	Fannie Mae, Pool #545556	7.00	4/1/32	39,228
156,126	Fannie Mae, Pool #545762	6.50	7/1/32	163,873
59,744	Fannie Mae, Pool #546591	8.50	6/1/30	65,063
45,099	Fannie Mae, Pool #548190	7.50	10/1/30	48,323
2,693	Fannie Mae, Pool #549605	8.50	8/1/30	2,932
436,269	Fannie Mae, Pool #555034	6.00	9/1/17	457,441
163,865	Fannie Mae, Pool #555144	7.00	10/1/32	173,737
1,800,180	Fannie Mae, Pool #555489	5.50	5/1/18	1,862,462
19,176	Fannie Mae, Pool #555494	5.50	5/1/18	19,840
398,195	Fannie Mae, Pool #555531	5.50	6/1/33	404,599
48,290	Fannie Mae, Pool #557160	8.50	12/1/30	52,589
8,711	Fannie Mae, Pool #559351	7.50	10/1/30	9,334
321,944	Fannie Mae, Pool #559894	6.50	4/1/31	337,969
9,506	Fannie Mae, Pool #560534	7.00	11/1/30	10,081
104,796	Fannie Mae, Pool #561883	7.50	11/1/30	112,288
44,395	Fannie Mae, Pool #562906	7.50	3/1/31	47,566
6,470	Fannie Mae, Pool #567649	8.00	2/1/31	7,016
6,776	Fannie Mae, Pool #572346	8.00	3/1/31	7,336
56,403	Fannie Mae, Pool #573752	8.50	2/1/31	61,424
4,523	Fannie Mae, Pool #574841	7.50	3/1/31	4,846
68,655	Fannie Mae, Pool #580055	5.50	7/1/16	71,068
11,668	Fannie Mae, Pool #58253	10.00	10/1/16	12,550
93,095	Fannie Mae, Pool #588099	6.00	7/1/16	97,613
101,027	Fannie Mae, Pool #590944	7.00	8/1/31	107,098
7,722	Fannie Mae, Pool #595947	8.00	7/1/31	8,361
43,520	Fannie Mae, Pool #598548	8.00	10/1/31	47,121
5,885	Fannie Mae, Pool #601970	8.00	9/1/31	6,381
5,798	Fannie Mae, Pool #606565	7.00	10/1/31	6,147
24,800	Fannie Mae, Pool #606811	8.00	10/1/31	26,852
145,483	Fannie Mae, Pool #606964	7.00	10/1/31	154,226
46,813	Fannie Mae, Pool #609525	8.00	10/1/31	50,687
41,635	Fannie Mae, Pool #610381	7.00	10/1/31	44,137
179,690	Fannie Mae, Pool #610995	5.50	11/1/16	186,005
176,463	Fannie Mae, Pool #611030	6.00	3/1/17	185,026
5,460	Fannie Mae, Pool #615206	6.50	11/1/31	5,732
9,241	Fannie Mae, Pool #615545	8.00	11/1/31	10,006
565,831	Fannie Mae, Pool #617015	6.00	12/1/16	593,290
107,865	Fannie Mae, Pool #618032	5.50	3/1/17	111,597
12,745	Fannie Mae, Pool #621535	6.50	3/1/32	13,377
207,294	Fannie Mae, Pool #625030	6.50	1/1/32	217,612

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$66,848	Fannie Mae, Pool #629985	5.50	10/1/18	$69,145
767,370	Fannie Mae, Pool #631362	5.50	2/1/17	794,341
65,649	Fannie Mae, Pool #632873	5.50	2/1/17	67,956
542,716	Fannie Mae, Pool #644988	6.00	5/1/17	569,054
530,819	Fannie Mae, Pool #649672	6.50	8/1/32	557,158
272,287	Fannie Mae, Pool #650516	6.50	6/1/32	285,647
50,011	Fannie Mae, Pool #653877	6.50	8/1/32	52,492
614,030	Fannie Mae, Pool #654790	6.50	8/1/32	644,157
282,766	Fannie Mae, Pool #661324	6.50	9/1/32	296,640
565,903	Fannie Mae, Pool #666705	5.50	11/1/17	585,482
75,839	Fannie Mae, Pool #685191	6.00	2/1/18	79,519
20,269	Fannie Mae, Pool #685473	5.50	4/1/18	20,964
810,513	Fannie Mae, Pool #688729	5.50	3/1/18	838,306
21,403	Fannie Mae, Pool #711249	5.50	5/1/18	22,137
37,650	Fannie Mae, Pool #725065	5.50	12/1/18	38,941
19,570	Fannie Mae, Pool #725174	5.50	1/1/19	20,241
3,975,098	Fannie Mae, Pool #725232	5.00	3/1/34	3,951,779
321,204	Fannie Mae, Pool #725418	6.50	5/1/34	336,964
1,607,079	Fannie Mae, Pool #725711	5.50	7/1/19	1,662,187
534,351	Fannie Mae, Pool #727384	4.50	9/1/18	532,632
158,369	Fannie Mae, Pool #730935	4.50	8/1/18	157,860
93,423	Fannie Mae, Pool #731076	5.50	7/1/18	96,627
201,145	Fannie Mae, Pool #732991	4.50	8/1/18	200,498
173,795	Fannie Mae, Pool #736048	5.00	8/1/33	172,775
68,609	Fannie Mae, Pool #737287	5.00	6/1/18	69,772
323,305	Fannie Mae, Pool #739450	5.50	8/1/33	328,404
746,004	Fannie Mae, Pool #740710	4.50	9/1/18	743,604
205,922	Fannie Mae, Pool #741317	5.50	10/1/18	212,995
744,468	Fannie Mae, Pool #741583	5.50	9/1/18	769,996
94,491	Fannie Mae, Pool #744728	4.00	10/1/18	92,417
368,445	Fannie Mae, Pool #751890	5.50	12/1/18	381,101
93,355	Fannie Mae, Pool #758703	5.50	11/1/19	96,544
0	Fannie Mae, Pool #759002	6.50	1/1/34	0
102,062	Fannie Mae, Pool #761243	5.50	6/1/19	105,562
176,204	Fannie Mae, Pool #764767	5.50	3/1/34	178,982
738,902	Fannie Mae, Pool #766066	4.50	2/1/19	737,014
469,581	Fannie Mae, Pool #766227	5.50	2/1/34	476,987
271,284	Fannie Mae, Pool #766603	5.50	3/1/34	275,562
574,223	Fannie Mae, Pool #766662	6.50	3/1/34	602,397
337,286	Fannie Mae, Pool #772664	5.50	3/1/34	342,606
477,091	Fannie Mae, Pool #773176	5.50	6/1/34	484,615
468,643	Fannie Mae, Pool #773385	5.50	5/1/34	476,034
296,182	Fannie Mae, Pool #779270	5.50	6/1/34	300,854
125,029	Fannie Mae, Pool #779414	5.50	6/1/19	129,317
399,297	Fannie Mae, Pool #782586	5.00	6/1/19	405,885
1,161,561	Fannie Mae, Pool #783710	5.50	7/1/34	1,179,880
62,788	Fannie Mae, Pool #784200	5.00	6/1/19	63,824
298,693	Fannie Mae, Pool #786388	5.50	7/1/34	303,404
318,841	Fannie Mae, Pool #786446	5.50	7/1/34	323,870
317,553	Fannie Mae, Pool #786489	5.50	7/1/34	322,561
131,911	Fannie Mae, Pool #789746	5.50	7/1/34	133,991
457,864	Fannie Mae, Series 1996-48, Class Z	7.00	11/25/26	482,201

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$450,000	Fannie Mae, Series 2003-87, Class TJ	4.50	9/25/18	$438,481
1,113,007	Fannie Mae, Series 2004-28, Class PB	6.00	8/25/28	1,147,110
1,000,000	Fannie Mae, TBA	0.00	1/19/20	975,938
5,400,000	Fannie Mae, TBA	0.00	1/19/20	5,484,374
900,000	Fannie Mae, TBA	0.00	1/13/35	930,375
1,000,000	Fannie Mae, TBA	5.50	1/31/35	1,038,750
1,100,000	Fannie Mae, TBA	0.00	2/1/35	1,062,875
2,900,000	Fannie Mae, TBA	0.00	2/1/35	3,040,470
450,000	Freddie Mac	3.50	4/1/08	447,444
525,000	Freddie Mac	3.88	1/12/09	522,834
880,000	Freddie Mac	4.75	12/8/10	884,447
3,215,000	Freddie Mac	4.50	12/16/10	3,211,930
765,000	Freddie Mac	4.13	2/24/11	753,208
640,000	Freddie Mac	5.00	12/15/17	651,409
990,000	Freddie Mac	5.50	1/15/31	1,024,917
126,339	Freddie Mac, Gold Pool #170199	9.50	10/1/16	141,789
16,876	Freddie Mac, Gold Pool #183455	12.00	12/1/10	19,288
7,170	Freddie Mac, Gold Pool #360019	10.50	12/1/17	8,154
18,702	Freddie Mac, Gold Pool #555285	10.00	4/1/16	20,274
1,035,165	Freddie Mac, Gold Pool #A12118	5.00	8/1/33	1,030,137
609,359	Freddie Mac, Gold Pool #B13607	4.50	4/1/19	607,701
17,597	Freddie Mac, Gold Pool #C01104	8.00	12/1/30	19,069
79,176	Freddie Mac, Gold Pool #C01187	7.50	5/1/31	84,864
88,698	Freddie Mac, Gold Pool #C01372	7.50	5/1/32	94,995
146,419	Freddie Mac, Gold Pool #C01623	5.50	9/1/33	148,881
453,799	Freddie Mac, Gold Pool #C01848	6.00	6/1/34	469,021
777	Freddie Mac, Gold Pool #C35806	7.50	2/1/30	832
51,078	Freddie Mac, Gold Pool #C41019	8.00	8/1/30	55,352
48,889	Freddie Mac, Gold Pool #C41473	7.50	8/1/30	52,401
34,919	Freddie Mac, Gold Pool #C41513	8.00	8/1/30	37,841
5,555	Freddie Mac, Gold Pool #C41563	8.00	8/1/30	6,020
18,802	Freddie Mac, Gold Pool #C42213	7.50	9/1/30	20,153
96,535	Freddie Mac, Gold Pool #C42635	8.00	10/1/30	104,613
9,444	Freddie Mac, Gold Pool #C43994	7.50	10/1/30	10,122
8,694	Freddie Mac, Gold Pool #C47558	7.50	2/1/31	9,318
7,292	Freddie Mac, Gold Pool #C48206	7.50	3/1/31	7,816
70,996	Freddie Mac, Gold Pool #C50601	8.00	4/1/31	76,907
74,730	Freddie Mac, Gold Pool #C58121	7.50	9/1/31	80,100
28,670	Freddie Mac, Gold Pool #C59301	7.50	10/1/31	30,730
15,271	Freddie Mac, Gold Pool #C65032	7.50	2/1/32	16,355
52,584	Freddie Mac, Gold Pool #C67274	7.50	5/1/32	56,318
116,013	Freddie Mac, Gold Pool #C68001	7.00	6/1/32	122,956
100,692	Freddie Mac, Gold Pool #D11089	9.50	10/1/17	111,332
356,996	Freddie Mac, Gold Pool #E00627	5.50	2/1/14	369,755
270,105	Freddie Mac, Gold Pool #E01137	6.00	3/1/17	282,926
438,203	Freddie Mac, Gold Pool #E01388	4.00	5/1/18	429,249
739,064	Freddie Mac, Gold Pool #E01653	4.50	6/1/19	737,053
108,938	Freddie Mac, Gold Pool #E84261	6.00	7/1/16	114,107
25,624	Freddie Mac, Gold Pool #E89400	6.00	4/1/17	26,841
94,404	Freddie Mac, Gold Pool #E90895	6.00	7/1/17	98,885
255,250	Freddie Mac, Gold Pool #E91323	6.00	9/1/17	267,365
8,900	Freddie Mac, Gold Pool #G01135	8.00	9/1/30	9,644

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$10,403	Freddie Mac, Gold Pool #G01311	7.00	9/1/31	$11,029
85,588	Freddie Mac, Gold Pool #G01391	7.00	4/1/32	90,738
669,971	Freddie Mac, Gold Pool #M80813	4.00	4/1/10	667,367
300,000	Freddie Mac, TBA	0.00	1/19/20	309,750
200,000	Freddie Mac, TBA	0.00	1/13/35	206,562
100,000	Freddie Mac, TBA	0.00	1/13/35	99,281
300,000	Freddie Mac, TBA	0.00	1/20/35	315,563
500,000	Freddie Mac, TBA	0.00	1/20/35	517,969
8,545	Government National Mortgage Association, Pool #112784	12.00	2/15/14	10,045
5,662	Government National Mortgage Association, Pool #1277	11.50	9/20/19	5,910
29,395	Government National Mortgage Association, Pool #129961	11.00	8/15/15	34,130
1,640	Government National Mortgage Association, Pool #151321	10.50	3/15/16	1,890
27,612	Government National Mortgage Association, Pool #156617	11.00	1/15/16	32,079
6,791	Government National Mortgage Association, Pool #217447	10.50	6/15/19	7,828
7,353	Government National Mortgage Association, Pool #252625	10.50	10/15/18	8,567
6,077	Government National Mortgage Association, Pool #278126	10.50	6/15/19	7,089
52,913	Government National Mortgage Association, Pool #278323	10.50	7/15/19	61,653
16,881	Government National Mortgage Association, Pool #36890	10.00	11/15/09	18,367
6,857	Government National Mortgage Association, Pool #38484	11.00	3/15/10	7,592
9,449	Government National Mortgage Association, Pool #41625	11.00	7/15/10	10,463
10,092	Government National Mortgage Association, Pool #42444	11.00	9/15/10	11,175
12,332	Government National Mortgage Association, Pool #42710	11.00	9/15/10	13,655
11,223	Government National Mortgage Association, Pool #43080	11.00	8/15/10	12,428
707	Government National Mortgage Association, Pool #43285	11.00	8/15/10	783
52,001	Government National Mortgage Association, Pool #45290	11.00	12/15/10	57,580
22,580	Government National Mortgage Association, Pool #488233	6.00	4/15/29	23,468
12,467	Government National Mortgage Association, Pool #497630	6.00	2/15/29	12,957
0	Government National Mortgage Association, Pool #499490	6.50	1/15/29	0
3,769	Government National Mortgage Association, Pool #545212	7.00	12/15/30	4,007
0	Government National Mortgage Association, Pool #568689	6.50	4/15/32	0
1,318,155	Government National Mortgage Association, Pool #569326	6.00	4/15/32	1,367,767
535,437	Government National Mortgage Association, Pool #572235	5.50	2/15/34	547,139
14,019	Government National Mortgage Association, Pool #58625	12.00	11/15/12	16,350
5,609	Government National Mortgage Association, Pool #60040	12.00	1/15/13	6,562
220,923	Government National Mortgage Association, Pool #603245	5.50	4/15/34	225,751
783,405	Government National Mortgage Association, Pool #604723	6.00	10/15/33	812,451
169,549	Government National Mortgage Association, Pool #607183	6.00	11/15/33	175,835
100,010	Government National Mortgage Association, Pool #637301	6.50	11/15/34	105,301
14,356	Government National Mortgage Association, Pool #70492	12.00	9/15/13	16,844
20,930	Government National Mortgage Association, Pool #71155	12.00	8/15/13	24,568
30,130	Government National Mortgage Association, Pool #780315	9.50	12/15/17	33,840
9,673	Government National Mortgage Association, Pool #780379	10.50	8/15/21	11,103
21,188	Government National Mortgage Association, Pool #780384	11.00	12/15/17	24,524
68,989	Government National Mortgage Association, Pool #780554	10.00	5/15/19	78,867
17,417	Government National Mortgage Association, Pool #780609	9.50	9/15/22	19,676
110,806	Government National Mortgage Association, Pool #780914	6.00	11/15/28	115,250
305,695	Government National Mortgage Association, Pool #781459	6.00	6/15/32	317,392
237,618	Government National Mortgage Association, Pool #781548	7.00	11/15/32	252,567
984,874	Government National Mortgage Association, Pool #781590	5.50	4/15/33	1,006,399
766,691	Government National Mortgage Association, Pool #781690	6.00	12/15/33	795,117
14,296	Government National Mortgage Association, Pool #80094	4.75	7/20/27	14,439
28,033	Government National Mortgage Association, Pool #80114	4.50	9/20/27	28,555

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$53,514	Government National Mortgage Association, Pool #80123	4.63	10/20/27	$54,741
45,561	Government National Mortgage Association, Pool #80137	4.63	11/20/27	46,607
12,430	Government National Mortgage Association, Pool #80145	4.63	12/20/27	12,716
15,978	Government National Mortgage Association, Pool #80156	3.38	1/20/28	16,237
1,296,230	Government National Mortgage Association, Pool #80916	3.75	5/20/34	1,278,389
52,809	Government National Mortgage Association, Pool #8585	3.38	1/20/25	53,539
136,777	Government National Mortgage Association, Pool #8595	3.38	2/20/25	138,884
44,185	Government National Mortgage Association, Pool #8611	3.38	3/20/25	44,799
60,972	Government National Mortgage Association, Pool #8621	3.38	4/20/25	60,685
129,051	Government National Mortgage Association, Pool #8631	3.38	5/20/25	128,445
37,048	Government National Mortgage Association, Pool #8644	3.38	6/20/25	37,654
46,103	Government National Mortgage Association, Pool #8664	3.75	7/20/25	46,681
2,740,910	Government National Mortgage Assosication, Pool # 604791	5.50	11/15/33	2,802,049

				83,934,257

	U.S. Treasury Notes — 18.88%
4,430,000	U.S. Treasury Notes	2.75	6/30/06	4,418,061
250,000	U.S. Treasury Notes	2.38	8/31/06	247,510
6,000,000	U.S. Treasury Notes	2.50	9/30/06	5,948,202
18,785,000	U.S. Treasury Notes	2.50	10/31/06	18,609,623
7,025,000	U.S. Treasury Notes	3.00	11/15/07	6,981,642
1,480,000	U.S. Treasury Notes	3.50	12/15/09	1,472,831
1,535,000	U.S. Treasury Notes	12.00	8/15/13	1,978,351

				39,656,220

	Corporate Bonds — 17.89%
310,000	AIG Sunamerica Global Finance	6.90	3/15/32	364,927
325,000	Allstate Financial Global Funding*	6.15	2/1/06	335,054
600,000	American Express Bank FSB	2.49	11/21/07	599,747
300,000	American Express Centurion Bank	4.38	7/30/09	304,777
60,000	Anadarko Finance Co., Series B	7.50	5/1/31	74,337
150,000	Asif Global Finance XXIII*	3.90	10/22/08	149,934
170,000	Associates Corp. NA	6.25	11/1/08	184,279
175,000	Avalon Bay Communities, Inc.	7.50	12/15/10	201,396
225,000	Bank of America Corp.	5.25	2/1/07	232,922
690,000	Bank of America Corp.	3.88	1/15/08	695,381
545,000	Bank of America Corp.	7.80	2/15/10	633,563
150,000	Bank of America Corp.	4.38	12/1/10	150,447
275,000	Bank One Corp.	6.00	8/1/08	294,328
375,000	Bellsouth Corp.	4.20	9/15/09	375,938
75,000	Bellsouth Corp.	6.55	6/15/34	81,750
325,000	Berkshire Hathaway Finance	3.38	10/15/08	321,281
260,000	Berkshire Hathway Finance	3.40	7/2/07	259,385
130,000	Boston Scientific	5.45	6/15/14	135,050
75,000	Bristol-Myers Squibb	6.88	8/1/97	86,029
25,000	Burlington North Santa Fe	6.13	3/15/09	26,870
250,000	Carolina Power & Light	6.13	9/15/33	267,152
500,000	Citigroup, Inc.	3.50	2/1/08	497,771
1,120,000	Citigroup, Inc.	3.63	2/9/09	1,110,396
1,150,000	Citigroup, Inc.	2.59	6/9/09	1,151,745
785,000	Citigroup, Inc.	4.25	7/29/09	793,352
258,000	Comcast Cable Communications	6.38	1/30/06	266,499
170,000	Comcast Corp.	7.63	2/15/08	187,342
90,000	Comcast Corp.	5.50	3/15/11	95,126

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$275,000	Comcast Corp.	7.05	3/15/33	$314,663
170,000	Conoco Funding Co.	6.35	10/15/11	189,750
5,000	Conoco, Inc.	6.95	4/15/29	5,904
25,000	Consolidated Natural Gas, Series A	5.00	3/1/14	25,058
125,000	Consolidated Natural Gas, Series C	6.25	11/1/11	137,203
375,000	Cox Communications, Inc.	4.63	1/15/10	374,135
140,000	Daimler Chrysler AG	7.45	3/1/27	155,660
230,000	Devon Financing Corp., ULC	7.88	9/30/31	289,589
325,000	Dominion Resources, Inc.	5.70	9/17/12	344,112
85,000	Dominion Resources, Inc., Series A	8.13	6/15/10	100,048
125,000	Enterprise Products Partners	4.00	10/15/07	124,695
370,000	EOP Operating LP	7.00	7/15/11	417,265
40,000	EOP Operating LP	4.75	3/15/14	38,695
110,000	EOP Operating LP	7.50	4/19/29	127,507
65,000	Exelon Corp.	6.75	5/1/11	72,711
960,000	General Electric Capital Corp.	4.25	1/15/08	975,200
975,000	General Electric Capital Corp.	2.22	7/28/08	975,840
1,090,000	General Electric Capital Corp.	3.60	10/15/08	1,078,085
60,000	General Electric Capital Corp.	4.38	11/21/11	59,644
145,000	General Mills, Inc.	5.13	2/15/07	148,874
260,000	General Motors Acceptance Corp.	5.63	5/15/09	260,009
150,000	General Motors Acceptance Corp.	7.25	3/2/11	157,239
340,000	General Motors Acceptance Corp.	6.88	9/15/11	348,430
300,000	General Motors Acceptance Corp.	6.75	12/1/14	300,410
35,000	General Motors Acceptance Corp.	8.00	11/1/31	35,976
1,320,000	Household Finance Corp.	4.13	12/15/08	1,325,396
145,000	Household Finance Corp.	6.38	10/15/11	160,137
100,000	Household Finance Corp.	6.38	11/27/12	110,488
250,000	HSBC Bank USA	2.59	9/21/07	250,106
675,000	HSBC Bank USA	3.88	9/15/09	669,115
20,000	HSBC Finance Corp.	6.75	5/15/11	22,444
360,000	JP Morgan Chase & Co.	5.35	3/1/07	373,683
170,000	JP Morgan Chase & Co.	3.50	3/15/09	166,561
195,000	JP Morgan Chase & Co.	2.16	10/2/09	195,237
5,000	Kraft Foods, Inc.	6.25	6/1/12	5,489
140,000	Lockheed Martin Corp.	8.50	12/1/29	191,559
170,000	Lockheed Martin Corp.	7.20	5/1/36	206,400
125,000	Marsh & Mclennan Cos., Inc.	5.38	7/15/14	122,133
108,000	Massachusetts Mutual Life	7.63	11/15/23	133,245
225,000	Merck & Co., Inc.	4.38	2/15/13	219,569
390,000	National City Bank	3.38	10/15/07	387,870
225,000	National Westmenster Bank	7.38	10/1/09	256,219
40,000	New Jersey Bell Telephone	7.85	11/15/29	48,284
425,000	News America, Inc.	5.30	12/15/14	430,015
100,000	News America, Inc.	7.30	4/30/28	114,585
25,000	News America, Inc.	7.28	6/30/28	28,571
110,000	News America, Inc.	7.63	11/30/28	130,623
295,000	Northrop Grumman Corp.	4.08	11/16/06	297,981
75,000	Northrop Grumman Corp.	7.13	2/15/11	86,071
100,000	Northrop Grumman Corp.	7.88	3/1/26	125,948
80,000	Occidental Petroleum Corp.	8.45	2/15/29	108,370
260,000	Ohio Edison	5.45	5/1/15	263,730

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$100,000	Pennsylvania Electric Co.	5.13	4/1/14	$100,050
60,000	Phillips Petroleum Co.	7.00	3/30/29	71,059
210,000	Protective Life Secured Trust, Series MTN	3.70	11/24/08	209,384
75,000	Resolution Funding Corp., Zero Coupon	0.00	7/15/18	38,207
75,000	Resolution Funding Corp., Zero Coupon	0.00	10/15/18	37,630
350,000	Rouse Co.	5.38	11/26/13	335,772
75,000	SBC Communications	4.13	9/15/09	74,863
65,000	SBC Communications	6.45	6/15/34	69,639
575,000	SLM Corp.	4.00	1/15/10	570,548
616,486	Small Business Administration	4.52	2/10/13	616,652
784,187	Small Business Administration	4.50	2/10/14	778,139
936,203	Start	1.55	1/21/09	936,203
450,000	State Street Bank & Trust	2.41	12/11/06	449,730
220,000	Statoil	5.13	4/30/14	225,357
415,000	Suntrust Bank	3.63	10/15/07	414,028
160,000	Suntrust Bank	4.00	10/15/08	161,475
150,000	Suntrust Bank	2.53	6/2/09	149,985
275,000	Suntrust Bank	4.42	6/15/09	278,982
170,000	TCI Communications, Inc.	7.88	8/1/13	203,829
10,000	TCI Communications, Inc.	7.88	2/15/26	12,280
375,000	TIAA Global Markets	5.00	3/1/07	386,294
300,000	TIAA Global Markets	3.88	1/22/08	301,860
275,000	Time Warner, Inc.	8.18	8/15/07	305,408
115,000	Time Warner, Inc.	7.57	2/1/24	135,281
30,000	Time Warner, Inc.	6.95	1/15/28	33,475
300,000	Time Warner, Inc.	6.63	5/15/29	323,253
30,000	Turner Broadcasting Co.	8.38	7/1/13	36,965
300,000	TXU Corp.	6.50	11/15/24	300,501
55,000	US Bancorop, Series MTNN	3.95	8/23/07	55,529
300,000	US Bank NA	2.40	3/12/07	294,394
1,100,000	US Bank NA	2.04	10/1/07	1,099,929
240,000	USAA Capital Corp.	4.00	12/10/07	242,742
10,000	Verizon Global Funding Corp.	7.75	12/1/30	12,433
70,000	Verizon New Jersey, Inc., Series A	5.88	1/17/12	74,373
5,000	Verizon Pennsylvania, Series A	5.65	11/15/11	5,264
425,000	Verizon Virginia, Inc.	4.63	3/15/13	414,446
280,000	Wachovia Corp.	6.30	4/15/08	300,407
130,000	Wachovia Corp.	3.63	2/17/09	128,503
245,000	Wellpoint, Inc.	5.95	12/15/34	247,385
225,000	Wells Fargo Bank NA, Series BKNT	7.80	6/15/10	229,709
275,000	Wells Fargo Co.	2.61	9/28/07	275,048
1,500,000	Wells Fargo Co.	4.00	8/15/08	1,510,028
760,000	Wells Fargo Co.	2.59	9/15/09	759,102
850,000	Wells Fargo Co.	4.20	1/15/10	853,454
150,000	Wyeth	6.50	2/1/34	160,034

				37,582,938

	U.S. Treasury Bonds — 9.95%
1,470,000	U.S. Treasury Bonds	10.38	11/15/12	1,752,631
5,550,000	U.S. Treasury Bonds	8.13	8/15/19	7,575,306
500,000	U.S. Treasury Bonds	6.00	2/15/26	572,754

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	U.S. Treasury Bonds (continued)
$3,370,000	U.S. Treasury Bonds	6.13	11/15/27	$3,936,979
6,525,000	U.S. Treasury Bonds	5.38	2/15/31	7,055,665

				20,893,335

	Collateralized Mortgage Obligations — 9.18%
625,000	Asset Securitization Corp., Series 1997-D5, Class A1C	6.75	2/14/43	672,508
650,865	Bank of America Alternative Loan Trust, Series 2004-5, Class 4A1	5.00	6/25/19	660,328
667,267	Bank of America Alternative Loan Trust, Series 2004-6, Class 4A1	5.00	7/25/19	662,392
220,000	Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2	7.20	1/15/32	247,794
505,000	Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A2	7.76	4/15/32	572,410
820,000	Commercial Mortgage Pass-Through Certificate, Series 2000-C1, Class A2	7.42	8/15/33	930,100
1,340,297	Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1	6.00	12/25/34	1,382,365
275,000	DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A1B	6.46	3/10/32	298,296
290,000	Fannie Mae, Series 2003-16, Class BC	5.00	3/25/18	291,576
664,896	Fannie Mae, Series 2004-88, Class HA	6.50	7/25/34	704,898
1,030,000	Fannie Mae, Series 2004-99, Class AO	5.50	1/25/34	1,059,006
235,000	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C1, Class A2	6.18	5/15/33	253,293
350,000	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2	6.95	9/15/33	387,173
951,177	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2	7.18	8/15/36	1,062,055
860,000	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2	7.46	8/16/33	987,952
960,000	General Motors Acceptance Corp. Commerical Mortgage Securities, Inc., Series 2000-C1, Class A2	7.72	3/15/33	1,098,292
2,231,357	GSR Mortgage Loan Trust, Series 2004-9, Class 4A1	4.07	8/25/34	2,202,864
270,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3	6.26	3/15/33	296,742
1,080,000	JP Morgan Chase Commerical Mortgage Securities Corp., Series 2004-CBX, Class A5	4.65	1/12/37	1,082,673
785,000	JP Morgan Commerical Mortgage Finance Corp., Series 2000-C10, Class A2	7.37	8/15/32	890,666
347	Kidder Peabody Mortgage Assets Trust, Series B, Class A2, IO	9.50	4/22/18	84
875,000	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B	6.21	10/15/35	938,914
710,000	LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2	7.37	8/15/26	811,236
628,509	Master Alternative Loans Trust, Series 2004-4, Class 1A1	5.50	5/25/34	627,039
245,000	Morgan Stanley Capital I, Series 1998-HF2, Class A2	6.48	11/15/30	263,728
0	Structured Asset Securities Corp., Series 2002-6, Class 3A1	6.25	4/25/32	0
875,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4	5.01	12/15/35	889,735

				19,274,119

	Asset Backed Securities — 4.94%
1,475,000	Chase Issuance Trust, Series 2004-A9, Class A9	3.22	6/15/10	1,464,688
1,025,000	Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6	2.90	5/17/10	997,944
1,800,000	Citibank Credit Card Issuance Trust, Series 2004-A1, Class A1	2.55	1/20/09	1,769,370
1,825,000	Citibank Credit Card Issuance Trust, Series 2004-A4, Class A4	3.20	8/24/09	1,807,638
1,600,000	Contrywide Asset-Backed Certificates, Series 2004-14, Class A4	2.70	6/25/35	1,600,000
1,450,000	MBNA Credit Card Master Note Trust, Series 2004-A4, Class A4	2.70	9/15/09	1,425,691
460,000	MBNA Master Credit Card Trust, Series 1999-B, Class A	5.90	8/15/11	495,957
695,000	MBNA Master Credit Card Trust, Series 2000-E, Class A	7.80	10/15/12	818,589

				10,379,877

	U.S Government Agency Discount Notes — 4.09%
7,000,000	Federal Home Loan Bank	0.00	1/3/05	7,000,000
1,600,000	Freddie Mac	0.00	1/10/05	1,599,318

				8,599,318

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Foreign Bonds — 3.93%
$875,000	Aid-Israel	5.50	4/26/24	$912,771
380,000	Aid-Israel	5.50	9/18/33	398,970
460,000	Bank Of Scotland Treasury Services	3.50	11/30/07	457,741
10,000	British Telecom PLC	8.88	12/15/30	13,390
75,000	Deutsche Telekom International Finance	8.25	6/15/05	76,748
145,000	Deutsche Telekom International Finance	8.75	6/15/30	191,466
265,000	Diageo Capital PLC	3.38	3/20/08	262,490
995,000	Eksportsfinans	3.38	1/15/08	989,865
375,000	Encana Corp.	6.50	8/15/34	411,676
25,000	France Telecom	9.50	3/1/31	33,890
900,000	HBOS Treasury Services PLC	0.00	1/26/05	898,537
210,000	HBOS Treasury Services PLC	3.60	8/15/07	210,119
525,000	Nationwide Building Society	3.50	7/31/07	522,617
180,000	Quebec Province	5.00	7/17/09	188,023
75,000	Suncor Energy, Inc., Yankee	5.95	12/1/34	78,627
120,000	Telecom Italia Capital	4.00	1/15/10	117,659
80,000	Telecom Italia Capital	4.95	9/30/14	78,379
275,000	Telecom Italia Capital	6.00	9/30/34	268,855
150,000	Telefonica Europe BV	7.75	9/15/10	175,904
150,000	Tyco International Group SA, Yankee	6.13	11/1/08	161,610
485,000	United Mexican States	8.38	1/14/11	569,633
150,000	United Mexican States	8.13	12/30/19	176,025
505,000	United Mexican States	8.00	9/24/22	582,518
290,000	Vodafone Group PLC	7.75	2/15/10	336,533
130,000	XL Capital Ltd.	6.38	11/15/24	136,841

				8,250,887

	U.S. Treasury Strips — 0.17%
1,170,000	Fannie Mae Strip, Series SO	0.00	11/15/27	366,596

	Municipal Bonds — 0.15%
150,000	California State Department of Water Resources & Power Supply Revenue, Series E	3.98	5/1/05	150,471
150,000	Ohana Military Communities LLC, Housing Revenue, Series A, Class I	6.19	4/1/49	157,599

				308,070

	Total Investments (cost $227,390,003) (a) — 109.16%			229,298,248
	Liabilities in excess of other assets — (9.16)%			(19,185,111)

	Net Assets — 100.00%			$210,113,137

Percentages	indicated are based on net assets of $210,113,137.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $277,147. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,664,031
Unrealized depreciation	(755,786)

Net unrealized appreciation	$1,908,245

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

IO — Interest Only

PO — Principal Only

TBA— Security is subject to delayed delivery

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Futures

Number of Contracts	Future Contracts Long	Market Value	Expiration Date	Unrealized Gain
23	U.S. Long Bond	$2,587,500	March-05	$16,159

	Total Unrealized Gain			$16,159

Number of Contracts	Future Contracts Short	Market Value	Expiration Date	Unrealized Gain/ (Loss)
(122)	U.S. Treasury 5 Year Note	$(13,362,813)	March-05	$75
(22)	U.S. Treasury 10 Year Note	$(2,462,625)	March-05	$(5,813)

	Total Unrealized Loss			$(5,738)

	Net Unrealized Gain			$10,421

Foreign Currency Contracts

Contract Amount (Local Currency)	Currency	Trade Date	Settlement Date	Value on Trade Date	Value on 12/31/2004	Unrealized Gain/ (Loss)
	Currencies Purchased
2,440,670	Canadian Dollar	11/29/2004	1/28/2005	$2,058,100	$2,035,045	$(23,055)
2,884,228	Euro	11/10/2004	1/25/2005	3,715,174	3,914,746	199,581
3,608,634	Euro	11/29/2004	1/25/2005	4,794,009	4,897,989	103,980
2,153,116	Euro	12/7/2004	1/25/2005	2,891,249	2,922,418	31,169
452,609	Euro	12/20/2004	1/25/2005	606,310	614,325	8,015

	Total Currency Purchased			$14,064,843	$14,384,523	$319,689

	Currencies Sold
2,440,670	Canadian Dollar	10/25/2004	1/28/2005	$1,989,201	$2,035,045	$(45,844)
8,887,233	Euro	10/20/2004	1/25/2005	11,200,580	12,062,617	(862,037)
211,354	Euro	11/4/2004	1/25/2005	272,013	286,870	(14,858)

	Total Currency Sold			$13,461,793	$14,384,532	$(922,738)

	Net Unrealized Gain/(Loss)					$(603,049)

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

High Yield Bond Portfolio

Portfolio of Investments — December 31, 2004 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds — 100.41%
$2,182,000	Abitibi-Consolidated, Inc.	6.00	6/20/13	$2,081,083
150,000	Abitibi-Consolidated, Inc.	7.40	4/1/18	141,750
1,175,000	Abitibi-Consolidated, Inc.	7.50	4/1/28	1,044,281
1,925,000	Adelphia Communications Corp. (b)	0.00	10/1/07	2,261,875
2,500,000	Adelphia Communications Corp. (b)	8.38	12/15/07	2,975,000
1,000,000	Adelphia Communications Corp. (b)	7.88	5/1/09	930,000
6,565,000	Adelphia Communications Corp. (b)	0.00	6/15/11	6,647,062
2,000,000	Advertising Directory Solutions*	9.25	11/15/12	2,100,000
2,190,000	Allbritton Communication	7.75	12/15/12	2,266,650
1,625,000	Alliant Techsystems, Inc.*	8.50	5/15/11	1,779,375
775,000	American Media, Inc.	8.88	1/15/11	824,406
1,750,000	American Tower Corp.	7.25	12/1/11	1,855,000
2,000,000	American Tower Corp.*	7.13	10/15/12	2,045,000
1,155,000	AmerisourceBergen Corp.	7.25	11/15/12	1,290,713
1,675,000	ANR Pipeline Co.	8.88	3/15/10	1,876,000
1,800,000	Arch Western Finance	6.75	7/1/13	1,858,500
1,110,000	Biovail Corp.	7.88	4/1/10	1,148,850
2,350,000	Boise Cascade, LLC*	7.13	10/15/14	2,485,125
4,000,000	Bowater, Inc.	6.50	6/15/13	4,000,567
2,500,000	Buckeye Technologies, Inc.	8.00	10/15/10	2,500,000
1,000,000	Buckeye Technologies, Inc.	8.50	10/1/13	1,085,000
565,000	Burns Philip Capital Property, Ltd.	9.75	7/15/12	621,500
1,000,000	Caraustar Industries, Inc.	9.88	4/1/11	1,085,000
1,400,000	Cascades, Inc.	7.25	2/15/13	1,484,000
2,125,000	CBD Media/CBD Finance	8.63	6/1/11	2,247,188
580,000	Central Garden & Pet Co.	9.13	2/1/13	640,900
1,685,000	Chesapeake Energy Corp.	7.50	9/15/13	1,834,544
2,000,000	Chesapeake Energy Corp.*	6.38	6/15/15	2,055,000
2,500,000	Church & Dwight Co., Inc.*	6.00	12/15/12	2,543,750
1,250,000	CMS Energy Corp.	7.75	8/1/10	1,367,188
1,225,000	Comcast Cable Communications	10.63	7/15/12	1,610,635
2,850,000	Community Health Systems*	6.50	12/15/12	2,871,375
1,552,000	Cott Beverages, Inc.	8.00	12/15/11	1,689,740
850,000	Crown Castle International Corp.	7.50	12/1/13	913,750
1,000,000	CSC Holdings, Inc.	7.88	12/15/07	1,072,500
4,080,000	CSC Holdings, Inc.	7.25	7/15/08	4,304,399
604,000	CSC Holdings, Inc.	7.88	2/15/18	652,320
699,000	CSC Holdings, Inc.	7.63	7/15/18	739,193
600,000	CSC Holdings, Inc.*	8.13	8/15/09	656,250
2,000,000	CSC Holdings, Inc.*	6.75	4/15/12	2,060,000
487,747	Dade Behring, Inc.	11.91	10/3/10	542,619
1,132,000	Denbury Resources, Inc.	7.50	4/1/13	1,222,560
1,485,000	DirecTV Holdings/Finance	8.38	3/15/13	1,665,056
420,000	Dole Foods Co.	8.63	5/1/09	456,750
1,700,000	Dole Foods Co.	7.25	6/15/10	1,746,750
1,885,000	Dole Foods Co.	8.88	3/15/11	2,049,938
800,000	Dole Foods Co.	8.75	7/15/13	894,000
1,000,000	Dresser-Rand Group, Inc.*	7.38	11/1/14	1,020,000
354,000	Echostar DBS Corp.	9.13	1/15/09	389,400
1,825,000	Echostar DBS Corp.	6.38	10/1/11	1,866,063
560,000	Encompass Services Corp.	10.50	5/1/09	0

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

High Yield Bond Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$1,390,000	Encore Aquistion Co.	6.25	4/15/14	$1,396,950
1,290,000	Entercom Radio/Capital	7.63	3/1/14	1,388,363
650,000	Entravision Communication Corp.*	8.13	3/15/09	697,125
400,000	Equistar Chemicals LP	8.75	2/15/09	448,000
2,000,000	Evergreen Resources, Inc.	5.88	3/15/12	2,089,728
1,250,000	Extendicare Health Services	6.88	5/1/14	1,275,000
1,850,000	Fisher Scientific International	6.75	8/15/14	1,984,125
812,000	Fisher Scientific International	8.13	5/1/12	901,320
510,000	Forest Oil Corp.	7.75	5/1/14	554,625
850,000	Fort James Corp.	6.88	9/15/07	903,125
1,245,000	Georgia-Pacific Corp.	8.88	2/1/10	1,448,869
485,000	Glencore Nickel (b)	0.00	12/1/14	0
425,000	Gray Television, Inc.*	9.25	12/15/11	476,000
400,000	HCA, Inc.	6.95	5/1/12	421,162
3,185,000	HCA, Inc.	6.30	10/1/12	3,230,243
1,325,000	HCA, Inc.	6.25	2/15/13	1,336,618
1,278,000	HCA, Inc.	5.75	3/15/14	1,238,028
1,426,000	HCA, Inc.	7.50	12/15/23	1,447,588
750,000	Houston Exploration Co.	7.00	6/15/13	795,000
150,000	Huntsman International LLC	9.88	3/1/09	164,625
1,000,000	Insight Midwest*	10.50	11/1/10	1,095,000
4,100,000	Intertape Polymer US, Inc.	8.50	8/1/14	4,166,624
2,050,000	Jefferson Smurfit Corp.	8.25	10/1/12	2,234,500
575,000	Jefferson Smurfit Corp.	7.50	6/1/13	613,813
165,000	JohnsonDiversey, Inc.	9.63	5/15/12	250,729
640,000	JohnsonDiversey, Inc.	9.63	5/15/12	715,200
2,225,000	KCS Energy, Inc.	7.13	4/1/12	2,336,250
850,000	Key Energy Services, Inc.	8.38	3/1/08	890,375
1,000,000	Key Energy Services, Inc.	6.38	5/1/13	1,017,500
1,990,000	Kraton Polymers LLC/Capital Corp.*	8.13	1/15/14	2,074,575
2,000,000	L-3 Communications Corp	5.88	1/15/15	1,995,000
1,475,000	L-3 Communications Corp.	7.63	6/15/12	1,626,188
2,605,000	L-3 Communications Corp.	6.13	7/15/13	2,702,688
1,000,000	L-3 Communications Corp.	6.13	1/15/14	1,030,000
375,000	Lamar Media Corp.*	7.25	1/1/13	405,000
735,000	Lyondell Chemical Co.	9.63	5/1/07	808,500
280,000	Magnum Hunter Resources	9.60	3/15/12	317,800
1,600,000	MDP Acquisitions, PLC	9.63	10/1/12	1,792,000
1,750,000	Medco Health Solutions	7.25	8/15/13	1,957,636
250,000	Methanex Corp.	8.75	8/15/12	291,875
2,000,000	Morris Publishing Group	7.00	8/1/13	2,040,000
2,695,000	Nalco Co.	7.75	11/15/11	2,910,600
1,897,000	Nalco Co.	8.88	11/15/13	2,081,958
550,000	National Waterworks, Inc.	10.50	12/1/12	618,750
340,000	NDCHealth Corp.	10.50	12/1/12	365,500
1,010,000	Newfield Exploration Co.	8.38	8/15/12	1,131,200
225,000	Newfield Exploration Co.*	7.45	10/15/07	243,000
2,250,000	Nextel Communications	5.95	3/15/14	2,328,750
3,150,000	Nextel Communications	7.38	8/1/15	3,464,999
820,000	Nextmedia Operating, Inc.*	10.75	7/1/11	918,400
1,275,000	Northwest Pipeline Corp.	8.13	3/1/10	1,410,469
4,350,000	NTL Cable, PLC*	8.75	4/15/14	4,904,624

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

High Yield Bond Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Principal Amount	Security Description	Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$2,000,000	OM Group, Inc.	9.25	12/15/11	$2,130,000
1,400,000	Ommicare, Inc.	8.13	3/15/11	1,505,000
1,750,000	Ommicare, Inc.	6.13	6/1/13	1,758,750
385,000	Owens & Minor, Inc.*	8.50	7/15/11	424,463
1,985,000	Owens-Illinois, Inc.	7.15	5/15/05	2,014,775
1,095,000	Owens-Illinois, Inc.	7.35	5/15/08	1,149,750
2,500,000	Petrobras Energia SA*	8.13	7/15/10	2,568,750
1,425,000	Pogo Producing	6.88	11/15/13	1,492,688
1,000,000	Premcor Refining Group	7.50	6/15/15	1,082,500
3,625,000	Range Resources Corp.	7.38	7/15/13	3,887,812
685,000	Republic Technologies International (b)	0.00	7/15/09	6,850
3,000,000	Rhodia SA	7.63	6/1/10	3,022,500
1,067,991	Rhythms NetConnections, Inc., Series B (b)	0.00	2/15/10	107
1,787,080	Rhythms NetConnections, Inc., Series B, SUB (b)	0.00	5/15/08	179
1,025,000	Salem Communications	7.75	12/15/10	1,108,281
763,000	Salem Communications*	9.00	7/1/11	837,393
3,500,000	Select Medical Corp.	7.50	8/1/13	3,954,999
1,000,000	Sinclair Broadcast Group	8.75	12/15/11	1,088,750
2,000,000	Sinclair Broadcasting Group	8.00	3/15/12	2,125,000
1,285,000	Smithfield Foods, Inc.	7.75	5/15/13	1,429,563
1,275,000	Southern Natural Gas	6.13	9/15/08	1,330,781
650,000	Southern Natural Gas	8.88	3/15/10	728,000
580,000	Southern Natural Gas	7.35	2/15/31	601,750
1,700,000	Southern Star Central Corp.	8.50	8/1/10	1,882,750
2,470,000	Spectrasite, Inc.	8.25	5/15/10	2,636,725
2,500,000	Spheris, Inc.*	11.00	12/15/12	2,562,500
1,055,000	Stone Container Corp.	8.38	7/1/12	1,149,950
1,660,000	Stone Container Corp.*	9.75	2/1/11	1,817,700
335,000	Stone Energy Corp.*	8.25	12/15/11	361,800
500,000	Sun Media	7.63	2/15/13	545,625
600,000	Susquehanna Media Co.	7.38	4/15/13	642,000
825,000	Sybron Dental Specialties, Inc.	8.13	6/15/12	899,250
1,900,000	TD Funding Corp.	8.38	7/15/11	2,047,250
1,900,000	Tenet Healthcare Corp.	6.50	6/1/12	1,757,500
390,000	Tenet Healthcare Corp.	7.38	2/1/13	378,300
3,200,000	Tenet Healthcare Corp.*	9.88	7/1/14	3,487,999
108,000	Tenet Healthcare Corp.*	6.38	12/1/11	100,170
3,790,000	Tenet Healthcare Corp.*	6.88	11/15/31	3,230,975
3,000,000	Texas Genco, LLC*	6.88	12/15/14	3,101,250
1,800,000	Triad Hospitals, Inc.	7.00	5/15/12	1,894,500
600,000	Triton Pcs, Inc.	8.75	11/15/11	474,000
850,000	Triton Pcs, Inc.	8.50	6/1/13	820,250
1,519,000	Vicar Operating, Inc.	9.88	12/1/09	1,663,305
2,000,000	Videotron Ltee	6.88	1/15/14	2,067,500
675,000	Videotron Ltee*	6.88	1/15/14	697,781
800,000	Vintage Petroleum	7.88	5/15/11	852,000
1,000,000	VWR International, Inc.*	6.88	4/15/12	1,045,000
2,350,000	VWR International, Inc.*	8.00	4/15/14	2,508,625
975,000	Westlake Chemical Corp.	8.75	7/15/11	1,101,750
750,000	Williams Companies, Inc.	7.63	7/15/19	828,750

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

High Yield Bond Portfolio

Portfolio of Investments (continued) — December 31, 2004 (Unaudited)

Shares or Principal Amount	Security Description	Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$350,000	Williams Companies, Inc.	7.88	9/1/21	$390,250
7,871	XO Communications, Inc.	0.00		79

	Total Corporate Bonds (cost $221,402,695)			233,628,777

	Foreign Bond — 0.00%
1,955,000	Murrin Murrin Holdings Ltd (b)	0.00	8/31/07	0

	Total Foreign Bond (cost $0)			0

	Time Deposit — 0.04%
	Bank holding companies — 0.04%
93,684	Eurodollar Time Deposit, 1.49%, 1/03/05			$93,684

	Total Time Deposit (cost $93,684)			93,684

	Warrants — 0.02%
	Media — 0.02%
470	XM Satellite Radio, Inc., Strike Price $44.69, 3/15/10 (c)			39,950

	Steel Manufacturing/Products — 0.00%
685	Republic Technologies International, Strike Price $0.01, 7/15/09 (c)			7

	Total Warrants (cost $70,569)			39,957

	Common/Preferred Stocks — 0.01%
	Fiber Optics — 0.00%
672	Viatel Holding (Bermuda), Ltd. (b)			638

	Media — 0.00%
285,971	Paxson Communications Corp. (b)			0
310,702	Paxson Communications Corp. (b)			0

	Telecom Services — 0.01%
270	Dobson Communications			12,285
187,559	Telewest Global Inc.			3,297,287

				3,309,572

	Total Common/Preferred Stocks (cost $1,650,745)			3,310,210

	Total Investments (cost $223,217,693) (a) — 100.47%			237,072,628
	Liabilities in excess of other assets — (0.47)%			(1,101,311)

	Net Assets — 100.00%			$235,971,317

Percentages indicated are based on net assets of $235,971,317.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $79,124 Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$16,268,038
Unrealized depreciation	(2,413,103)

Net unrealized appreciation	$13,854,935

(b)	Issuer has defaulted on the payment of interest.

(c)	Represents non-income producing securities.

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

IO — Interest Only

PO — Principal Only

TBA — Security is subject to delayed delivery

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Statements of Assets and Liabilities

December 31, 2004 (Unaudited)

	Value Equity Portfolio	Growth Equity Portfolio	Small Capitalization Equity Portfolio	International Equity Portfolio
ASSETS:
Investments, at value (cost $502,945,609, $679,571,814, $509,748,652, and $754,544,897, respectively)	$604,344,628	$832,616,412	$667,728,694	$956,015,226

Total Investments	604,344,628	832,616,412	667,728,694	956,015,226

Cash	100	100	—	—
Foreign currency, at value (cost $0; $0; $0; and $439,665 respectively)	—	—	—	441,085
Unrealized appreciation on forward exchange contracts	—	—	—	8,650
Receivable from investments sold	1,374,738	1,495,183	1,786,886	1,282,730
Dividends and interest receivable	985,004	412,866	281,935	584,687
Foreign tax reclaim receivable	—	—	—	760,376
Prepaid expenses and other assets	13,063	6,354	8,604	—

Total Assets	606,717,533	834,530,915	669,806,119	959,092,754

LIABILITIES:
Payable for investments purchased	915,524	154,714	5,681,727	1,633,431
Unrealized depreciation on forward exchange contracts	—	—	—	318,113
Payable to custodian	—	—	10,527	1,983
Variation margin payable on future contracts	592	9,904	—	—
Advisory fees payable	155,248	217,347	136,532	343,773
Consulting fees payable	25,325	34,999	27,812	39,734
Administrative services fees payable	6,221	8,584	6,830	9,820
Other accrued expenses	—	—	—	90,032

Total Liabilities:	1,102,910	425,548	5,863,428	2,436,886

NET ASSETS	$605,614,623	$834,105,367	$663,942,691	$956,655,868

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$41,070	$77,299	$44,279	$89,820
Additional paid-in capital	507,865,544	821,903,193	498,044,215	851,045,393
Undistributed (distributions in excess of) net investment income	(45,129)	(48,792)	(11,031)	2,219,426
Accumulated net realized loss from investments, futures and foreign currency transactions and translations	(3,687,504)	(140,962,783)	7,885,186	(97,966,009)
Net unrealized appreciation/(depreciation) on investments, futures and foreign currency transactions and translations	101,440,642	153,136,450	157,980,042	201,267,238

Net Assets	$605,614,623	$834,105,367	$663,942,691	$956,655,868

SHARE OF BENEFICIAL INTEREST:
Shares of beneficial interest outstanding	41,070,366	77,299,454	44,278,929	89,820,345

Net Asset Value, offering and redemption price per share	$14.75	$10.79	$14.99	$10.65

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Statements of Assets and Liabilities (continued)

December 31, 2004 (Unaudited)

	Fixed Income Portfolio	Intermediate Term Municipal Bond Portfolio	Fixed Income II Portfolio	High Yield Bond Portfolio
ASSETS:
Investments, at value (cost $216,515,863, $439,091,127, $227,390,003, and $223,217,693 respectively)	$220,088,564	$448,929,196	$229,298,248	$237,072,628

Total Investments	220,088,564	448,929,196	229,298,248	237,072,628

Cash	—	—	622,416	— (a)
Foreign currency, at value (cost $0, $0, $2,451, and $122,308; respectively)	—	—	2,546	127,776
Unrealized appreciation on forward exchange contracts	—	—	384,970	—
Receivable from investments sold	755,591	—	36,109,674	210,809
Dividends and interest receivable	1,850,239	5,439,967	1,602,707	4,044,467
Prepaid expenses and other assets	7,209	5,567	11,860	6,788

Total Assets	222,701,603	454,374,730	268,032,421	241,462,468

LIABILITIES:
Securities sold short (cost $0, $0, $18,615,139, and $0; respectively)	—	—	18,610,158	—
Income payable on securities purchased	9,348	25,596	—	—
Dividends payable	843,705	1,561,232	483,976	—
Payable for investments purchased	6,306,323	7,772,344	37,781,574	—
Payable to custodian	—	—	—	5,376,824
Unrealized depreciation on forward exchange contracts	—	—	988,019	—
Variation margin payable on future contracts	—	—	5,750	—
Advisory fees payable	36,163	80,338	39,220	102,100
Consulting fees payable	9,041	17,853	8,779	10,210
Administrative services fees payable	1,859	3,768	1,808	2,017
Other accrued expenses	—	—	—	—

Total Liabilities	7,206,439	9,461,131	57,919,284	5,491,151

NET ASSETS	$215,495,164	$444,913,599	$210,113,137	$235,971,317

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$21,156	$43,862	$20,714	$30,054
Additional paid-in capital	212,191,479	435,179,525	207,663,509	257,286,329
Undistributed (distributions in excess of) net investment income	(363,206)	(33,866)	45,708	(215)
Accumulated net realized gain/(loss) from investments, futures and foreign currency transactions and translations	73,034	(113,991)	1,069,637	(35,205,311)
Net unrealized appreciation/(depreciation) on investments, futures and foreign currency transactions and translations	3,572,701	9,838,069	1,313,569	13,860,460

Net Assets	$215,495,164	$444,913,599	$210,113,137	$235,971,317

SHARES OF BENEFICIAL INTEREST:
Shares of beneficial interest outstanding	21,156,349	43,861,615	20,714,085	30,053,615

Net Asset Value, offering and redemption price per share	$10.19	$10.14	$10.14	$7.85

(a)	Principal amount of securities pledged as collateral for open future contracts.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Statements of Operations

For the Year Ended December 31, 2004 (Unaudited)

	Value Equity Portfolio	Growth Equity Portfolio	Small Capitalization Equity Portfolio	International Equity Portfolio
INVESTMENT INCOME:
Interest	$81,895	$103,103	$96,748	$—
Dividends (net of foreign withholding tax of $0, $124, $2,633, and $520,473, respectively)	8,217,625	5,987,054	1,907,032	6,062,193

Total Investment Income	8,299,520	6,090,157	2,003,780	6,062,193

EXPENSES:
Advisory fees	848,169	673,656	834,477	654,045
Consulting fees	144,012	184,228	149,279	216,308
Administrative services fees	278,406	356,124	288,656	418,396
Custodian fees	35,129	43,626	36,064	296,960
Audit and legal fees	22,120	29,631	24,217	35,850
Registration and filing fees	15,682	16,195	15,493	16,815
Trustee fees	4,776	5,868	7,329	7,329
Other expenses	23,697	34,060	31,521	55,053

Total Expenses before expenses paid indirectly or waived	1,371,991	1,343,388	1,387,036	1,700,756
Less: Advisory fees waived	—	—	(194,562)	—
Less: Expenses paid indirectly	(122,963)	(52,953)	(32,491)	(87,408)

Total Expenses	1,249,028	1,290,435	1,159,983	1,613,348

Net Investment Income	7,050,492	4,799,722	843,797	4,448,845

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investments	13,544,334	3,664,448	11,075,448	13,841,623
Net realized gains from foreign currency transactions	—	—	—	(788,461)
Net realized gains from futures transactions	193,464	762,664	—	—

Net realized gains/(losses) from investments, futures and foreign currency transactions	13,737,798	4,427,112	11,075,448	13,053,162

Net realized gain distributions from investment company shares	—	—	—	—
Change in unrealized appreciation/depreciation on investments	27,566,563	36,027,259	45,078,289	86,463,963
Change in unrealized appreciation/depreciation on foreign currency transactions	—	—	—	(197,560)
Change in unrealized appreciation/depreciation on futures	41,623	91,852	—	—

Change in unrealized appreciation/depreciation on investments, futures and foreign currency translations	27,608,186	36,119,111	45,078,289	86,266,403

Net realized/unrealized (loss) on investments, futures and foreign currency transactions	41,345,984	40,546,223	56,153,737	99,319,565

Change in net assets resulting from operations	$48,396,476	$45,345,945	$56,997,534	$103,768,410

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Statements of Operations (continued)

For the Year Ended December 31, 2004 (Unaudited)

	Fixed Income Portfolio	Intermediate Term Municipal Bond Portfolio	Fixed Income II Portfolio	High Yield Bond Portfolio
INVESTMENT INCOME:
Interest	$4,721,983	$8,839,638	$3,483,451	$7,559,237
Dividends	—	73,862	—	954

Total Investment Income	4,721,983	8,913,500	3,483,451	7,560,191

EXPENSES:
Advisory fees	206,628	437,062	224,491	595,613
Consulting fees	51,658	97,127	49,722	59,563
Administrative services fees	83,452	156,836	80,327	96,230
Custodian fees	13,382	23,880	15,635	15,055
Audit and legal fees	8,140	15,548	8,052	9,723
Registration and filing fees	9,409	11,177	9,639	10,571
Trustee fees	1,727	3,107	1,696	2,061
Other expenses	6,483	16,823	5,505	6,727

Total Expenses	380,879	761,560	395,067	795,543

Net Investment Income	4,341,104	8,151,940	3,088,384	6,764,648

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from investments	1,783,019	(367,177)	3,869,897	1,252,494
Net realized gain/(loss) from foreign currency transactions	—	—	(547,923)	507
Net realized gains from futures transactions	—	—	8,190	—
Net realized gains from options transactions	—	—	14,633	—

Net realized gain/(loss) from investments, options and foreign currency transactions	1,783,019	(367,177)	3,344,797	1,253,001

Change in unrealized appreciation/depreciation on investments	2,379,000	5,765,752	1,701,774	9,273,961
Change in unrealized appreciation/depreciation on foreign currency translations	—	—	(603,049)	5,514
Change in unrealized appreciation/depreciation on futures	—	—	10,421	—

Change in unrealized appreciation/depreciation on investments, options and foreign currency translations	2,379,000	5,765,752	1,109,146	9,279,475

Net realized/unrealized gain/(loss) on investments, options and foreign currency transactions and translations	4,162,019	5,398,575	4,453,943	10,532,476

Change in net assets resulting from operations	$8,503,123	$13,550,515	$7,542,327	$17,297,124

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Statement of Changes in Net Assets

	Value Equity Portfolio		Growth Equity Portfolio		Small Capitalization Equity Portfolio
	Six Months Ended December 31, 2004	Year Ended June 30, 2004	Six Months Ended December 31, 2004	Year Ended June 30, 2004	Six Months Ended December 31, 2004	Year Ended June 30, 2004
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$7,050,492	$8,473,217	$4,799,722	$2,808,653	$843,797	$838,283
Realized gains on options transactions	—	—	—	4,850	—	—
Net realized gain/(loss) from investment transactions and futures	13,737,798	35,313,759	4,427,112	23,396,567	11,075,448	85,072,555
Net change in unrealized appreciation on foreign currency transactions	—	—	—	—	45,078,289	50,509,757
Net change in unrealized appreciation on short sale transactions	—	—	—	(4,550)	—	—
Change in unrealized appreciation/depreciation on investment transactions and futures	27,608,186	42,602,680	36,119,111	78,833,357	45,078,289	50,509,757

Change in net assets resulting from operations	48,396,476	86,389,656	45,345,945	105,038,577	56,997,534	136,420,595

Distributions to Shareholders from:
Net investment income	(7,262,199)	(8,533,607)	(4,947,414)	(2,872,520)	(1,031,590)	(771,029)
Net realized gain from investment transactions and futures	—	—	—	—	(17,036,260)	—

Change in net assets resulting from distributions	(7,262,199)	(8,533,607)	(4,947,414)	(2,872,520)	(18,067,850)	(771,029)

Shares of Beneficial Interest:
Proceeds from shares issued	53,866,132	140,035,405	136,543,789	146,289,258	90,877,131	140,198,435
Value of securities transferred in-kind	—	—	—	—	—	12,151,602
Proceeds from reinvestment of dividends	6,730,458	7,900,026	3,851,100	2,520,511	16,773,794	613,337
Cost of shares redeemed	(81,063,437)	(57,064,541)	(29,953,866)	(72,159,958)	(74,570,199)	(119,699,374)

Change in net assets from shares of beneficial interest transactions	(20,466,847)	90,870,890	110,441,023	76,649,811	33,080,726	33,264,000

Change in net assets	20,667,430	168,726,939	150,839,554	178,815,868	72,010,410	168,913,566
Net Assets:
Beginning of period	584,947,193	416,220,254	683,265,813	504,449,945	591,932,281	423,018,715

End of period	$605,614,623	$584,947,193	$834,105,367	$683,265,813	$663,942,691	$591,932,281

Undistributed net investment income	(45,129)	166,578	(48,792)	98,900	—	176,762

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Statement of Changes in Net Assets (continued)

	International Equity Portfolio		Fixed Income Portfolio		Intermediate Term Municipal Bond Portfolio
	Six Months Ended December 31, 2004	Year Ended June 30, 2004	Six Months Ended December 31, 2004	Year Ended June 30, 2004	Six Months Ended December 31, 2004	Year Ended June 30, 2004
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$4,448,845	$10,664,071	$4,341,104	$7,052,288	$8,151,940	$13,135,019
Net realized gain/(loss) from investments and foreign currency transactions	13,053,162	1,890,845	1,783,019	422,134	(367,177)	(33,705)
Change in unrealized appreciation/depreciation investments and foreign currency transactions	86,266,403	154,631,360	2,379,000	(5,767,434)	5,765,752	(10,995,618)

Change in net assets resulting from operations	103,768,410	167,186,276	8,503,123	1,706,988	13,550,515	2,105,696

Distributions to Shareholders from:
Net investment income	(5,320,083)	(10,339,030)	(4,704,713)	(7,765,505)	(8,210,212)	(13,030,762)
Net realized gain from investments and foreign currency transactions and translations	—	—	(374,392)	—	—	—

Change in net assets resulting from distributions	(5,320,083)	(10,339,030)	(5,079,105)	(7,765,505)	(8,210,212)	(13,030,762)

Shares of Beneficial Interest:
Proceeds from shares issued	66,067,735	264,499,649	23,379,252	59,363,912	108,287,442	110,475,577
Value of securities transferred in-kind	—	—	—	12,160,024	—	—
Proceeds from reinvestment of dividends	4,851,872	9,366,529	4,755,061	7,090,583	7,098,465	11,052,561
Cost of shares redeemed	(44,963,031)	(139,020,178)	(13,403,800)	(22,386,950)	(28,691,533)	(31,439,137)

Change in net assets from shares of beneficial interest transactions	25,956,576	134,846,000	14,730,513	56,227,569	86,694,374	90,089,001

Change in net assets	124,404,903	291,693,246	18,154,531	50,169,052	92,034,677	79,163,935
Net Assets:
Beginning of period	832,250,965	540,557,719	197,340,633	147,171,581	352,878,922	273,714,987
Notional Exchange Adjustment

End of period	$956,655,868	$832,250,965	$215,495,164	$197,340,633	$444,913,599	$352,878,922

Undistributed net investment income	2,911,645	3,090,664	349,607	403	(95,194)	24,406

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Statement of Changes in Net Assets (continued)

	Fixed Income II Portfolio		High Yield Bond Portfolio
	Six Months Ended December 31, 2004	Year Ended June 30, 2004	Six Months Ended December 31, 2004	Year Ended June 30, 2004
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$3,088,384	$4,946,273	$6,764,648	$12,584,084
Realized gains on options transactions	—	—	—	4,850
Realized gains on short sale transactions futures and foreign currency transactions	3,344,797	(476,061)	1,253,001	4,316,953
Change in unrealized appreciation/depreciation on investments, futures and foreign currency transactions	1,109,146	(3,826,564)	9,279,475	(1,095,048)

Change in net assets resulting from operations	7,542,327	643,648	17,297,124	15,805,989

Distributions to Shareholders from:
Net investment income	(2,843,866)	(6,127,031)	(8,391,970)	(12,911,326)
Net realized (loss) from investments, futures, and foreign currency transactions	—	(2,210,188)	—	—

Change in net assets resulting from distributions	(2,843,866)	(8,337,219)	(8,391,970)	(12,911,326)

Shares of Beneficial Interest:
Proceeds from shares issued	25,078,076	64,534,788	11,419,596	154,799,604
Proceeds from reinvestment of dividends	2,419,644	6,959,921	7,562,352	11,359,617
Cost of shares redeemed	(11,293,838)	(41,106,910)	(21,053,006)	(139,671,540)

Change in net assets from shares of beneficial interest transactions	16,203,883	30,387,799	(2,071,058)	26,487,681

Change in net assets	20,902,344	22,694,228	6,834,096	29,382,344
Net Assets:
Beginning of period	189,210,793	166,516,565	229,137,221	199,754,877
Notional Exchange Adjustment

End of period	$210,113,137	$189,210,793	$235,971,317	$229,137,221

Undistributed net investment income	992,582	(198,810)	736,647	1,627,107

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements — December 31, 2004 (Unaudited)

1.    DESCRIPTION.    The Hirtle Callaghan Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-ended management series investment company. The Trust was organized as a Delaware business trust on December 15, 1994. The Trust currently offers eight separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The International Equity Portfolio (“International Portfolio”), The Fixed Income Portfolio (“Fixed Income Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”), The Fixed Income II Portfolio (“Fixed Income II Portfolio”), and The High Yield Bond Portfolio (“High Yield Portfolio”).

The Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.    SIGNIFICANT ACCOUNTING POLICIES.    The following is a summary of the significant accounting policies followed by the Portfolios:

A.    Portfolio Valuation.    The net asset value per share of the Portfolios is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4 p.m. Eastern Time on the days the NYSE is open. Each Portfolio’s net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. In valuing the Portfolios’ assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price or NASDAQ Official Closing Price on the business day that such value is being determined. Equity securities listed on a foreign exchange are valued at the last quoted sales price available before the time when such securities are to be valued, provided that where such securities are denominated in foreign currencies, such prices will be converted into U.S dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank. If there have been no sales on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no market quotations can be obtained from a customary pricing source, the Fund shall attempt to obtain a minimum of two broker quotes for the security and the security will be valued at the mean between the highest and lowest ask price obtained. If no quotation is available from either a listed pricing source or two brokers, the security is valued by such method as the Trust’s Board of Trustees (“Board”) shall determine in good faith to reflect the security’s fair value. All other assets of each portfolio are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Pursuant to procedures adopted by the Board, any of the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities.

B.    Securities Transactions and Investment Income.    Portfolio security transactions are reflected no later than in the first calculation on the first business day following trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Dividend income is recognized on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on investments, where applicable, is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Realized gains and losses from paydown transactions on mortgage and asset backed securities are reclassified as investment income or loss for book accounting purposes.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2004 (Unaudited)

C.    Dividend and Capital Gain Distributions to Shareholders.    The Fixed Income, Intermediate Municipal, and Fixed Income II Portfolios declare and distribute dividends from net investment income on a monthly basis. The Value, Growth, Small Cap and High Yield Portfolios declare and distribute dividends from net investment income on a quarterly basis. The International Portfolio declares and distributes dividends from net investment income on a semi-annual basis. Net realized capital gains, if any, are declared and distributed at least annually for each Portfolio.

D.    Repurchase Agreements.    Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the respective Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by U.S. Treasury and U.S. Government securities.

E.    TBA Purchase Commitments.    The Portfolio may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. The risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under the “Portfolio Valuation” above.

F.    Allocation of Expenses.    Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method.

G.    Commission Recapture.    Certain Portfolios of the Trust participate in a commissions recapture program. Recaptured commissions may be used to pay certain expenses of the Portfolios. The expenses eligible to be paid include, but will not be limited to, administration fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust.

For the six months ended December 31, 2004, the amounts recaptured as a result of the commission recapture program are as follows:

Value Portfolio	$122,963
Growth Portfolio	52,953
Small Cap Portfolio	32,491
International Portfolio	87,408

H.    Foreign Exchange Transactions.    The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:

i)    market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

ii)    purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2004 (Unaudited)

Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

I.    Use of Estimates.    Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Actual results could vary from those estimates.

3.    INVESTMENT ADVISORY, CONSULTING AND ADMINISTRATIVE CONTRACTS.    The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management and for placing all orders for the purchase and sale of securities and other instruments on the Portfolio’s behalf. Each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average net assets of that portion of the portfolio managed.

For six months ended December 31, 2004, the Value Portfolio paid the following investment advisory fees:

Specialist Manager	Amount Earned	Fee
SSgA Funds Management, Inc.*	$20,454	0.04%
Institutional Capital Corporation	827,715	0.35%

	$848,169	0.30%

For the six months ended December 31, 2004, the Growth Portfolio paid the following investment advisory fees:

Specialist Manager	Amount Earned	Fee
Jennison Associates LLC	$611,491	0.29%	(a)
SSgA Funds Management, Inc.*	62,165	0.04%

	$673,656	0.18%

For the six months ended December 31, 2004, the Small Cap Portfolio paid the following investment advisory fees:

Specialist Manager(b)	Amount Earned	Fee
Frontier Capital Management Co	$510,981	0.45%
Geewax, Terker & Co	293,005	0.30%	(c)
Sterling Johnston Capital Management, Inc	0	0	(d)
IronBridge Capital Management, Inc.	30,491	0.60%	(e)

	$834,477	0.28%

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2004 (Unaudited)

For the six months ended December 31, 2004, the International Portfolio paid the following investment advisory fees:

Specialist Manager	Amount Earned	Fee
Artisan Partners LP	$138,034	0.09%	(f)
Capital Guardian Trust Co.	516,011	0.18%	(g)

	$654,045	0.15%

For the six months ended December 31, 2004, the Fixed Income Portfolio paid the following investment advisory fees:

Specialist Manager	Amount Earned	Fee
Deutsche Asset Management	$206,628	0.20	%(h)

For the six months ended December 31, 2004, the Intermediate Municipal Portfolio paid the following investment advisory fees:

Specialist Manager	Amount Earned	Fee
Schroder Investment Management North America, Inc	437,062	0.225%	(i)

For the six months ended December 31, 2004, the Fixed Income II Portfolio paid the following investment advisory fees:

Specialist Manager	Amount Earned	Fee
BlackRock Advisors, Inc.	$224,491	0.23%	(j)

For the six months ended December 31, 2004, the High Yield Portfolio paid the following investment advisory fees:

Specialist Manager	Amount Earned	Fee
W.R. Huff Asset Management Co., LLC	$595,613	0.50%

*	SsgA Funds Management, Inc. is an affiliate of State Street Bank and Trust Company, the custodian to the Trust.

(a)	Jennison Associates, LLC is entitled to receive an annual fee of no more than 0.30% of average net assets of that portion of Growth Portfolio allocated to Jennison (the “Jennison Account”). Effective November 1, 2004, the rate at which Jennison’s fee is computed may decrease based on the aggregate market value of the Jennison Account and certain other accounts managed by Jennison for the benefit of institutional investors who are clients of Hirtle Callaghan.

(b)

Franklin Portfolio Associates LLC (“Franklin”) has served as a Specialist Manager for the Small Capitalization Equity Portfolio since October 25, 2004; as of December 31, 2005, no assets had been allocated to Franklin.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2004 (Unaudited)

Franklin is entitled to receive an annual fee of 0.40% of the average net assets of that portion of Portfolio allocated to Franklin. The Trust has conditionally approved an amendment to the Portfolio Management Contract between Franklin and the Trust that would implement a fulcrum fee arrangement. Under the fulcrum fee arrangement, Franklin would be compensated based, in part, on the investment results achieved by it. If the fulcrum fee arrangement is implemented, it could, under certain circumstances, increase or decrease the fee paid to Franklin when compared to a fixed fee arrangement and could result in the payment of incentive compensation during periods of declining markets. The fulcrum fee arrangement will not become effective, however, and advisory fees will continue to be accrued at the rate shown above, until an order from the Securities and Exchange Commission permitting the arrangement is obtained.

(c)	Geewax, Terker & Co. is currently voluntarily waiving 0.20% of its fee earned on average net assets.

(d)	Under the Portfolio Management Contract between the Trust and Sterling Johnston Capital Management, Inc. (“Sterling Johnston”), as amended, Sterling Johnston is compensated under the terms of a fulcrum fee arrangement. Under this agreement, Sterling Johnston receives an asset-based fee calculated at an annual rate of 0.40% (or 40 basis points) of that portion of the Portfolio allocated to it. The amount of the fee payable by the Portfolio to Sterling Johnston is subject to adjustments upwards or downwards based on the investment results achieved by it. The amount shown reflects a decrease in the amount to which Sterling Johnston would have been entitled absent the fulcrum fee arrangement.

(e)	IronBridge Capital Management, Inc. (“IronBridge”) is entitled to receive an annual fee of 0.60% of the average net assets of that portion of Portfolio allocated to IronBridge. IronBridge has served as a Specialist Manager for the Small Capitalization Equity Portfolio since October 25, 2004. The Trust has conditionally approved an amendment to the Portfolio Management Contract between IronBridge and the Trust that would implement a fulcrum fee arrangement. Under the fulcrum fee arrangement, IronBridge would be compensated based, in part, on the investment results achieved by it. If the fulcrum fee arrangement is implemented, it could, under certain circumstances, increase or decrease the fee paid to IronBridge when compared to a fixed fee arrangement and could result in the payment of incentive compensation during periods of declining markets. The fulcrum fee arrangement will not become effective, however, and advisory fees will continue to be accrued at the rate shown above, until an order from the Securities and Exchange Commission permitting the arrangement is obtained.

(f)	Under the Portfolio Management Contract between the Trust and Artisan Partners Limited Partnership (“Artisan”), as amended, Artisan is compensated under the terms of a fulcrum fee arrangement. Under this agreement, Artisan receives an asset-based fee calculated at an annual rate of 0.40% (or 40 basis points) of that portion of the Portfolio allocated to it. The amount of the fee payable by the Portfolio to Artisan is subject to adjustments upwards or downwards based on the investment results achieved by it. The amount shown reflects a decrease in the amount to which Artisan would have been entitled absent the fulcrum fee arrangement.

(g)	Under the Portfolio Management Contract between the Trust and Capital Guardian Trust Company (“CapGuardian”), as amended, CapGuardian is compensated under the terms of a fulcrum fee arrangement. Under this agreement, CapGuardian receives an asset-based fee calculated at an annual rate of 0.40% (or 40 basis points) of that portion of the Portfolio allocated to it. The amount of the fee payable by the Portfolio to CapGuardian is subject to adjustments upwards or downwards based on the investment results achieved by it. The amount shown reflects a decrease in the amount to which CapGuardian would have been entitled absent the fulcrum fee arrangement.

(h)	Effective January 1, 2005, Deutsche Asset Management, Inc. is voluntarily waiving a portion of its fees.

(i)	Effective January 1, 2005, Schroder Investment Management North America, Inc. has agreed to reduce it’s fee to 0.20% of average net assets.

(j)	Tiered fee of 0.25% of the average daily net assets on the first $100 million, 0.20% of such assets between $100 million and $200 million, and 0.175% of such assets over $200 million.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2004 (Unaudited)

Pursuant to a consulting agreement between the Trust and Hirtle Callaghan & Company, Inc. (“HCCI”), HCCI is paid a fee calculated and accrued daily and paid monthly at an annual rate of 0.05% of average net assets per Portfolio. HCCI makes its officers available to serve as officers and/or Trustees of the Trust, provides office space sufficient for the Trust’s principal office, and monitors the performance of various investment management organizations, including the Specialist Managers. HCCI does not have investment discretion with respect to Trust assets but is an investment adviser to the Trust for purposes of the 1940 Act.

BISYS Fund Services (“BISYS”) is responsible for providing the Portfolios with administrative, fund accounting, dividend and capital gains disbursing agent and transfer agency services. BISYS receives compensation for providing administration, fund accounting and transfer agency services at an all inclusive fee (“Omnibus Fee”) based on a percentage of each Portfolio’s average net assets. The Omnibus Fee is accrued daily and payable on a monthly basis.

4.    PURCHASE AND SALE TRANSACTIONS.    The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the six months ended December 31, 2004, were as follows:

Portfolio	Purchases	Sales
Value Portfolio	$197,718,914	$220,676,511
Growth Portfolio	257,007,972	147,616,623
Small Cap Portfolio	301,023,810	279,048,786
International Portfolio	190,678,860	153,704,878
Fixed Income Portfolio	194,686,161	182,019,026
Intermediate Municipal Portfolio	109,822,573	30,690,749
Fixed Income II Portfolio	787,739,743	775,343,857
High Yield Portfolio	60,842,074	38,736,917

5.    SHARES OF BENEFICIAL INTEREST.    The Trust is authorized to issue unlimited shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Portfolios for the six months ended December 31, 2004, were as follows:

	Value Portfolio	Growth Portfolio	Small Cap Portfolio	International Portfolio
Beginning balance	42,596,090	66,116,961	41,786,268	86,994,341

Shares issued	3,884,761	13,735,348	6,110,223	6,879,291
Shares issued in exchange for securities transferred in-kind	—	—	—	—
Shares issued in reinvestment of dividends and distributions	467,755	379,390	1,142,483	455,144
Shares redeemed	(5,878,240)	(2,932,245)	(4,760.045)	(4,508,431)

Net increase in shares	(1,525,724)	11,182,493	2,492,661	2,826,004

Ending balance	41,070,366	77,299,454	44,278,929	89,820,345

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2004 (Unaudited)

	Fixed Income Portfolio	Intermediate Term Municipal Portfolio	Fixed Income II Portfolio	High Yield Portfolio
Beginning balance	19,712,191	35,330,518	19,113,159	30,287,585

Shares issued	2,290,745	10,661,458	2,478,281	1,474,620
Shares issued in exchange for securities transferred in-kind	—	—	—	—
Shares issued in reinvestment of dividends and distributions	468,236	701,921	240,871	974,440
Shares redeemed	(1,314,823)	(2,832,282)	(1,118,227)	(2,683,030)

Net increase/(decrease) in shares	1,444,158	8,531,097	1,600,926	(233,970)

Ending balance	21,156,349	43,861,615	20,714,085	30,053,615

6.    DERIVATIVE INSTRUMENTS.    Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, mortgage dollar rolls, and financial futures contracts.

Forward Currency Contracts — A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Portfolio could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

Forward foreign exchange contracts may involve market or credit risk in excess of the amounts reflected on the Portfolio’s statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at December 31, 2004 are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio. Such contracts are generally used for the purpose of hedging exposure to changes in foreign currency exchange rates.

Mortgage Dollar Rolls — The Fixed II Portfolio may enter into mortgage dollar rolls (principally using TBA’s) in which the Portfolios sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Portfolios account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. A Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

In a “fee” roll, the compensation is recorded as deferred income and amortized to income over the roll period. In a “drop” roll, the compensation is paid via a lower price for the security upon its repurchase. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. Dollar rolls are generally used for the purpose of enhancing yield, principally by earning a negotiated fee.

Financial Futures Contracts — Certain of the Portfolios may invest in financial futures contracts for the purpose of hedging their existing portfolio securities, or securities that they intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Portfolio

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2004 (Unaudited)

is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”‘ are made or received by a Portfolio each day, depending on the daily fluctuations in the fair market value of the underlying security. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

7.    FEDERAL INCOME TAXES.    It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

8.    SECURITY PROXY VOTING.    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities and, as of August 31, 2004, information regarding how the Portfolios voted proxies related to portfolio securities during the six months ended December 31, 2004, is available with out charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commissions website at http://www.sec.gov.

9.    SHAREHOLDER VOTE.    On October 5, 2004, a Special Meeting of the Shareholders of the Small Cap Portfolio approved Portfolio Management Contracts with IronBridge and Franklin. Shareholders also conditionally approved the terms of a fulcrum fee arrangement for each of IronBridge and Franklin. These arrangements, and the respective amendments in which they are set forth, will not become effective until and unless an order is obtained by the respective Specialist Manager from the Securities and Exchange Commission permitting the arrangement (see note 3, above). The engagements and amendments were all approved by the following votes:

	Votes			% of Shares Present Voted For	% of Shares Present Voted Against
	For	Against	Abstain
Proposal #1
Approval of IronBridge agreement	32,051,658	25,545	0	99.9	0.10

Proposal #2
Approval of IronBridge fulcrum fee	32,051,658	25,545	0	99.9	0.10

Proposal #3
Approval of Franklin agreement	32,051,658	25,545	0	99.9	0.10

Proposal #4
Approval of Franklin fulcrum fee	32,051,658	25,545	0	99.9	0.10

10.    QUARTERLY PORTFOLIO HOLDINGS.    A copy of the Trust’s quarterly portfolio holdings for the quarter ending September 30, 2004 will be available without charge on the Securities and Exchange Commissions website at http://www.sec.gov.

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period (Unaudited)

	Value Equity Portfolio
	Six Months Ended December 31, 2004		Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002	Year Ended June 30, 2001	Year Ended June 30, 2000
Net Asset Value, Beginning of Period	$13.73		$11.67	$12.32	$13.99	$13.20	$14.85

Income from Investment Operations:
Net investment income	(0.18)		0.22	0.18	0.18	0.17	0.17
Net realized and unrealized gains/(losses) from investments and futures	1.02		2.06	(0.65)	(1.63)	1.06	(0.92)

Total from investment operations	0.84		2.28	(0.47)	(1.45)	1.23	(0.75)

Distributions to Shareholders from:
Net investment income	0.18		(0.22)	(0.18)	(0.18)	(0.17)	(0.17)
Net realized gains on investments and futures	—		—	—	(0.04)	(0.27)	(0.73)

Total distributions to shareholders	0.18		(0.22)	(0.18)	(0.22)	(0.44)	(0.90)

Net Asset Value, End of Period	$14.75		$13.73	$11.67	$12.32	$13.99	$13.20

Total Return	8.78	%(b)	19.64%	(3.66%)	(10.42%)	9.43%	(5.14%)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$605,615		$584,947	$416,220	$322,074	$281,192	$241,803
Ratio of expenses to average net assets including expenses paid indirectly	0.48	%(a)	0.43%	0.42%	0.42%	0.53%	0.55%
Ratio of expenses to average net assets excluding expenses paid indirectly*	0.43	%(a)	0.39%	0.37%	0.42%	0.53%	0.55%
Ratio of net investment income to average net assets excluding expenses paid indirectly*	2.41	%(a)	1.70%	1.78%	1.42%	1.24%	1.29%
Portfolio turnover rate	39.35%		79.13%	71.03%	66.24%	138.97%	128.72%

*	During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.
(a)	Annualized.
(b)	Not Annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period (Unaudited)

	Growth Equity Portfolio
	Six Months Ended December 31, 2004		Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002	Year Ended June 30, 2001	Year Ended June 30, 2000
Net Asset Value, Beginning of Period	$10.33		$8.64	$8.78	$11.81	$20.63	$17.96

Income from Investment Operations:
Net investment income	0.06		0.05	0.05	0.04	0.04	0.08
Net realized and unrealized gains/(losses) on investments, options, and futures	0.46		1.69	(0.14)	(3.03)	(6.66)	4.69

Total from investment operations	0.52		1.74	(0.09)	(2.99)	(6.62)	4.77

Distributions to Shareholders from:
Net investment income	(0.06)		(0.05)	(0.05)	(0.04)	(0.04)	(0.08)
Net realized gains from investments, options and futures	—		—	—	—	(2.16)	(2.02)

Total distributions to shareholders	(0.06)		(0.05)	(0.05)	(0.04)	(2.20)	(2.10)

Net Asset Value, End of Period	$10.79		$10.33	$8.64	$8.78	$11.81	$20.63

Total Return	5.09	%(b)	20.12%	(1.01%)	(25.37%)	(33.03%)	27.71%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$834,105		$683,266	$504,450	$367,547	$327,097	$361,607
Ratio of expenses to average net assets including expenses paid indirectly	0.36	%(a)	0.38%	0.39%	0.40%	0.43%	0.52%
Ratio of expenses to average net assets excluding expenses paid indirectly*	0.35	%(a)	0.36%	0.38%	0.40%	0.43%	0.52%
Ratio of net investment income to average net assets excluding expenses paid indirectly*	1.29	%(a)	0.47%	0.63%	0.40%	0.25%	0.47%
Portfolio turnover rate	20.64%		49.19%	51.06%	58.55%	95.66%	94.37%

*	During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.
(a)	Annualized.
(b)	Not Annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period (Unaudited)

	Small Capitalization Equity Portfolio
	Six Month Ended December 31, 2004		Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002	Year Ended June 30, 2001	Year Ended June 30, 2000
Net Asset Value, Beginning of Period	$14.17		$10.81	$11.42	$12.96	$15.29	$12.33

Income from Investment Operations:
Net investment income	0.02		0.02	0.03	0.01	0.03	0.02
Net realized and unrealized gains/(losses) on investments	1.22		3.36	(0.61)	(1.54)	(0.79)	2.96

Total from investment operations	1.24		3.38	(0.58)	(1.53)	(0.76)	2.98

Distributions to Shareholders from:
Net investment income	(0.03)		(0.02)	(0.03)	(0.01)	(0.03)	(0.02)
Net realized gains from investments	(0.39)		—	—	—	(1.54)	—

Total distributions to shareholders	(0.42)		(0.02)	(0.03)	(0.01)	(1.57)	(0.02)

Net Asset Value, End of Period	$14.99		$14.17	$10.81	$11.42	$12.96	$15.29

Total Return	8.78	%(b)	31.28%	(4.98%)	(11.88%)	(3.67%)	24.21%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$663,943		$591,932	$423,019	$323,895	$311,949	$279,784
Ratio of expenses to average net assets including expenses paid indirectly and expenses waived	0.46	%(a)	0.45%	0.49%	0.60%	0.63%	0.60%
Ratio of expenses to average net assets excluding expenses paid indirectly and expenses waived*	0.39	%(a)	0.39%	0.44%	0.60%	0.63%	0.60%
paid indirectly and expenses waived* excluding expenses paid indirectly and expenses waived*	0.21	%(a)	0.16%	0.33%	0.10%	0.22%	0.18%
Portfolio turnover rate	48.13%		117.51%	122.08%	144.98%	134.43%	111.52%

*	During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.
(a)	Annualized.
(b)	Not Annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period (Unaudited)

	International Equity Portfolio
	Six Months Ended December 31, 2004		Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002	Year Ended June 30, 2001	Year Ended June 30, 2000
Net Asset Value, Beginning of Period	$9.57		$7.58	$8.50	$9.27	$15.34	$12.85

Income from Investment Operations:
Net investment income	0.05		0.12	0.14	0.09	0.10	0.12
Net realized and unrealized gains/(losses) on investments and foreign currency transactions	1.09		1.99	(0.96)	(0.75)	(3.71)	2.82

Total from investment operations	1.14		2.11	(0.82)	(0.66)	(3.61)	2.94

Distributions to Shareholders from:
Net investment income	(0.06)		(0.12)	(0.10)	(0.11)	(0.08)	(0.07)
Net realized gains from investments and foreign currency transactions	—		—	—	—	(2.38)	(0.38)

Total distributions to shareholders	(0.06)		(0.12)	(0.10)	(0.11)	(2.46)	(0.45)

Net Asset Value, End of Period	$10.65		$9.57	$7.58	$8.50	$9.27	$15.34

Total Return	11.91	%(b)	27.76%	(9.55%)	(7.05%)	(24.87%)	23.14%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$956,656		$832,251	$540,558	$475,352	$368,213	$383,572
Ratio of expenses to average net assets including expenses paid indirectly	0.39	%(a)	0.44%	0.72%	0.64%	0.66%	0.65%
Ratio of expenses to average net assets excluding expenses paid indirectly*	0.37	%(a)	0.40%	0.70%	0.64%	0.66%	0.65%
Ratio of net investment income to average net assets excluding expenses paid indirectly*	1.01	%(a)	1.46%	1.67%	1.10%	1.02%	0.98%
Portfolio turnover rate	18.37%		46.37%	31.74%	40.22%	80.80%	144.41%

*	During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.
(a)	Annualized.
(b)	Not Annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period (Unaudited)

	Fixed Income Portfolio
	Six Months Ended December 31, 2004		Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002	Year Ended June 30, 2001	Year Ended June 30, 2000
Net Asset Value, Beginning of Period	$10.01		$10.38	$10.19	$9.91	$9.44	$9.64

Income from Investment Operations:
Net investment income	0.21		0.42	0.53	0.60	0.64	0.62
Net realized and unrealized gains/(losses) on investments	0.22		(0.33)	0.33	0.30	0.47	(0.20)

Total from investment operations	0.43		0.09	0.86	0.90	1.11	0.42

Distributions to Shareholders from:
Net investment income	(0.23)		(0.46)	(0.53)	(0.60)	(0.64)	(0.62)
Net realized gains from investments	(0.02)		—	(0.14)	(0.02)	—	—

Total distributions to shareholders	(0.25)		(0.46)	(0.67)	(0.62)	(0.64)	(0.62)

Net Asset Value, End of Period	$10.19		$10.01	$10.38	$10.19	$9.91	$9.44

Total Return	4.33	%(b)	0.88%	8.86%	9.11%	12.02%	4.49%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$215,495		$197,341	$147,172	$126,708	$128,137	$130,508
Ratio of expenses to average net assets	0.37	%(a)	0.39%	0.44%	0.44%	0.46%	0.46%
Ratio of net investment income to average net assets	4.20	%(a)	4.15%	4.85%	5.80%	6.52%	6.52%
Portfolio turnover rate	91.82%		216.92%	181.20%	118.94%	130.52%	147.65%

(a)	Annualized.
(b)	Not Annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period (Unaudited)

	Intermediate Term Municipal Bond Portfolio
	Six Months Ended December 31, 2004		Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002	Year Ended June 30, 2001	Year Ended June 30, 2000
Net Asset Value, Beginning of Period	$9.99		$10.35	$10.04	$9.89	$9.56	$9.79

Income from Investment Operations:
Net investment income	0.20		0.44	0.45	0.47	0.48	0.46
Net realized and unrealized gains/(losses) on investments	0.16		(0.36)	0.31	0.13	0.33	(0.23)

Total from investment operations	0.36		0.08	0.76	0.60	0.81	0.23

Distributions to Shareholders from:
Net investment income	(0.21)		(0.44)	(0.45)	(0.45)	(0.48)	(0.46)

Total distributions to shareholders	(0.21)		(0.44)	(0.45)	(0.45)	(0.48)	(0.46)

Net Asset Value, End of Period	$10.14		$9.99	$10.35	$10.04	$9.89	$9.56

Total Return	3.64	%(b)	0.78%	7.70%	6.16%	8.61%	2.45%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$444,914		$352,879	$273,715	$254,032	$202,019	$199,566
Ratio of expenses to average net assets	0.39	%(a)	0.40%	0.43%	0.44%	0.46%	0.46%
Ratio of net investment income to average net assets	4.19	%(a)	4.40%	4.40%	4.74%	4.87%	4.84%
Portfolio turnover rate	8.17%		20.53%	18.41%	27.82%	31.02%	51.34%

*	During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.
(a)	Annualized.
(b)	Not Annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period (Unaudited)

	Fixed Income II Portfolio
	Six Month’s Ended December 31, 2004		Year Ended June 30, 2004	Period Ended June 30, 2003	Year Ended June 30, 2002	Period Ended June 30, 2001(a)
Net Asset Value, Beginning of Period	$9.90		$10.36	$10.17	$10.33	$10.00

Income from Investment Operations:
Net investment income	0.16		0.30	0.56	0.65	0.54
Net realized and unrealized gains/(losses) on investments, options, futures, and foreign currency transactions	0.22		(0.26)	0.28	0.13	0.33

Total from investment operations	0.38		0.04	0.84	0.78	0.87

Distributions to Shareholders from:
Net investment income	(0.14)		(0.36)	(0.57)	(0.69)	(0.54)
Net realized gains from investments, options, futures, and foreign currency transactions	—		(0.14)	(0.08)	(0.25)	—

Total distributions to shareholders	(0.14)		(0.50)	(0.65)	(0.94)	(0.54)

Net Asset Value, End of Period	$10.14		$9.90	$10.36	$10.17	$10.33

Total Return	3.90	%(c)	0.46%	8.57%	7.74%	8.83	%(b)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$210,113		$189,211	$166,517	$175,449	$183,351
Ratio of expenses to average net assets	0.40	%(b)	0.39%	0.45%	0.47%	0.51	%(c)
Ratio of net investment income to average net assets	3.10	%(b)	2.90%	4.69%	6.21%	6.87	%(c)
Portfolio turnover rate	397.91%		652.03%	453.38%	475.78%	342.57%

(a)	For the period September 26, 2000 (commencement of operations) through June 30, 2001.
(b)	Annualized.
(c)	Not annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period (Unaudited)

	High Yield Bond Portfolio
	Six Month’s Ended December 31, 2004		Year Ended June 30, 2004	Period Ended June 30, 2003	Year Ended June 30, 2002	Period Ended June 30, 2001(a)
Net Asset Value, Beginning of Period	$7.57		$7.46	$6.90	$8.34	$10.00

Income from Investment Operations:
Net investment income	0.23		0.46	0.49	0.71	0.80
Net realized and unrealized gains/(losses) on investments, futures and foreign currency transactions	0.33		0.12	0.57	(1.46)	(1.69)

Total from investment operations	0.56		0.58	1.06	(0.75)	(0.89)

Distributions to Shareholders from:
Net investment income	(0.28)		(0.47)	(0.50)	(0.69)	(0.77)

Total distributions to shareholders	(0.28)		(0.47)	(0.50)	(0.69)	(0.77)

Net Asset Value, End of Period	$7.85		$7.57	$7.46	$6.90	$8.34

Total Return	7.50	%(c)	8.09%	16.08%	(9.35%)	(9.13	%)(b)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$235,971		$229,142	$199,755	$161,206	$137,248
Ratio of expenses to average net assets excluding fee waivers/reimbursements	0.67	%(b)	0.67%	0.61%	0.57%	0.62	%(c)*
Ratio of expenses to average net assets	0.67	%(b)	0.67%	0.61%	0.57%	0.61	%(c)
Ratio of net investment income to average net assets	5.68	%(b)	5.93%	7.73%	9.47%	11.80	%(c)
Portfolio turnover rate	17.92%		93.45%	60.95%	51.06%	33.23%

*	During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.
(a)	For the period September 26, 2000 (commencement of operations) through June 30, 2001.
(b)	Annualized.
(c)	Not annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information — December 31, 2004 (Unaudited)

Value Equity Fund:

Security Allocation	Percentage of Market Value
Energy	12.5%
Materials	2.0%
Industrials	16.0%
Consumer Discretionary	14.1%
Consumer Staples	5.7%
Health Care	9.6%
Financials	26.6%
Information Technology	6.2%
Telecommunications	2.9%
Utilities	4.4%

Total	100.0%

Growth Equity Fund:

Security Allocation	Percentage of Market Value
Energy	6.2%
Materials	0.6%
Industrials	6.6%
Consumer Discretionary	14.7%
Consumer Staples	9.1%
Health Care	21.2%
Financials	11.3%
Information Technology	29.7%
Telecommunications	0.5%
Utilities	0.1%

Total	100.0%

Small Capitalization Equity Fund:

Security Allocation	Percentage of Market Value
Energy	11.5%
Materials	7.7%
Industrials	20.5%
Consumer Discretionary	15.0%
Consumer Staples	1.5%
Health Care	11.8%
Financials	11.1%
Information Technology	19.6%
Telecommunications	0.7%
Utilities	0.6%

Total	100.0%

International Equity Fund:

Security Allocation by Trading Currency	Percentage of Market Value
Australian Dollar	2.5%
British Pound	18.7%
Canadian Dollar	3.2%
Danish Krone	0.8%
Euro	31.4%
Hong Kong Dollar	1.7%
Korean Won	0.9%
Mexican Peso	1.4%
Norweigen Kroner	1.1%
Swedish Krone	1.9%
Swiss Franc	11.3%
Singapore Dollar	1.4%
Japanese Yen	20.7%
Other	3.0%

Total	100.0%

Fixed Income Fund:

Security Allocation	Percentage of Market Value
U.S. Treasury	17.6%
Mortgages	42.1%
Corporates	25.8%
Asset Backed	5.7%
Taxable Municipal	6.1%
Cash/Other	2.7%

Total	100.0%

Intermediate Municipal Bond Fund:

Security Allocation by State	Percentage of Market Value
Alaska	0.1%
Alabama	1.5%
Arkansas	0.3%
Arizona	4.7%
California	4.3%
Colorado	1.9%
Connecticut	0.9%
District of Columbia	0.5%
Delaware	0.8%
Florida	2.3%
Georgia	1.7%
Hawaii	0.2%

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information (continued) — December 31, 2004 (Unaudited)

Intermediate Municipal Bond Fund: (continued)

Security Allocation by State	Percentage of Market Value
Idaho	0.4%
Illinois	12.3%
Indiana	1.7%
Kansas	0.1%
Kentucky	1.5%
Louisiana	2.2%
Massachusetts	1.5%
Maryland	1.2%
Maine	0.1%
Michigan	4.1%
Minnesota	0.6%
Missouri	2.5%
Mississippi	0.6%
Montana	0.1%
North Carolina	1.0%
North Dakota	1.0%
Nebraska	0.5%
New Hampshire	0.6%
New Jersey	3.0%
New Mexico	0.5%
Nevada	0.7%
New York	7.9%
Ohio	1.6%
Oklahoma	1.1%
Oregon	0.4%
Pennsylvania	10.3%
Rhode Island	0.5%
South Carolina	1.0%
South Dakota	0.1%
Tennessee	1.2%
Texas	5.8%
Utah	0.7%
Virginia	1.3%
Vermont	0.1%
Washington	2.9%
Wisconsin	2.1%
West Virginia	0.3%
Wyoming	0.2%
Non-Municipal Securities & Money Markets	7.5%

Total	100.0%

Fixed Income II Fund:

Security Allocation	Percentage of Market Value
US Treasury	29.2%
Agency	8.0%
Mortgages	33.7%
Corporate	20.3%
Asset Backed	5.0%
Taxable Municipal	0.2%
Cash/Other	3.7%

Total	100.0%

High Yield Bond Fund:

Security Allocation	Percentage of Market Value
Cable System Operators	15.6%
Containers & Packaging	3.2%
Defense Technology	4.8%
Energy	16.9%
Food & Beverage	3.9%
Health Care & Life Sciences	19.9%
Information/Data Service Providers	1.1%
Media	6.7%
Natural Resources	0.8%
Paper & Forest Products	11.2%
Publishing, Advertising & Entertainment	3.5%
Science Related	6.9%
Special Situations	1.7%
Telecommunications Equipment	3.2%
Wireless Services	3.1%
Cash/Other	-2.4%

Total	100.0%

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information (continued) — December 31, 2004 (Unaudited)

As a shareholder of the Hirtle Callaghan Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Hirtle Callaghan Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 through December 31, 2004.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Hirtle Callaghan Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value, July 1, 2004	Ending Account Value, December 31, 2004	Expenses Paid During Period[2]	Annualized Expense Ratio
Value Equity Portfolio
	Actual	$1,000	$1,088	$2.26	0.43%
	Hypothetical[1]	$1,000	$1,023	$2.19	0.43%

Growth Equity Portfolio
	Actual	$1,000	$1,051	$1.80	0.35%
	Hypothetical[1]	$1,000	$1,023	$1.78	0.35%

Small Capitalization Equity Portfolio
	Actual	$1,000	$1,088	$1.99	0.38%
	Hypothetical[1]	$1,000	$1,023	$1.93	0.38%

International Equity Portfolio
	Actual	$1,000	$1,119	$1.97	0.37%
	Hypothetical[1]	$1,000	$1,023	$1.88	0.37%

Fixed Income Portfolio
	Actual	$1,000	$1,043	$1.90	0.37%
	Hypothetical[1]	$1,000	$1,023	$1.88	0.37%

Intermediate Term Municipal Bond Portfolio
	Actual	$1,000	$1,036	$2.00	0.39%
	Hypothetical[1]	$1,000	$1,023	$1.99	0.39%

Fixed Income II Portfolio
	Actual	$1,000	$1,039	$2.05	0.40%
	Hypothetical[1]	$1,000	$1,023	$2.04	0.40%

High Yield Bond Portfolio
	Actual	$1,000	$1,075	$3.49	0.67%
	Hypothetical[1]	$1,000	$1,023	$3.41	0.67%

1	Represents the hypothetical 5% annual return before expenses.
2	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information — December 31, 2004 (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-868-8825 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Schedules of Portfolio Investments for the periods ending September 30 and March 31 (beginning May 30) are available, without charge on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report must be preceded or accompanied by a prospectus of the Fund. The Prospectus contains more complete information, including investment objective, risks, fees, and expenses and should be read carefully before investing or sending any money.

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information — December 31, 2004 (Unaudited)

Trustees and Officers of The Hirtle Callaghan Trust

Officers and Interested Trustees.    The table below sets forth certain information about each of the Trust’s Interested Trustees, as well as its executive officers.

Name, Address, and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee**
Donald E. Callaghan* Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 58	Chairman and President	Indefinite; Since: 7/20/95	For more than the past five years, Mr. Callaghan has been a Principal of Hirtle Callaghan.	8	None

Jonathan J. Hirtle* Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 51	Trustee	Indefinite; Since: 7/20/95	For more than the past five years, Mr. Hirtle has been a Principal of Hirtle Callaghan.	8	None

Robert J. Zion Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 42	Vice President & Treasurer	Indefinite; Since: 7/20/95	Mr. Zion is a Principal of Hirtle Callaghan, and has been employed by that firm for more than the last five years.	8	None

*	Messrs. Callaghan and Hirtle may each be deemed to be an “interested person,” as defined by the 1940 Act, because of their employment with Hirtle, Callaghan & Co., Inc., the overall investment adviser to the Trust.
**	The information in this column relates only to directorships in companies required to file certain reports with the SEC under various federal securities laws.

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information — December 31, 2004 (Unaudited)

Independent Trustees.    The following table sets forth certain information about the Trust’s Independent Trustees.

Name, Address, and Age	Position(s) Held with Trust and Age	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee
Ross H. Goodman Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 56	Trustee	Indefinite; Since: 7/20/95	For more than the past five years, Mr. Goodman has been President and Owner of American Industrial Management & Sales, Northeast, Inc. or its predecessors (manufacturing representative).	8	None

Harvey Magarick Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 65	Trustee	Indefinite Since: 07/01/04	Retired. For more than the last five years Mr. Magarick was a partner in the auditing firm of BDO Seidman, LLP.	8	None

Jarrett Burt Kling Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 61	Trustee	Indefinite; Since: 7/20/95	For more than the past five years, Mr. Kling has been associated with CRA Real Estate Securities, L.P., a registered investment adviser and indirect, wholly owned subsidiary of ING Group.	8	ING Clarion Real Estate Income Fund, ING Clarion Global Real Estate Income Fund

R. Richard Williams Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 59	Trustee	Indefinite; Since: 7/15/99	Since early 2000, Mr. Williams has been owner of Seaboard Advisors (consulting services). Prior to that time, Mr. Williams	8	None

Richard W. Wortham, III Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 66	Trustee	Indefinite; Since: 7/20/95	For more than the past five years, Mr. Wortham has been President of Video Rental of Pennsylvania, Inc. and its parent, Houston VMC, Inc.	8	None

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s directors and officers. To obtain a copy of the SAI, without charge, call (800) 242-9596.

THE HIRTLE CALLAGHAN TRUST

Trustees

DONALD E. CALLAGHAN*

JONATHAN J. HIRTLE*

ROSS H. GOODMAN

JARRETT B. KLING

HARVEY MAGARICK

RICHARD W. WORTHAM III

R. RICHARD WILLIAMS

* “Interested	Person” as that term is defined in the Investment Company Act of 1940.

Sponsor	Counsel
Hirtle Callaghan & Co., Inc.	Drinker Biddle & Reath LLP
Five Tower Bridge	One Logan Square—18th & Cherry Streets
300 Barr Harbor Drive, Suite 500	Philadelphia, Pennsylvania 19103-6996
West Conshohocken, Pennsylvania 19428

Administrator and Distributor	Independent Registered Public Accounting Firm
BISYS Fund Services	PricewaterhouseCoopers LLP
3435 Stelzer Road	100 East Broad Street
Columbus, Ohio 43219	Suite 2100
Columbus, Ohio 43215

Custodian
State Street Bank and Trust Company
Two World Financial Center
225 Liberty Street
New York, New York 10281

This report is for the information of the shareholders of The Hirtle Callaghan Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus.

2/05

Item 2.	Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable – only for annual reports.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Item 3.	Audit Committee Financial Expert.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6.	Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 11.	Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable - Only effective for annual reports.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Hirtle Callaghan Funds

By (Signature and Title)*	/s/ DONALD E. CALLAGHAN
Name:	Donald E. Callaghan
Title:	Principal Executive Officer
Date: March 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ DONALD E. CALLAGHAN
Name:	Donald E. Callaghan
Title:	Principal Executive Officer
Date: March 11, 2005

By (Signature and Title)*	/s/ ROBERT J. ZION
Name:	Robert J. Zion
Title:	Principal Financial Officer
Date: March 11, 2005

*	Print the name and title of each signing officer under his or her signature.